UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03636

The Guardian Variable Contract Funds, Inc.

(Exact name of registrant as specified in charter)

7 Hanover Square New York, N.Y. 10004

(Address of principal executive offices) (Zip code)

John H. Walter	Thomas G. Sorell
The Guardian Variable Contract Funds, Inc.	The Guardian Variable Contract Funds, Inc.
7 Hanover Square	7 Hanover Square
New York, N.Y. 10004	New York, N.Y. 10004

(Name and address of agents for service)

Registrant’s telephone number, including area code: (800) 221-3253

Date of fiscal year end: December 31

Date of reporting period: June 30, 2006

ITEM 1. REPORTS TO STOCKHOLDERS.

The Semiannual Report to Shareholders follows.

■ The Guardian Stock Fund	Semiannual Report To Contractowners

Manind V. Govil, CFA Portfolio Manager

Objective:

Long-term growth of capital

Portfolio:

At least 80% common stocks and securities convertible into common stocks

Inception Date:

April 13, 1983

Net Assets at June 30, 2006:

$972,448,202

Top Ten Holdings  (As of 6/30/2006)

Company	Percentage of Total Net Assets
Viacom, Inc. — Class B	3.24%
AT & T, Inc.	3.18%
Chevron Corp.	2.81%
Caterpillar, Inc.	2.67%
Wyeth	2.67%
MasterCard, Inc. — Class A	2.59%
Abbott Laboratories	2.57%
Pfizer, Inc.	2.54%
Apple Computer, Inc.	2.41%
Microsoft Corp.	2.34%

Sector Weightings vs. Index  (As of 6/30/2006)

Average Annual Total Returns  (For periods ended 6/30/2006)

	Year to Date	1 Yr	5 Yrs	10 Yrs	Since Inception 4/13/1983
The Guardian Stock Fund	2.25%	9.30%	–0.01%	5.45%	11.42%
S&P 500 Index	2.71%	8.63%	2.50%	8.32%	12.39%

About information in this report:

•	All performance data quoted is historical and the results represent past performance and neither guarantee nor predict future investment results. To obtain performance data current to the most recent month (available within 7 business days of the most recent month end), please call us at (800) 221-3253 or visit our website at www.guardianinvestor.com. Current performance may be higher or lower than the performance quoted here. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.
•	It is important to consider the Fund’s investment objectives, risks, fees and expenses before investing. All funds involve some risk, including possible loss of the principal amount invested.
•	The S&P 500 Index is an index of 500 primarily large cap U.S. stocks that is generally considered to be representative of U.S. stock market activity. Index returns are provided for comparative purposes. Please note that the index is unmanaged and not available for direct investment and its returns do not reflect the fees and expenses that have been deducted from the Fund.
•	Total return figures are historical and assume the reinvestment of dividends and distributions and the deduction of all Fund expenses. The actual total returns for owners of variable annuity contracts or variable life insurance policies that provide for investment in the Fund will be lower to reflect separate account and contract/policy charges. The return figures shown do not reflect the deduction of taxes that a contractowner may pay on distributions or redemption of units.

THE GUARDIAN STOCK FUND	1

■ The Guardian Stock Fund	Semiannual Report To Contractowners

Fund Expenses

By investing in the Fund, you incur two types of costs: (1) transaction costs, including, as applicable, sales charges on purchase payments, reinvested dividends, or other distributions; redemption fees and exchange fees; and (2) ongoing costs, including, as applicable, management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other underlying funds.

The example is based on an investment of $1,000 invested on January 1, 2006 and held for six months ended June 30, 2006.

Actual Expenses

The first line in the table provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2006	Ending Account Value June 30, 2006	Expenses Paid During the Period*	Annualized Expense Ratio
Actual	$1,000	$1,022.50	$2.81	0.56%
Hypothetical (5% return before expenses)	$1,000	$1,022.02	$2.81	0.56%

*	Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the Fund’s most recent fiscal half-year).

2	THE GUARDIAN STOCK FUND

■	The Guardian Stock Fund

Schedule of Investments

June 30, 2006 (Unaudited)

Shares		Value

Common Stocks — 98.8%
Aerospace and Defense — 2.7%
199,700	Boeing Co.	$16,357,427
159,200	General Dynamics Corp.	10,421,232

		26,778,659

Beverages — 0.9%
146,800	PepsiCo., Inc.	8,813,872

Biotechnology — 1.1%
168,600	Genzyme Corp.*	10,293,030

Capital Markets — 5.1%
133,000	Goldman Sachs Group, Inc.	20,007,190
185,700	Legg Mason, Inc.	18,480,864
204,600	Northern Trust Corp.	11,314,380

		49,802,434

Chemicals — 1.6%
242,400	Dow Chemical Co.	9,460,872
122,400	Rohm & Haas Co.	6,134,688

		15,595,560

Commercial Banks — 3.0%
170,500	Compass Bancshares, Inc.	9,479,800
747,800	Synovus Financial Corp.	20,026,084

		29,505,884

Communications Equipment — 2.3%
1,098,000	Nokia Corp. ADR	22,245,480

Computers and Peripherals — 5.5%
410,900	Apple Computer, Inc.*	23,470,608
967,500	EMC Corp.*	10,613,475
621,400	Hewlett Packard Co.	19,685,952

		53,770,035

Consumer Finance — 5.2%
275,700	American Express Co.	14,672,754
373,700	Americredit Corp.*	10,433,704
523,900	MasterCard, Inc. – Class A*	25,147,200

		50,253,658

Diversified Telecommunication Services — 4.3%
1,107,936	AT & T, Inc.	30,900,335
299,000	BellSouth Corp.	10,823,800

		41,724,135

Electric Utilities — 1.5%
249,700	Exelon Corp.	14,190,451

Electrical Equipment — 0.7%
91,500	Rockwell Automation, Inc.	6,588,915

Electronic Equipment and Instruments — 1.0%
388,100	Jabil Circuit, Inc.	9,935,360

Energy Equipment and Services — 1.5%
179,800	Transocean, Inc.*	14,441,536

Food and Staples Retailing — 2.4%
246,600	Costco Wholesale Corp.	14,088,258
195,400	Wal-Mart Stores, Inc.	9,412,418

		23,500,676

Food Products — 3.3%
353,500	Dean Foods Co.*	13,146,665
358,100	General Mills, Inc.	18,499,446

		31,646,111

Shares		Value

Health Care Providers and Services — 1.7%
141,500	McKesson Corp.	$6,690,120
218,700	UnitedHealth Group, Inc.	9,793,386

		16,483,506

Hotels, Restaurants and Leisure — 2.2%
626,900	McDonald’s Corp.	21,063,840

Household Durables — 1.1%
229,600	KB Home	10,527,160

Household Products — 1.6%
277,200	Procter & Gamble Co.	15,412,320

Independent Power Producers and Energy Traders — 1.6%
844,200	AES Corp.*	15,575,490

Industrial Conglomerates — 2.8%
594,000	General Electric Co.	19,578,240
294,000	Tyco Int’l. Ltd.	8,085,000

		27,663,240

Information Technology Services — 1.8%
619,200	Accenture Ltd. – Class A	17,535,744

Insurance — 6.9%
267,500	Allstate Corp.	14,640,275
644,900	Aon Corp.	22,455,418
276,700	Fidelity National Financial, Inc.	10,777,465
551,000	Genworth Financial, Inc. – Class A	19,196,840

		67,069,998

Internet Software and Services — 1.4%
330,200	eBay, Inc.*	9,671,558
126,400	Yahoo! Inc.*	4,171,200

		13,842,758

Machinery — 3.7%
349,200	Caterpillar, Inc.	26,008,416
243,400	Ingersoll-Rand Co. Ltd. – Class A	10,412,652

		36,421,068

Media — 3.2%
878,100	Viacom, Inc. – Class B*	31,471,104

Multiline Retail — 1.6%
415,800	Federated Department Stores, Inc.	15,218,280

Oil, Gas and Consumable Fuels — 8.4%
440,500	Chevron Corp.	27,337,430
613,700	Enterprise Products Partners LP	15,281,130
253,600	Exxon Mobil Corp.	15,558,360
315,000	Noble Energy, Inc.	14,760,900
83,900	Occidental Petroleum Corp.	8,603,945

		81,541,765

Pharmaceuticals — 8.7%
572,400	Abbott Laboratories	24,962,364
159,100	AstraZeneca PLC ADR	9,517,362
1,051,380	Pfizer, Inc.	24,675,889
583,600	Wyeth	25,917,676

		85,073,291

Road and Rail — 1.9%
230,300	Burlington Northern Santa Fe	18,251,275

Software — 3.0%
207,700	Adobe Systems, Inc.*	6,305,772
976,100	Microsoft Corp.	22,743,130

		29,048,902

See notes to financial statements.

3

■	The Guardian Stock Fund

Schedule of Investments (Continued)

June 30, 2006 (Unaudited)

Shares		Value

Specialty Retail — 1.5%
276,700	Home Depot, Inc.	$9,903,093
141,100	Tiffany & Co.	4,659,122

		14,562,215

Thrifts and Mortgage Finance — 1.4%
246,500	Federal Home Loan Mortgage Corp.	14,052,965

Tobacco — 1.7%
219,200	Altria Group, Inc.	16,095,856

Wireless Telecommunication Services — 0.5%
160,700	American Tower Corp.*	5,000,984

	Total Common Stocks (Cost $917,496,415)	960,997,557

Principal Amount		Value

Repurchase Agreement — 0.6%
$5,283,000	State Street Bank and Trust Co. repurchase agreement, dated 6/30/2006, maturity value $5,285,179 at 4.95%, due 7/3/2006 (1) (Cost $5,283,000)	$5,283,000

Total Investments — 99.4% (Cost $922,779,415)		966,280,557
Cash, Receivables, and Other Assets Less Liabilities — 0.6%		6,167,645

Net Assets — 100%		$972,448,202

*	Non-income producing security.
(1)	The repurchase agreement is fully collateralized by $5,390,000 in U.S. Government Agency, 5.50%, due 5/29/2009, with a value of $5,390,000.

Glossary:

ADR — American Depositary Receipt.

See notes to financial statements.

4

■	The Guardian Stock Fund

Statement of Assets and Liabilities

June 30, 2006 (Unaudited)

ASSETS
Investments, at market (cost $922,779,415)	$966,280,557
Cash	876
Receivable for securities sold	16,443,720
Dividends receivable	1,076,446
Receivable for fund shares sold	194,964
Interest receivable	726
Other assets	19,321

Total Assets	984,016,610

LIABILITIES
Payable for securities purchased	10,370,693
Payable for fund shares redeemed	758,165
Accrued expenses	43,436
Due to GIS	396,114

Total Liabilities	11,568,408

Net Assets	$972,448,202

COMPONENTS OF NET ASSETS
Capital stock, at par	$32,916
Additional paid-in capital	1,391,195,502
Undistributed net investment income	1,040,790
Accumulated net realized loss on investments	(463,322,148)
Net unrealized appreciation of investments	43,501,142

Net Assets	$972,448,202

Class I Shares Outstanding — $0.001 Par Value	32,916,501

Net Asset Value Per Share	$29.54

Statement of Operations

Six Months Ended

June 30, 2006 (Unaudited)

INVESTMENT INCOME
Dividends	$8,545,246
Interest	202,830
Less: Foreign tax withheld	(70,583)

Total Income	8,677,493

Expenses:
Investment advisory fees — Note B	2,534,926
Custodian fees	75,453
Directors’ fees — Note B	67,449
Printing expense	58,377
Insurance expense	37,452
Legal fees	25,408
Audit fees	15,102
Loan commitment fees — Note F	9,822
Registration fees	1,119
Other	2,327

Total Expenses	2,827,435

Net Investment Income	5,850,058

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
Net realized gain on investments — Note A	66,487,934
Net change in unrealized appreciation of investments — Note C	(47,936,712)

Net Realized and Unrealized Gain on Investments	18,551,222

NET INCREASE IN NET ASSETS FROM OPERATIONS	$24,401,280

See notes to financial statements.

5

■	The Guardian Stock Fund

Statements of Changes in Net Assets

	Six Months Ended June 30, 2006 (Unaudited)	Year Ended December 31, 2005 (Audited)
INCREASE/(DECREASE) IN NET ASSETS
From Operations:
Net investment income	$5,850,058	$18,438,411
Net realized gain on investments	66,487,934	82,377,554
Net change in unrealized appreciation of investments	(47,936,712)	(61,998,935)

Net Increase in Net Assets Resulting from Operations	24,401,280	38,817,030

Dividends to Shareholders from:
Net investment income	(12,809,398)	(12,958,536)

From Capital Share Transactions:
Net decrease in net assets from capital share transactions — Note E	(74,377,656)	(251,827,836)

Net Decrease in Net Assets	(62,785,774)	(225,969,342)

NET ASSETS:

Beginning of period	1,035,233,976	1,261,203,318

End of period*	$972,448,202	$1,035,233,976

* Includes undistributed net investment income of:	$1,040,790	$8,000,130

See notes to financial statements.

6

■	The Guardian Stock Fund

Financial Highlights

Selected data for a share of Class I shares outstanding throughout the periods indicated:

	Six Months Ended June 30, 2006 (Unaudited)		Year Ended December 31, (Audited)
			2005	2004	2003	2002	2001
Net asset value, beginning of period	$29.29		$28.42	$27.30	$22.71	$28.94	$37.21

Income from investment operations:
Net investment income	0.20		0.50	0.39	0.28	0.24	0.20
Net realized and unrealized gain/(loss) on investments	0.44		0.70	1.23	4.57	(6.25)	(8.16)

Net increase/(decrease) from investment operations	0.64		1.20	1.62	4.85	(6.01)	(7.96)

Dividends and distributions to shareholders from:
Net investment income	(0.39)		(0.33)	(0.50)	(0.26)	(0.22)	(0.08)
Net realized gain on investments	—		—	—	—	—	(0.23)

Total dividends and distributions	(0.39)		(0.33)	(0.50)	(0.26)	(0.22)	(0.31)

Net asset value, end of period	$29.54		$29.29	$28.42	$27.30	$22.71	$28.94

Total return*	2.25	%(a)	4.30%	6.00%	21.45%	(20.88)%	(21.44)%

Ratios/supplemental data:
Net assets, end of period (000’s omitted)	$972,448		$1,035,234	$1,261,203	$1,454,546	$1,365,328	$2,060,451
Ratio of expenses to average net assets	0.56	%(b)	0.56%	0.54%	0.54%	0.54%	0.53%
Ratio of net investment income to average net assets	1.15	%(b)	1.67%	1.29%	1.06%	0.85%	0.59%
Portfolio turnover rate	42%		103%	76%	77%	65%	137%

*	Total returns do not reflect the effects of charges deducted pursuant to the terms of GIAC’s variable contracts.
Inclusion of such charges would reduce the total returns for all periods shown.
(a)	Not annualized.
(b)	Annualized.

See notes to financial statements.

7

■	The Guardian Stock Fund

Notes to Financial Statements

June 30, 2006 (Unaudited)

Note A.	Organization and Accounting Policies

The Guardian Stock Fund (the Fund or GSF) is a series of The Guardian Variable Contract Funds, Inc. (GVCF). GVCF is incorporated in the state of Maryland and is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (1940 Act). The financial statements for the other remaining series of GVCF are presented in separate reports.

GSF offers two classes of shares: Class I and Class II. The Class I shares of GSF are only sold to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. (GIAC). GIAC is a wholly-owned subsidiary of The Guardian Life Insurance Company of America. GSF’s Class II shares are available only through the ownership of annuity and insurance products offered by other insurance companies. The two classes of shares for GSF represent interests in the same portfolio of investments, have the same rights and are generally identical in all respects except that each class bears certain class expenses, and has exclusive voting rights with respect to any matter to which a separate vote of any class is required. As of June 30, 2006, no GSF Class II shares have been issued.

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income, gains (losses) and expenses during the reporting period. Actual results could differ from those estimates.

Significant accounting policies of the Fund are as follows:

Investments

Securities listed on national securities exchanges are valued at the last sale price on such exchanges, or if no sale occurred, at the mean of the closing bid and asked prices. Securities that are traded on the NASDAQ National Securities Market are valued at the NASDAQ Official Closing Price.

Pursuant to valuation procedures approved by the Board of Directors, certain debt securities may be valued each business day by an independent pricing service (Service). Debt securities for which quoted bid prices are readily available and representative of the bid side of the market, in the judgment of the Service, are valued at the bid price. Other debt securities that are valued by the Service are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions.

Other securities, including securities for which market quotations are not readily available (such as restricted securities, illiquid securities and foreign securities subject to a “significant event”) are valued at fair value as determined in good faith by or under the direction of GVCF’s Board of Directors. A “significant event” is an event that will affect the value of a portfolio security that occurs after the close of trading in the security’s primary trading market or exchange but before the Fund’s NAV is calculated.

Investing outside of the U.S. may involve certain considerations and risks not typically associated with domestic investments, including the possibility of political and economic unrest and different levels of governmental supervision and regulation of foreign securities markets.

Futures contracts are valued at the settlement prices established by the boards of trade or exchanges on which they are traded.

Repurchase agreements are carried at cost which approximates market value (see Note D).

Investment transactions are recorded on the date of purchase or sale. Security gains or losses are determined on an identified cost basis. Interest income, including amortization/accretion of premium/discount, is accrued daily. Dividend income is recorded on the ex-dividend date.

Foreign Currency Translation

GSF is permitted to buy international securities that are not U.S. dollar denominated. GSF’s books and records are maintained in U.S. dollars as follows:

(1)  The foreign currency market value of investment securities and other assets and liabilities stated in foreign currencies are translated into U.S. dollars at the current rate of exchange.

(2)  Security purchases and sales, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions.

The resulting gains and losses are included in the Statement of Operations as follows:

Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Realized foreign exchange gains and losses,

8

■	The Guardian Stock Fund

Notes to Financial Statements (Continued)

June 30, 2006 (Unaudited)

which result from changes in foreign exchange rates between the date on which GSF earns dividends and interest or pays foreign withholding taxes or other expenses and the date on which U.S. dollar equivalent amounts are actually received or paid, are included in net realized gains or losses on foreign currency related transactions. Realized foreign exchange gains and losses which result from changes in foreign exchange rates between the trade and settlement dates on security and currency transactions are also included in net realized gains and losses on foreign currency related transactions. Net currency gains and losses from valuing other assets and liabilities denominated in foreign currency at the period end exchange rate are reflected in net change in unrealized appreciation or depreciation from translation of other assets and liabilities denominated in foreign currencies.

Forward Foreign Currency Contracts

GSF may enter into forward foreign currency contracts in connection with planned purchases or sales of securities, or to hedge against changes in currency exchange rates affecting the values of its investments that are denominated in a particular currency. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward exchange rate. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Fluctuations in the value of forward foreign currency contracts are recorded for book purposes as unrealized gains or losses from translation of other assets and liabilities denominated in foreign currencies by GSF. When forward contracts are closed, GSF will record realized gains or losses equal to the difference between the values of such forward contracts at the time each was opened and the values at the time each was closed. Such amounts are recorded in net realized gains or losses on foreign currency related transactions. GSF will not enter into a forward foreign currency contract if such contract would obligate it to deliver an amount of foreign currency in excess of the value of its portfolio securities or other assets denominated in that currency.

Futures Contracts

GSF may enter into financial futures contracts for the delayed delivery of securities, currency or contracts based on financial indices at a fixed price on a future date. In entering into such contracts, GSF is required to deposit either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by GSF each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as variation margins by GSF. The daily changes in the variation margin are recognized as unrealized gains or losses by GSF. GSF’s investments in financial futures contracts are designed to hedge against anticipated future changes in interest or exchange rates or securities prices. In addition, GSF may enter into financial futures contracts for non-hedging purposes. Should interest or exchange rates, securities prices or prices of futures contracts move unexpectedly, GSF may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

Dividend Distributions

Dividends from net investment income are declared and paid semi-annually for GSF. Net realized short-term and long-term capital gains for GSF will be distributed at least annually. All such dividends and distributions are credited in the form of additional shares of GSF at the net asset value on the ex-dividend date.

All dividends and distributions are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations. Differences between the recognition of income on an income tax basis and recognition of income based on GAAP may cause temporary overdistributions of net realized gains and net investment income on a GAAP basis.

Taxes

GSF has qualified and intends to remain qualified to be taxed as a “regulated investment company” under the provisions of the U.S. Internal Revenue Code (Code), and as such will not be subject to federal income tax on taxable income (including any realized capital gains) which is distributed in accordance with the provisions of the Code. Therefore, no federal income tax provision is required.

Withholding taxes on foreign interest, dividends and capital gains in GSF have been provided for in accordance with the applicable country’s tax rules and rates.

Reclassification of Capital Accounts

The treatment for financial statement purposes of distributions made during the year from net investment income and net realized gains may differ from their ultimate treatment for federal income tax purposes. These differences primarily are caused by differences in the timing of the recognition of certain components of income or capital gains, and the recharacterization of foreign exchange gains or losses to either ordinary income or realized capital gains for federal income tax purposes. Where such differences are

9

■	The Guardian Stock Fund

Notes to Financial Statements (Continued)

June 30, 2006 (Unaudited)

permanent in nature, they are reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications would have no effect on net assets, results of operations, or net asset value per share of the Fund.

Note B.	Investment Advisory Agreements and Payments to or from Related Parties

The Fund has an investment advisory agreement with Guardian Investor Services LLC (GIS), a wholly-owned subsidiary of GIAC. Fees for investment advisory are at an annual rate of 0.50% of the average daily net assets of the Fund.

The Guardian Fund Complex pays directors who are not “interested persons” (as defined in the 1940 Act) fees consisting of a $5,000 per meeting fee and an annual retainer of $30,500, allocated among all funds in the Guardian Fund Complex based on their relative average daily net assets. Board committee members also receive a fee of $2,000 per committee meeting, which also is allocated among all funds in the Guardian Fund Complex based on their relative average daily net assets. Additional compensation is paid to the Chairmen of the Nominating and Governance Committee and the Audit Committee, respectively. GIS pays compensation to certain directors who are interested persons. Certain officers and directors of the Fund are affiliated with GIS.

Note C.	Investment Transactions

Purchases and proceeds from sales of securities (excluding short-term securities) amounted to $425,885,727 and $503,512,989, respectively, during the six months ended June 30, 2006.

The cost of investments owned at June 30, 2006 for federal income tax purposes was substantially the same as the cost for financial reporting purposes. The gross unrealized appreciation and depreciation of investments at June 30, 2006 aggregated $80,615,669 and $37,114,527, respectively, resulting in net unrealized appreciation of $43,501,142.

Note D.	Repurchase Agreements

The collateral for repurchase agreements is either cash or fully negotiable U.S. government securities. Repurchase agreements are fully collateralized (including the interest earned thereon) and such collateral is marked-to-market daily while the agreements remain in force. If the value of the collateral falls below the value of the repurchase price plus accrued interest, GSF will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, GSF maintains the right to sell the collateral and may claim any resulting loss against the seller.

Note E.	Transactions in Capital Stock

There are 300,000,000 shares of $0.001 par value capital stock authorized for GSF, divided into two classes, designated Class I and Class II shares. GSF Class I consists of 250,000,000 shares and Class II consists of 50,000,000 shares. Through June 30, 2006 no Class II shares of GSF were sold. Transactions in capital stock were as follows:

	Six Months Ended June 30, 2006 (Unaudited)	Year Ended December 31, 2005 (Audited)	Six Months Ended June 30, 2006 (Unaudited)	Year Ended December 31, 2005 (Audited)
	Shares		Amount
Shares sold	661,147	919,355	$19,889,617	$25,782,156
Shares issued in reinvestment of dividends	452,309	468,155	12,809,398	12,958,536
Shares repurchased	(3,540,999)	(10,428,273)	(107,076,671)	(290,568,528)

Net decrease	(2,427,543)	(9,040,763)	$(74,377,656)	$(251,827,836)

Note F.	Line of Credit

A $100,000,000 line of credit available to GSF and other related Guardian Funds has been established with State Street Bank and Trust Company and Bank of Montreal. The rate of interest charged on any borrowing is based upon the prevailing Federal Funds rate at the time of the loan plus 0.50% calculated on a 360 day basis per annum. For the six months ended June 30, 2006, none of the funds borrowed against this line of credit.

The funds are obligated to pay State Street Bank and Trust Company and Bank of Montreal a commitment fee computed at a rate of 0.08% per annum on the average daily unused portion of the revolving credit.

10

■	The Guardian Stock Fund

Board Approval of Investment Management Agreements (Unaudited)

The Boards of Directors of The Guardian Variable Contract Funds, Inc. (“GVCF”), GIAC Funds, Inc. (“GIAC”), The Guardian Bond Fund, Inc. (“GBF” and a “Fund”) and The Guardian Cash Fund, Inc. (“GCF” and a “Fund”) (together, the series of GVCF and GIAC, and GBF and GCF are referred to as the “Funds,”) approved the renewal of the management agreement for each Fund and, as applicable, the subadvisory agreement for each Fund on November 17, 2005. As a part of the renewal process, the Boards of Directors of GVCF, GIAC, GBF and GCF met independently of Fund management and of the interested Board Members to consider the renewal of: (1) the management agreement (“Management Agreement”) between each of the Funds and Guardian Investor Services LLC (“GIS”) or as applicable, Guardian Baillie Gifford Limited (“GBG” and together with GIS, each referred to as a “Manager”); (2) as applicable, the subadvisory agreements (each a “Subadvisory Agreement”) between GBG and Baillie Gifford Overseas Limited (“BGO”) and the subadvisory agreements between GIS and UBS Global Asset Management (Americas) Inc. (“UBS” and together with BGO, each referred to as a “Subadvisor”). (The Management Agreements and the Subadvisory Agreements are together referred to as the “Advisory Agreements.”) As part of the review process, the Independent Directors were represented by independent legal counsel. The Independent Directors reviewed comprehensive materials received from the Managers, Subadvisors and independent counsel in connection with contract review. The Independent Directors noted that each Board also received regular information throughout the year regarding performance and operating results of each Fund and that in evaluating the Advisory Agreements, they were taking into account their accumulated experience as Board members in working with the Managers on matters relating to the Funds.

In preparation for the review process, the Independent Directors met with independent legal counsel and discussed the type and nature of information to be provided and sent a formal request for information to Fund management. The Managers and Subadvisors provided extensive information to all Board members in response to the request. Among other information, the Independent Directors reviewed materials to assess the services provided by each Manager and Subadvisor, and, as applicable, information comparing the performance, advisory fees and expense ratios of each Fund to other mutual funds, information about the profitability from the Advisory Agreements to the Managers and to the Subadvisors, information about economies of scale and information about the other benefits to the Managers and Subadvisors and their affiliates resulting from their relationship with the Funds (“fall-out benefits”). The Independent Directors reviewed comparative performance and management fee and expense ratios of peer groups of funds selected by Morningstar, Inc. (“Morningstar”). The Independent Directors also received a memorandum from independent legal counsel advising them of their duties and responsibilities in connection with the review of the Advisory Agreements. In preparation for the November 17th meeting, the Independent Directors met on November 3, 2005, to review and discuss with independent legal counsel the information provided by Morningstar.

Based upon their review, the Independent Directors concluded that it was in the best interest of each Fund to renew each relevant Advisory Agreement and, accordingly, recommended to the full Board of each Fund the renewal of each applicable Advisory Agreement. In reaching this conclusion for each Fund, the Independent Directors did not identify any single factor or group of factors as all important or controlling and considered all factors together.

Management Agreements

Nature, Quality and Extent of Services. In reviewing the nature, quality and extent of services provided by the Managers, the Independent Directors considered the services provided by each Manager under the Management Agreements, including administrative services. The Independent Directors considered the experience and skills of senior management responsible for fund operations, the experience and skills of the personnel performing the functions under each Management Agreement and the resources made available to such personnel, the ability of the Managers to attract and retain high-quality personnel, and the organizational depth of the Managers. The Independent Directors concluded that appropriate resources were provided under each Management Agreement. The Independent Directors also considered the delegation of day-to-day portfolio management responsibility to UBS with respect to the Guardian UBS VC Large Cap Value Fund and the Guardian UBS VC Small Cap Value Fund and to BGO with respect to the Baillie Gifford International Growth Fund and the Baillie Gifford Emerging Markets Fund and the Managers’ ability to supervise the activities of the Subadvisors. The Independent Directors concluded each Manager’s supervisory program was satisfactory. The Independent Directors also considered the compliance program established by the Managers and the level of compliance attained by the Managers. Further, the Independent Directors considered that each Manager has had a long-term relationship with the Funds and has demonstrated its past and future commitment to support the Funds. The Independent Directors concluded that a long-term relationship with a capable, conscientious adviser was in the best interest of each Fund. Based upon all relevant factors, the Independent Directors concluded that the nature, quality and extent of the services provided by the Managers to each applicable Fund were satisfactory.

11

■	The Guardian Stock Fund

Board Approval of Investment Management Agreements (Unaudited) (Continued)

Investment Performance. The Independent Directors reviewed each Fund’s investment performance over short-term (one-year) and longer-term (three year, five year and ten year) periods, as applicable, and compared those returns to various agreed-upon performance measures, including market indices and peer groups. The Independent Directors received comparative performance information prepared by Morningstar. The Independent Directors also considered whether investment results were consistent with a Fund’s investment objective(s) and policies. For most Funds, the Independent Directors concluded that investment performance met acceptable levels of investment performance. For Funds that experienced underperformance, the Independent Directors reviewed the reasons for the underperformance and the remedial measures taken by the Manager to improve performance. The Independent Directors concluded that the Managers have in place an effective process to monitor performance and that reasonable steps had been implemented to address circumstances of underperformance where appropriate. Therefore, the Independent Directors concluded that it was in the best interests of the Funds to renew the Management Agreements and to continue to closely monitor performance with a particular emphasis on those Funds experiencing underperformance.

Fees and Expenses. The Independent Directors considered each Fund’s management fees and net expense ratios. The Independent Directors received information, based on data supplied by Morningstar, comparing each Fund’s management fee rates and total net expense ratio to advisory fees and total net expense ratios of the mutual funds in its peer group (as selected by Morningstar). The Independent Directors also received and considered information on fee waivers and/or reimbursements for each Fund compared to those of its peer group. The Independent Directors noted that a number of the Funds have received fee waivers for many years and that such fee waivers remained current through the time of the review process.

The Independent Directors also compared each Fund’s management fee rates to fees charged by the Manager for comparable mutual funds. For each Fund, the Independent Directors reviewed the fees charged by other advisors for mutual funds in the Fund’s peer group. GIS provided information on the advisory fees it charges its two institutional accounts and noted the information was not comparable with the Funds because the investment objectives and management style of the institutional accounts were very different than those of the Funds. GBG has no clients other than the Funds.

On the basis of all information provided, the Independent Directors concluded that the management fee schedules for each Fund were reasonable and appropriate in light of the nature, quality and extent of services provided by the Manager.

Profitability. The Independent Directors reviewed detailed information regarding revenues received by each Manager under each Management Agreement, including identification of the estimated direct and indirect costs of the Managers of providing those services to each Fund that are covered under the Management Agreements. The Independent Directors also received information regarding the enterprise-wide profitability of the Managers with respect to all fund services in totality.

For all Funds, based upon the profitability percentage provided, the Independent Directors concluded that the profitability to the applicable Manager from the management of each Fund was not unreasonable.

Economies of Scale. The Independent Directors considered whether there are economies of scale with respect to the management of each Fund and whether the Funds benefit from any such economies of scale through breakpoints in fees or otherwise. The Independent Directors noted that the Guardian UBS VC Small Cap Value Fund and the Guardian Cash Fund had management fee schedules that each contained one breakpoint. The Independent Directors also considered whether the effective management fee rate for each Fund under the Management Agreement is reasonable in relation to the asset size of such Fund. The Independent Directors noted GIS’s representation that it did not anticipate that the Funds would experience any significant economies in the near future, given their asset size. The Independent Directors concluded that, in light of the Funds’ current asset levels, the fee schedule for each Fund reflects an appropriate level of sharing of any economies of scale.

Other Benefits to Manager. The Independent Directors also considered the character and amount of other incidental benefits received by the Managers and their affiliates as a result of their relationship with the Funds. The Independent Directors noted the Managers’ representation that each has the ability to obtain proprietary research as a result of the Funds’ brokerage business that may be used for the benefit of the Funds and other clients of the Managers. The Independent Directors concluded that management fees for each Fund were reasonable in light of these fall-out benefits.

12

■	The Guardian Stock Fund

Board Approval of Investment Management Agreements (Unaudited) (Continued)

Specific Fund Findings

The Guardian Stock Fund

In determining to recommend renewal of the Fund’s Management Agreement, the Independent Directors noted the investment underperformance over the periods reviewed, but considered the steps taken by the Manager to remediate performance, including most recently the hiring of a new lead portfolio manager by the Manager in August 2005. The Independent Directors noted the favorable historical record of the new portfolio manager, his prior success in remediating a fund, his investment strategy for managing the Fund and the very recent relative improvement in performance following the beginning of the implementation of his investment strategy. The Independent Directors considered these remedial actions along with the long term support and effective administration of this Fund by the Manager, as well as the Fund’s low expense ratio and management fees as compared to its peer group, and concluded that it was appropriate to renew the Management Agreement and monitor the impact of the remedial actions.

Overall Conclusions

Based upon all of the information considered and the conclusions reached, the Independent Directors determined that the terms of each Advisory Agreement continue to be fair and reasonable and that the continuation of each Advisory Agreement is in the best interests of each Fund.

13

■	The Guardian Stock Fund

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information regarding how the Fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2006, is available free of charge upon request by logging on to www.guardianinvestor.com or the Securities and Exchange Commission’s (SEC) website at www.sec.gov.

Form N-Q

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each year on the Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov, and can be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330.

Code of Ethics

The Fund has adopted a code of ethics for its Principal Executive Officer and Principal Financial Officers (the “Code”). The purpose of the Code is to promote, among other things: honest and ethical conduct, including the handling of conflicts of interest; full, fair, accurate, timely and understandable disclosure in reports and documents filed with the SEC; and compliance with applicable laws and regulations. A copy of the Code has been filed with the SEC on Form N-CSR and can be obtained on the SEC’s website at www.sec.gov.

Copies for all of the above can be obtained free of charge by calling 1-800-221-3253 or by writing to Guardian Investor Services LLC at 7 Hanover Square, New York, New York 10004.

14

■ The Guardian VC 500 Index Fund	Semiannual Report To Contractowners

Jonathan C. Jankus, CFA Co-Portfolio Manager

Stewart Johnson,

Co-Portfolio Manager

Objective:

Seeks to track the investment performance of the Standard & Poor’s 500 Composite Stock Price Index (the “S&P 500 Index”) which emphasizes securities issued by large U.S. companies

Portfolio:

At least 95% of the Fund’s assets are invested in common stocks of companies included in the S&P 500 Index under normal circumstances

Inception Date:

August 25, 1999

Net Assets at

June 30, 2006:

$ 230,611,373

Top Ten Holdings  (As of 6/30/2006)

Company	Percentage of Total Net Assets
Exxon Mobil Corp.	3.13%
General Electric Co.	2.85%
Citigroup, Inc.	2.00%
Microsoft Corp.	1.88%
Bank of America Corp.	1.87%
Johnson & Johnson	1.58%
Procter & Gamble Co.	1.52%
Pfizer, Inc.	1.47%
American Int’l. Group, Inc.	1.29%
Altria Group, Inc.	1.28%

Sector Weightings vs. Index  (As of 6/30/2006)

Average Annual Total Returns  (For periods ended 6/30/2006)

	Year to Date	1 Yr	5 Yrs	10 Yrs	Since Inception 8/25/1999
The Guardian VC 500 Index Fund	2.66%	8.31%	2.19%	—	0.15%
S&P 500 Index	2.71%	8.63%	2.50%	—	0.36%

About information in this report:

•	All performance data quoted is historical and the results represent past performance and neither guarantee nor predict future investment results. To obtain performance data current to the most recent month (available within 7 business days of the most recent month end), please call us at (800) 221-3253 or visit our website at www.guardianinvestor.com. Current performance may be higher or lower than the performance quoted here. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.
•	It is important to consider the Fund’s investment objectives, risks, fees and expenses before investing. All funds involve some risk, including possible loss of the principal amount invested.
•	“S&P,” “S&P 500®,” “Standard & Poor’s 500” and “500” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Guardian Investor Services LLC. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in the Fund. The S&P 500 Index is an unmanaged index of 500 primarily large cap U.S. stocks that is generally considered to be representative of U.S. stock market activity. Index returns are provided for comparative purposes. Please note that the index is unmanaged and not available for direct investment and its returns do not reflect the fees and expenses that have been deducted from the Fund.
•	Total return figures are historical and assume the reinvestment of dividends and distributions and the deduction of all Fund expenses. The actual total returns for owners of variable annuity contracts or variable life insurance policies that provide for investment in the Fund will be lower to reflect separate account and contract/policy charges. The return figures shown do not reflect the deduction of taxes that a contractowner may pay on distributions or redemption of units. Since January 1, 2000 the investment adviser for the Fund has assumed certain ordinary operating expenses for the Fund. Without this assumption of expenses, returns would have been lower.

THE GUARDIAN VC 500 INDEX FUND	1

■ The Guardian VC 500 Index Fund	Semiannual Report To Contractowners

Fund Expenses

By investing in the Fund, you incur two types of costs: (1) transaction costs, including, as applicable, sales charges on purchase payments, reinvested dividends, or other distributions; redemption fees and exchange fees; and (2) ongoing costs, including, as applicable, management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other underlying funds.

The example is based on an investment of $1,000 invested on January 1, 2006 and held for six months ended June 30, 2006.

Actual Expenses

The first line in the table provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2006	Ending Account Value June 30, 2006	Expenses Paid During the Period*	Annualized Expense Ratio
Actual	$1,000	$1,026.60	$1.41	0.28%
Hypothetical (5% return before expenses)	$1,000	$1,023.41	$1.40	0.28%

*	Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the Fund’s most recent fiscal half-year).

2	THE GUARDIAN VC 500 INDEX FUND

■	The Guardian VC 500 Index Fund

Schedule of Investments

June 30, 2006 (Unaudited)

Shares		Value

Common Stocks — 97.5%
Aerospace and Defense — 2.4%
15,041	Boeing Co.	$1,232,008
7,296	General Dynamics Corp.	477,596
2,074	Goodrich Corp.	83,562
15,604	Honeywell Int’l., Inc.	628,841
2,900	L-3 Comm. Hldgs., Inc.	218,718
7,403	Lockheed Martin Corp.	531,091
8,930	Northrop Grumman Corp.	572,056
7,852	Raytheon Co.	349,964
2,736	Rockwell Collins, Inc.	152,860
19,100	United Technologies Corp.	1,211,322

		5,458,018

Air Freight and Logistics — 1.0%
5,794	FedEx Corp.	677,087
21,059	United Parcel Svc., Inc. – Class B	1,733,787

		2,410,874

Airlines — 0.1%
18,199	Southwest Airlines Co.	297,918

Auto Components — 0.2%
1,100	Cooper Tire & Rubber Co.	12,254
2,622	Goodyear Tire & Rubber Co.*	29,104
4,088	Johnson Controls, Inc.	336,116

		377,474

Automobiles — 0.4%
36,944	Ford Motor Co.	256,022
11,434	General Motors Corp.	340,619
5,221	Harley-Davidson, Inc.	286,580

		883,221

Beverages — 2.2%
14,362	Anheuser-Busch Cos., Inc.	654,763
2,046	Brown-Forman Corp. – Class B	146,187
42,764	Coca-Cola Co.	1,839,707
8,124	Coca-Cola Enterprises, Inc.	165,486
3,500	Constellation Brands, Inc. – Class A*	87,500
1,841	Molson Coors Brewing Co. – Class B	124,967
4,264	Pepsi Bottling Group, Inc.	137,088
30,171	PepsiCo., Inc.	1,811,467

		4,967,165

Biotechnology — 1.2%
23,617	Amgen, Inc.*	1,540,537
6,154	Biogen Idec, Inc.*	285,115
5,005	Genzyme Corp.*	305,555
9,200	Gilead Sciences, Inc.*	544,272
3,941	MedImmune, Inc.*	106,801

		2,782,280

Building Products — 0.2%
3,957	American Standard Cos., Inc.	171,219
7,420	Masco Corp.	219,929

		391,148

Capital Markets — 3.5%
4,567	Ameriprise Financial, Inc.	204,008
14,970	Bank of New York, Inc.	482,034
2,876	Bear Stearns Cos., Inc.	402,870
22,577	Charles Schwab Corp.	360,780
10,100	E*TRADE Financial Corp.*	230,482
1,739	Federated Investors, Inc. – Class B	54,779
3,987	Franklin Resources, Inc.	346,112
8,702	Goldman Sachs Group, Inc.	1,309,042

Shares		Value

6,726	Janus Capital Group, Inc.	$120,395
2,500	Legg Mason, Inc.	248,800
10,848	Lehman Brothers Hldgs., Inc.	706,747
7,285	Mellon Financial Corp.	250,823
17,464	Merrill Lynch & Co., Inc.	1,214,796
20,283	Morgan Stanley	1,282,088
3,863	Northern Trust Corp.	213,624
6,370	State Street Corp.	370,033
4,316	T. Rowe Price Group, Inc.	163,188

		7,960,601

Chemicals — 1.5%
3,869	Air Products & Chemicals, Inc.	247,306
1,031	Ashland, Inc.	68,768
18,242	Dow Chemical Co.	711,985
18,905	E.I. Du Pont de Nemours & Co.	786,448
1,156	Eastman Chemical Co.	62,424
4,704	Ecolab, Inc.	190,888
1,633	Hercules, Inc.*	24,920
1,417	Int’l. Flavors & Fragrances, Inc.	49,935
5,007	Monsanto Co.	421,539
2,995	PPG Inds., Inc.	197,670
5,483	Praxair, Inc.	296,082
3,888	Rohm & Haas Co.	194,867
1,351	Sigma-Aldrich	98,137

		3,350,969

Commercial Banks — 4.1%
8,364	AmSouth Bancorporation	221,228
9,234	BB&T Corp.	384,042
3,064	Comerica, Inc.	159,297
3,500	Commerce Bancorp, Inc.	124,845
2,100	Compass Bancshares, Inc.	116,760
10,354	Fifth Third Bancorp	382,580
1,892	First Horizon Nat’l. Corp.	76,058
7,298	Huntington Bancshares, Inc.	172,087
7,242	KeyCorp	258,395
2,000	M & T Bank Corp.	235,840
3,796	Marshall & Ilsley Corp.	173,629
11,847	National City Corp.	428,743
10,066	North Fork Bancorporation, Inc.	303,691
6,005	PNC Financial Svcs. Group	421,371
7,258	Regions Financial Corp.	240,385
7,523	SunTrust Banks, Inc.	573,704
5,299	Synovus Financial Corp.	141,907
34,097	U.S. Bancorp	1,052,915
31,447	Wachovia Corp.	1,700,654
32,355	Wells Fargo & Co.	2,170,374
1,372	Zions Bancorporation	106,934

		9,445,439

Commercial Services and Supplies — 0.7%
4,913	Allied Waste Inds., Inc.*	55,812
2,079	Avery Dennison Corp.	120,707
18,985	Cendant Corp.	309,266
3,041	Cintas Corp.	120,910
2,150	Equifax, Inc.	73,831
2,470	Monster Worldwide, Inc.*	105,370
4,365	Pitney Bowes, Inc.	180,275
4,695	R.R. Donnelley & Sons Co.	150,005
2,619	Robert Half Int’l., Inc.	109,998
11,422	Waste Management, Inc.	409,821

		1,635,995

See notes to financial statements.

3

■	The Guardian VC 500 Index Fund

Schedule of Investments (Continued)

June 30, 2006 (Unaudited)

Shares		Value

Communications Equipment — 2.7%
1,701	ADC Telecomm., Inc.*	$28,679
3,629	Andrew Corp.*	32,153
6,957	Avaya, Inc.*	79,449
15,078	CIENA Corp.*	72,525
120,263	Cisco Systems, Inc.*	2,348,736
2,797	Comverse Technology, Inc.*	55,297
30,763	Corning, Inc.*	744,157
27,463	JDS Uniphase Corp.*	69,481
11,000	Juniper Networks, Inc.*	175,890
72,571	Lucent Technologies, Inc.*	175,622
48,505	Motorola, Inc.	977,376
31,468	QUALCOMM, Inc.	1,260,923
8,953	Tellabs, Inc.*	119,164

		6,139,452

Computers and Peripherals — 3.3%
16,633	Apple Computer, Inc.*	950,077
47,143	Dell, Inc.*	1,150,761
45,971	EMC Corp.*	504,302
4,846	Gateway, Inc.*	9,207
55,301	Hewlett Packard Co.	1,751,936
30,422	Int’l. Business Machines	2,337,018
2,204	Lexmark Int’l. Group, Inc. – Class A*	123,049
2,932	NCR Corp.*	107,428
6,233	Network Appliance, Inc.*	220,025
2,794	QLogic Corp.*	48,169
3,300	SanDisk Corp.*	168,234
55,932	Sun Microsystems, Inc.*	232,118

		7,602,324

Construction and Engineering — 0.1%
2,106	Fluor Corp.	195,711

Construction Materials — 0.1%
1,518	Vulcan Materials Co.	118,404

Consumer Finance — 0.9%
22,837	American Express Co.	1,215,385
4,624	Capital One Financial Corp.	395,121
7,586	SLM Corp.	401,451

		2,011,957

Containers and Packaging — 0.2%
1,698	Ball Corp.	62,894
2,984	Bemis Co., Inc.	91,370
2,370	Pactiv Corp.*	58,658
2,355	Sealed Air Corp.	122,648
1,604	Temple-Inland, Inc.	68,763

		404,333

Distributors — 0.0%
2,613	Genuine Parts Co.	108,858

Diversified Consumer Services — 0.1%
2,958	Apollo Group, Inc. – Class A*	152,840
6,318	H & R Block, Inc.	150,747

		303,587

Diversified Financial Services — 5.3%
89,881	Bank of America Corp.	4,323,276
4,000	CIT Group, Inc.	209,160
95,638	Citigroup, Inc.	4,613,577
67,108	J.P. Morgan Chase & Co.	2,818,536
4,648	Moody’s Corp.	253,130

		12,217,679

Shares		Value

Diversified Telecommunication Services — 2.6%
82,113	AT & T, Inc.	$2,290,131
33,463	BellSouth Corp.	1,211,361
2,122	CenturyTel, Inc.	78,832
4,221	Citizens Comm. Co.	55,084
2,740	Embarq Corp.*	112,313
32,677	Qwest Comm. Int’l., Inc.*	264,357
58,236	Verizon Comm.	1,950,324

		5,962,402

Electric Utilities — 1.4%
3,880	Allegheny Energy, Inc.*	143,832
6,474	American Electric Power, Inc.	221,734
6,073	Edison Int’l.	236,847
3,852	Entergy Corp.	272,529
14,956	Exelon Corp.	849,949
7,451	FirstEnergy Corp.	403,919
7,412	FPL Group, Inc.	306,709
1,550	Pinnacle West Capital Corp.	61,860
5,616	PPL Corp.	181,397
4,078	Progress Energy, Inc.	174,824
13,384	Southern Co.	428,957

		3,282,557

Electrical Equipment — 0.5%
2,932	American Power Conversion Corp.	57,145
1,394	Cooper Inds. Ltd. – Class A	129,530
7,695	Emerson Electric Co.	644,918
3,531	Rockwell Automation, Inc.	254,267

		1,085,860

Electronic Equipment and Instruments — 0.3%
9,869	Agilent Technologies, Inc.*	311,466
2,956	Jabil Circuit, Inc.	75,674
2,894	Molex, Inc.	97,151
9,102	Sanmina-SCI Corp.*	41,869
24,921	Solectron Corp.*	85,230
3,432	Symbol Technologies, Inc.	37,031
1,335	Tektronix, Inc.	39,276

		687,697

Energy Equipment and Services — 2.0%
7,888	B.J. Svcs. Co.	293,907
6,815	Baker Hughes, Inc.	557,808
9,595	Halliburton Co.	712,045
6,320	Nabors Inds., Inc.*	213,553
3,000	National-Oilwell Varco, Inc.*	189,960
3,207	Noble Corp.	238,665
2,114	Rowan Cos., Inc.	75,237
22,958	Schlumberger Ltd.	1,494,795
6,670	Transocean, Inc.*	535,734
6,400	Weatherford Int’l. Ltd.*	317,568

		4,629,272

Food and Staples Retailing — 2.4%
7,957	Costco Wholesale Corp.	454,583
17,192	CVS Corp.	527,794
16,796	Kroger Co.	367,161
7,770	Safeway, Inc.	202,020
3,107	Supervalu, Inc.	95,385
10,594	Sysco Corp.	323,753
53,782	Wal-Mart Stores, Inc.	2,590,679
18,480	Walgreen Co.	828,643
2,600	Whole Foods Market, Inc.	168,064

		5,558,082

See notes to financial statements.

4

■	The Guardian VC 500 Index Fund

Schedule of Investments (Continued)

June 30, 2006 (Unaudited)

Shares		Value

Food Products — 1.2%
12,488	Archer-Daniels-Midland Co.	$515,505
7,064	Campbell Soup Co.	262,145
8,985	ConAgra Foods, Inc.	198,658
2,600	Dean Foods Co.*	96,694
6,325	General Mills, Inc.	326,749
5,712	H.J. Heinz Co.	235,449
5,575	Hershey Co.	307,015
6,792	Kellogg Co.	328,937
2,128	McCormick & Co., Inc.	71,394
12,896	Sara Lee Corp.	206,594
4,500	Tyson Foods, Inc. – Class A	66,870
5,402	W.M. Wrigley Jr. Co.	245,035

		2,861,045

Gas Utilities — 0.0%
938	NICOR, Inc.	38,927
605	Peoples Energy Corp.	21,726

		60,653

Health Care Equipment and Supplies — 1.5%
806	Bausch & Lomb, Inc.	39,526
12,386	Baxter Int’l., Inc.	455,309
4,439	Becton Dickinson & Co., Inc.	271,356
3,938	Biomet, Inc.	123,220
26,319	Boston Scientific Corp.*	443,212
1,891	C.R. Bard, Inc.	138,535
2,597	Hospira, Inc.*	111,515
23,240	Medtronic, Inc.	1,090,421
6,290	St. Jude Medical, Inc.*	203,922
8,212	Stryker Corp.	345,807
5,170	Zimmer Hldgs., Inc.*	293,243

		3,516,066

Health Care Providers and Services — 2.7%
10,492	Aetna, Inc.	418,946
4,226	AmerisourceBergen Corp.	177,154
8,368	Cardinal Health, Inc.	538,313
8,800	Caremark Rx, Inc.	438,856
2,296	Cigna Corp.	226,179
3,150	Coventry Health Care, Inc.*	173,061
3,538	Express Scripts, Inc.*	253,816
8,330	HCA, Inc.	359,439
4,134	Health Management Assoc., Inc. – Class A	81,481
3,135	Humana, Inc.*	168,349
2,400	Laboratory Corp. of America*	149,352
1,471	Manor Care, Inc.	69,019
5,759	McKesson Corp.	272,286
6,534	Medco Health Solutions, Inc.*	374,268
2,100	Patterson Cos., Inc.*	73,353
3,696	Quest Diagnostics, Inc.	221,464
7,310	Tenet Healthcare Corp.*	51,024
26,200	UnitedHealth Group, Inc.	1,173,236
12,606	WellPoint, Inc.*	917,339

		6,136,935

Health Care Technology — 0.0%
4,244	IMS Health, Inc.	113,951

Hotels, Restaurants and Leisure — 1.5%
10,827	Carnival Corp.	451,919
2,562	Darden Restaurants, Inc.	100,943
3,771	Harrah’s Entertainment, Inc.	268,420
5,624	Hilton Hotels Corp.	159,047
5,884	Int’l. Game Technology	223,239
7,232	Marriott Int’l., Inc. – Class A	275,684
23,261	McDonald’s Corp.	781,569

Shares		Value

15,064	Starbucks Corp.*	$568,816
4,298	Starwood Hotels & Resorts Worldwide, Inc.	259,341
1,730	Wendy’s Int’l., Inc.	100,842
5,173	Yum! Brands, Inc.	260,047

		3,449,867

Household Durables — 0.6%
1,205	Black & Decker Corp.	101,774
2,442	Centex Corp.	122,833
5,000	D.R. Horton, Inc.	119,100
2,245	Fortune Brands, Inc.	159,417
1,300	Harman Int’l. Inds., Inc.	110,981
1,490	KB Home	68,317
2,928	Leggett & Platt, Inc.	73,141
1,900	Lennar Corp. – Class A	84,303
5,096	Newell Rubbermaid, Inc.	131,630
4,860	Pulte Homes, Inc.	139,919
873	Snap-On, Inc.	35,287
1,281	Stanley Works	60,489
1,159	Whirlpool Corp.	95,791

		1,302,982

Household Products — 2.1%
3,445	Clorox Co.	210,042
9,818	Colgate-Palmolive Co.	588,098
8,429	Kimberly-Clark Corp.	520,069
63,162	Procter & Gamble Co.	3,511,807

		4,830,016

Independent Power Producers and Energy Traders — 0.4%
13,081	AES Corp.*	241,345
3,844	Constellation Energy Group, Inc.	209,575
5,523	Dynegy, Inc. – Class A*	30,211
8,760	TXU Corp.	523,760

		1,004,891

Industrial Conglomerates — 3.9%
13,794	3M Co.	1,114,141
199,651	General Electric Co.	6,580,497
2,366	Textron, Inc.	218,098
38,378	Tyco Int’l. Ltd.	1,055,395

		8,968,131

Information Technology Services — 1.0%
2,300	Affiliated Computer Svcs., Inc. – Class A*	118,703
9,913	Automatic Data Processing, Inc.	449,555
3,266	Computer Sciences Corp.*	158,205
2,590	Convergys Corp.*	50,505
10,014	Electronic Data Systems Corp.	240,937
15,929	First Data Corp.	717,442
3,775	Fiserv, Inc.*	171,234
7,597	Paychex, Inc.	296,131
2,167	Sabre Hldgs. Corp. – Class A	47,674
4,833	Unisys Corp.*	30,351

		2,280,737

Insurance — 4.6%
6,224	ACE Ltd.	314,872
8,897	AFLAC, Inc.	412,376
11,699	Allstate Corp.	640,286
2,084	Ambac Financial Group, Inc.	169,012
50,203	American Int’l. Group, Inc.	2,964,487
5,608	Aon Corp.	195,271
7,936	Chubb Corp.	396,007
4,875	Cincinnati Financial Corp.	229,174
6,000	Genworth Financial, Inc. – Class A	209,040
5,690	Hartford Financial Svcs. Group, Inc.	481,374

See notes to financial statements.

5

■	The Guardian VC 500 Index Fund

Schedule of Investments (Continued)

June 30, 2006 (Unaudited)

Shares		Value

6,446	Lincoln Nat’l. Corp.	$363,812
9,663	Loews Corp.	342,553
9,751	Marsh & McLennan Cos., Inc.	262,204
2,700	MBIA, Inc.	158,085
15,772	MetLife, Inc.	807,684
5,188	Principal Financial Group, Inc.	288,712
14,224	Progressive Corp.	365,699
9,477	Prudential Financial, Inc.	736,363
2,047	SAFECO Corp.	115,349
13,898	St. Paul Travelers Cos., Inc.	619,573
1,782	Torchmark Corp.	108,203
9,310	UnumProvident Corp.	168,790
3,956	XL Capital Ltd. – Class A	242,503

		10,591,429

Internet and Catalog Retail — 0.1%
5,800	Amazon.com, Inc*	224,344

Internet Software and Services — 1.4%
22,834	eBay, Inc.*	668,808
4,000	Google, Inc. – Class A*	1,677,320
4,100	VeriSign, Inc.*	94,997
24,076	Yahoo! Inc.*	794,508

		3,235,633

Leisure Equipment and Products — 0.1%
1,348	Brunswick Corp.	44,821
4,363	Eastman Kodak Co.	103,752
2,589	Hasbro, Inc.	46,887
6,533	Mattel, Inc.	107,860

		303,320

Life Sciences Tools and Services — 0.2%
3,176	Applera Corp.-Applied Biosystems Group	102,743
1,900	Fisher Scientific Int’l., Inc.*	138,795
723	Millipore Corp.*	45,542
1,870	PerkinElmer, Inc.	39,083
2,490	Thermo Electron Corp.*	90,238
1,962	Waters Corp.*	87,113

		503,514

Machinery — 1.6%
12,694	Caterpillar, Inc.	945,449
618	Cummins, Inc.	75,551
5,066	Danaher Corp.	325,845
4,466	Deere & Co.	372,866
7,032	Dover Corp.	347,592
2,646	Eaton Corp.	199,508
11,408	Illinois Tool Works, Inc.	541,880
5,794	Ingersoll-Rand Co. Ltd. – Class A	247,867
4,742	ITT Inds., Inc.	234,729
1,251	Navistar Int’l. Corp.*	30,787
3,049	PACCAR, Inc.	251,177
2,232	Pall Corp.	62,496
1,765	Parker-Hannifin Corp.	136,964

		3,772,711

Media — 3.4%
15,737	CBS Corp. – Class B	425,686
9,954	Clear Channel Comm., Inc.	308,076
39,788	Comcast Corp. – Class A*	1,302,659
1,257	Dow Jones & Co., Inc.	44,008
5,313	Gannett Co., Inc.	297,156
7,803	Interpublic Group Cos., Inc.*	65,155
790	McClatchy Co. – Class A	31,704
6,524	McGraw-Hill Cos., Inc.	327,700
742	Meredith Corp.	36,759
3,273	New York Times Co. – Class A	80,319

Shares		Value

44,800	News Corp. – Class A	$859,264
3,111	Omnicom Group, Inc.	277,159
1,600	E.W. Scripps Co. – Class A	69,024
86,724	Time Warner, Inc.	1,500,325
6,418	Tribune Co.	208,136
5,466	Univision Comm., Inc. – Class A*	183,111
15,737	Viacom, Inc. – Class B*	564,014
39,316	Walt Disney Co.	1,179,480

		7,759,735

Metals and Mining — 0.9%
16,825	Alcoa, Inc.	544,457
1,806	Allegheny Technologies, Inc.	125,047
3,191	Freeport-McMoran Copper & Gold, Inc. – Class B	176,813
8,404	Newmont Mining Corp.	444,824
5,922	Nucor Corp.	321,269
4,496	Phelps Dodge Corp.	369,391
2,788	United States Steel Corp.	195,495

		2,177,296

Multiline Retail — 1.1%
1,734	Big Lots, Inc.*	29,617
1,262	Dillards, Inc. – Class A	40,195
6,584	Dollar General Corp.	92,044
2,592	Family Dollar Stores, Inc.	63,323
9,394	Federated Department Stores, Inc.	343,820
5,398	J.C. Penney Co., Inc.	364,419
5,713	Kohl’s Corp.*	337,753
4,040	Nordstrom, Inc.	147,460
1,811	Sears Hldgs. Corp.*	280,415
17,546	Target Corp.	857,473

		2,556,519

Multi–Utilities — 1.3%
4,315	Ameren Corp.	217,907
4,548	CenterPoint Energy, Inc.	56,850
7,452	CMS Energy Corp.*	96,429
3,764	Consolidated Edison, Inc.	167,272
6,657	Dominion Resources, Inc.	497,877
4,105	DTE Energy Co.	167,238
21,802	Duke Energy Corp.	640,325
4,794	KeySpan Corp.	193,678
4,793	NiSource, Inc.	104,679
6,780	PG&E Corp.	266,318
5,184	Public Svc. Enterprise Group, Inc.	342,766
3,894	Sempra Energy	177,099
2,588	TECO Energy, Inc.	38,665
5,953	Xcel Energy, Inc.	114,179

		3,081,282

Office Electronics — 0.1%
20,891	Xerox Corp.*	290,594

Oil, Gas and Consumable Fuels — 7.9%
9,186	Anadarko Petroleum Corp.	438,080
7,096	Apache Corp.	484,302
6,700	Chesapeake Energy Corp.	202,675
42,819	Chevron Corp.	2,657,347
31,535	ConocoPhillips	2,066,489
8,698	Devon Energy Corp.	525,446
10,590	El Paso Corp.	158,850
4,845	EOG Resources, Inc.	335,952
117,802	Exxon Mobil Corp.	7,227,153
5,421	Hess Corp.	286,500
6,046	Kerr-McGee Corp.	419,290
2,245	Kinder Morgan, Inc.	224,253

See notes to financial statements.

6

■	The Guardian VC 500 Index Fund

Schedule of Investments (Continued)

June 30, 2006 (Unaudited)

Shares		Value

6,748	Marathon Oil Corp.	$562,109
3,000	Murphy Oil Corp.	167,580
8,729	Occidental Petroleum Corp.	895,159
2,532	Sunoco, Inc.	175,442
12,700	Valero Energy Corp.	844,804
10,715	Williams Cos., Inc.	250,302
6,133	XTO Energy, Inc.	271,508

		18,193,241

Paper and Forest Products — 0.3%
9,605	Int’l. Paper Co.	310,241
1,564	Louisiana-Pacific Corp.	34,252
2,990	MeadWestvaco Corp.	83,511
5,010	Weyerhaeuser Co.	311,872

		739,876

Personal Products — 0.2%
1,303	Alberto-Culver Co.	63,482
9,396	Avon Products, Inc.	291,276
2,300	Estee Lauder Cos., Inc. – Class A	88,941

		443,699

Pharmaceuticals — 6.4%
30,289	Abbott Laboratories	1,320,903
2,863	Allergan, Inc.	307,085
2,000	Barr Pharmaceuticals, Inc.*	95,380
38,537	Bristol-Myers Squibb Corp.	996,567
21,639	Eli Lilly & Co.	1,195,988
7,079	Forest Laboratories, Inc.*	273,886
60,954	Johnson & Johnson	3,652,364
3,645	King Pharmaceuticals, Inc.*	61,965
42,958	Merck & Co., Inc.	1,564,960
4,500	Mylan Laboratories, Inc.	90,000
144,003	Pfizer, Inc.	3,379,750
28,020	Schering-Plough Corp.	533,221
1,956	Watson Pharmaceuticals, Inc.*	45,536
26,069	Wyeth	1,157,724

		14,675,329

Real Estate Investment Trusts — 0.9%
3,463	Apartment Investment & Management Co. – Class A	150,468
3,300	Archstone-Smith Trust	167,871
1,500	Boston Properties, Inc.	135,600
8,963	Equity Office Pptys. Trust	327,239
5,321	Equity Residential	238,008
3,000	Kimco Realty Corp.	109,470
3,362	Plum Creek Timber Co., Inc.	119,351
5,292	ProLogis	275,819
1,500	Public Storage, Inc.	113,850
4,402	Simon Ppty. Group, Inc.	365,102
1,600	Vornado Realty Trust	156,080

		2,158,858

Road and Rail — 0.8%
7,561	Burlington Northern Santa Fe	599,209
4,484	CSX Corp.	315,853
8,129	Norfolk Southern Corp.	432,626
930	Ryder System, Inc.	54,340
5,442	Union Pacific Corp.	505,888

		1,907,916

Semiconductors and Semiconductor Equipment — 2.6%
9,502	Advanced Micro Devices, Inc.*	232,039
6,790	Altera Corp.*	119,165
6,027	Analog Devices, Inc.	193,708
29,509	Applied Materials, Inc.	480,407
9,144	Broadcom Corp. – Class A*	274,777

Shares		Value

8,971	Freescale Semiconductor, Inc. – Class B*	$263,747
112,153	Intel Corp.	2,125,299
3,328	KLA-Tencor Corp.	138,345
5,347	Linear Technology Corp.	179,071
9,161	LSI Logic Corp.*	81,991
5,529	Maxim Integrated Products, Inc.	177,536
10,828	Micron Technology, Inc.*	163,070
6,658	National Semiconductor Corp.	158,793
2,370	Novellus Systems, Inc.*	58,539
6,574	NVIDIA Corp.*	139,960
3,328	PMC-Sierra, Inc.*	31,283
3,377	Teradyne, Inc.*	47,042
31,480	Texas Instruments, Inc.	953,529
5,730	Xilinx, Inc.	129,785

		5,948,086

Software — 3.1%
11,654	Adobe Systems, Inc.*	353,816
4,116	Autodesk, Inc.*	141,837
3,606	BMC Software, Inc.*	86,184
9,555	CA, Inc.	196,355
2,616	Citrix Systems, Inc.*	105,006
5,622	Compuware Corp.*	37,667
6,400	Electronic Arts, Inc.*	275,456
3,165	Intuit, Inc.*	191,134
186,465	Microsoft Corp.	4,344,635
7,029	Novell, Inc.*	46,602
75,811	Oracle Corp.*	1,098,501
1,562	Parametric Technology Corp.*	19,853
21,273	Symantec Corp.*	330,583

		7,227,629

Specialty Retail — 2.1%
4,700	AutoNation, Inc.*	100,768
1,474	AutoZone, Inc.*	130,007
5,064	Bed, Bath & Beyond, Inc.*	167,973
8,740	Best Buy Co., Inc.	479,301
3,140	Circuit City Stores, Inc.	85,471
14,914	Gap, Inc.	259,504
40,030	Home Depot, Inc.	1,432,674
9,195	Limited Brands	235,300
15,184	Lowe’s Cos., Inc.	921,213
6,624	Office Depot, Inc.*	251,712
2,141	OfficeMax, Inc.	87,246
2,565	RadioShack Corp.	35,910
2,251	Sherwin-Williams Co.	106,877
11,790	Staples, Inc.	286,733
2,179	Tiffany & Co.	71,950
8,072	TJX Cos., Inc.	184,526

		4,837,165

Textiles, Apparel and Luxury Goods — 0.3%
6,400	Coach, Inc.*	191,360
1,927	Jones Apparel Group, Inc.	61,259
1,595	Liz Claiborne, Inc.	59,111
4,408	NIKE, Inc. – Class B	357,048
1,636	V.F. Corp.	111,117

		779,895

Thrifts and Mortgage Finance — 1.6%
12,410	Countrywide Financial Corp.	472,573
13,087	Federal Home Loan Mortgage Corp.	746,090
19,513	Federal National Mortgage Assn.	938,576
5,106	Golden West Financial Corp.	378,865
1,536	MGIC Investment Corp.	99,840
9,765	Sovereign Bancorp, Inc.	198,327
18,321	Washington Mutual, Inc.	835,071

		3,669,342

See notes to financial statements.

7

■	The Guardian VC 500 Index Fund

Schedule of Investments (Continued)

June 30, 2006 (Unaudited)

Shares		Value

Tobacco — 1.4%
40,095	Altria Group, Inc.	$2,944,176
2,339	Reynolds American, Inc.	269,686
2,531	UST, Inc.	114,376

		3,328,238

Trading Companies and Distributors — 0.1%
2,192	W.W. Grainger, Inc.	164,904

Wireless Telecommunication Services — 0.7%
6,702	ALLTEL Corp.	427,788
54,817	Sprint Nextel Corp.	1,095,792

		1,523,580

	Total Common Stocks (Cost $190,942,632)	224,888,686

Principal Amount		Value
U.S. Government Security — 0.2%
U.S. Treasury Bill — 0.2%
$350,000	U.S. Treasury Bill 4.80% due 9/21/2006 (1) (Cost $346,217)	$346,217

Repurchase Agreement — 2.2%
$5,148,000	State Street Bank and Trust Co. repurchase agreement, dated 6/30/2006, maturity value $5,150,124 at 4.95%, due 7/3/2006 (2) (Cost $5,148,000)	$5,148,000

Total Investments — 99.9% (Cost $196,436,849)		230,382,903
Cash, Receivables, and Other Assets Less Liabilities — 0.1%		228,470

Net Assets — 100%		$230,611,373

*	Non-income producing security.
(1)	The U.S. Treasury Bill is segregated as collateral to cover margin requirements on open futures contracts.
(2)	The repurchase agreement is fully collateralized by $5,255,000 in U.S. Government Agency, 5.50%, due 5/29/2009, with a value of $5,255,000.

Contracts	Description	Expiration	Unrealized Depreciation
Purchased Futures Contracts
17	S & P 500 Index	9/2006	$ (67,910)

See notes to financial statements.

8

■	The Guardian VC 500 Index Fund

Statement of Assets and Liabilities

June 30, 2006 (Unaudited)

ASSETS
Investments, at market (cost $196,436,849)	$230,382,903
Cash	46,474
Dividends receivable	253,805
Receivable for fund shares sold	84,565
Interest receivable	708
Other assets	4,228

Total Assets	230,772,683

LIABILITIES
Payable for fund shares redeemed	70,151
Accrued expenses	30,896
Payable for variation margin – Note A	13,660
Due to GIS	46,603

Total Liabilities	161,310

Net Assets	$230,611,373

COMPONENTS OF NET ASSETS
Capital stock, at par	$24,800
Additional paid-in capital	328,354,251
Undistributed net investment income	509,110
Accumulated net realized loss on investments and futures contracts	(132,154,932)
Net unrealized appreciation of investments and futures contracts	33,878,144

Net Assets	$230,611,373

Shares Outstanding — $0.001 Par Value	24,800,080

Net Asset Value Per Share	$9.30

Statement of Operations

Six Months Ended

June 30, 2006 (Unaudited)

INVESTMENT INCOME
Dividends	$2,106,711
Interest	106,835

Total Income	2,213,546

Expenses:
Investment advisory fees — Note B	283,612
Custodian fees	60,131
Directors’ fees — Note B	15,487
Audit fees	12,350
Registration fees	11,014
Printing expense	10,636
Insurance expense	6,780
Legal fees	3,802
Loan commitment fees — Note F	1,899
Other	226

Total Expenses before reimbursement	405,937
Less: Expenses assumed by investment adviser — Note B	(88,292)

Net Expenses	317,645

Net Investment Income	1,895,901

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
Net realized gain on investments — Note A	83,451
Net realized gain on futures contracts	64,233
Net change in unrealized appreciation of investments — Note C	3,717,904
Net change in unrealized depreciation of futures contracts — Note A	(20,012)

Net Realized and Unrealized Gain on Investments	3,845,576

NET INCREASE IN NET ASSETS FROM OPERATIONS	$5,741,477

See notes to financial statements.

9

■	The Guardian VC 500 Index Fund

Statements of Changes in Net Assets

	Six Months Ended June 30, 2006 (Unaudited)	Year Ended December 31, 2005 (Audited)
INCREASE/(DECREASE) IN NET ASSETS
From Operations:
Net investment income	$1,895,901	$3,311,628
Net realized gain on investments and futures contracts	147,684	146,486
Net change in unrealized appreciation of investments and futures contracts	3,697,892	6,117,526

Net Increase in Net Assets Resulting from Operations	5,741,477	9,575,640

Dividends to Shareholders from:
Net investment income	(1,485,635)	(3,289,364)

From Capital Share Transactions:
Net increase in net assets from capital share transactions — Note E	6,826,852	10,424,376

Net Increase in Net Assets	11,082,694	16,710,652

NET ASSETS:

Beginning of period	219,528,679	202,818,027

End of period*	$230,611,373	$219,528,679

* Includes undistributed net investment income of:	$509,110	$98,844

See notes to financial statements.

10

■	The Guardian VC 500 Index Fund

Financial Highlights

Selected data for a share of capital stock outstanding throughout the periods indicated:

	Six Months Ended June 30, 2006 (Unaudited)		Year Ended December 31, (Audited)
			2005	2004	2003	2002	2001
Net asset value, beginning of period	$9.12		$8.86	$8.14	$6.44	$8.47	$9.72

Income from investment operations:
Net investment income	0.08		0.14	0.14	0.11	0.14	0.09
Net realized and unrealized gain/(loss) on investments	0.16		0.26	0.72	1.70	(2.03)	(1.25)

Net increase/(decrease) from investment operations	0.24		0.40	0.86	1.81	(1.89)	(1.16)

Dividends and distributions to shareholders from:
Net investment income	(0.06)		(0.14)	(0.14)	(0.11)	(0.14)	(0.09)
Net realized gain on investments	—		—	—	—	—	(0.00	)(a)

Total dividends and distributions	(0.06)		(0.14)	(0.14)	(0.11)	(0.14)	(0.09)

Net asset value, end of period	$9.30		$9.12	$8.86	$8.14	$6.44	$8.47

Total return*	2.66	%(b)	4.54%	10.59%	28.25%	(22.42)%	(11.92)%

Ratios/supplemental data:
Net assets, end of period (000’s omitted)	$230,611		$219,529	$202,818	$170,825	$127,984	$366,544
Ratio of expenses to average net assets	0.28	%(c)	0.28%	0.28%	0.28%	0.28%	0.28%
Ratio of expenses, excluding waivers, to average net assets	0.36	%(c)	0.37%	0.36%	0.40%	0.34%	0.33%
Ratio of net investment income to average net assets	1.67	%(c)	1.61%	1.75%	1.51%	1.29%	1.14%
Portfolio turnover rate	1%		2%	1%	12%	17%	1%

*	Total returns do not reflect the effects of charges deducted pursuant to the terms of GIAC’s variable contracts.
Inclusion of such charges would reduce the total returns for all periods shown.
(a)	Rounds to less than $0.01.
(b)	Not annualized.
(c)	Annualized.

See notes to financial statements.

11

■	The Guardian VC 500 Index Fund

Notes to Financial Statements

June 30, 2006 (Unaudited)

Note A.	Organization and Accounting Policies

The Guardian VC 500 Index Fund (the Fund or GVC500F) is a series of The Guardian Variable Contract Funds, Inc. (GVCF). GVCF is incorporated in the state of Maryland and is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (1940 Act). The financial statements for the other remaining series of GVCF are presented in separate reports.

Shares of GVC500F are only sold to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. (GIAC). GIAC is a wholly-owned subsidiary of The Guardian Life Insurance Company of America.

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income, gains (losses) and expenses during the reporting period. Actual results could differ from those estimates.

Significant accounting policies of the Fund are as follows:

Investments

Securities listed on national securities exchanges are valued at the last sale price on such exchanges, or if no sale occurred, at the mean of the closing bid and asked prices. Securities that are traded on the NASDAQ National Securities Market are valued at the NASDAQ Official Closing Price.

Pursuant to valuation procedures approved by the Board of Directors, certain debt securities may be valued each business day by an independent pricing service (Service). Debt securities for which quoted bid prices are readily available and representative of the bid side of the market, in the judgment of the Service, are valued at the bid price. Other debt securities that are valued by the Service are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions.

Other securities, including securities for which market quotations are not readily available (such as restricted securities, illiquid securities and foreign securities subject to a “significant event”) are valued at fair value as determined in good faith by or under the direction of GVCF’s Board of Directors. A “significant event” is an event that will affect the value of a portfolio security that occurs after the close of trading in the security’s primary trading market or exchange but before the Fund’s NAV is calculated.

Investing outside of the U.S. may involve certain considerations and risks not typically associated with domestic investments, including the possibility of political and economic unrest and different levels of governmental supervision and regulation of foreign securities markets.

Futures contracts are valued at the settlement prices established by the boards of trade or exchanges on which they are traded.

Repurchase agreements are carried at cost which approximates market value (see Note D). Short-term debt securities with maturities of 60 days or less are valued on an amortized cost basis which approximates market value.

Investment transactions are recorded on the date of purchase or sale. Security gains or losses are determined on an identified cost basis. Interest income, including amortization/accretion of premium/discount, is accrued daily. Dividend income is recorded on the ex-dividend date.

Foreign Currency Translation

GVC500F is permitted to buy international securities that are not U.S. dollar denominated. GVC500F’s books and records are maintained in U.S. dollars as follows:

(1)  The foreign currency market value of investment securities and other assets and liabilities stated in foreign currencies are translated into U.S. dollars at the current rate of exchange.

(2)  Security purchases and sales, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions.

The resulting gains and losses are included in the Statement of Operations as follows:

Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Realized foreign exchange gains and losses, which result from changes in foreign exchange rates between the date on which GVC500F earns dividends and interest or pays foreign withholding taxes or other expenses and the

12

■	The Guardian VC 500 Index Fund

Notes to Financial Statements (Continued)

June 30, 2006 (Unaudited)

date on which U.S. dollar equivalent amounts are actually received or paid, are included in net realized gains or losses on foreign currency related transactions. Realized foreign exchange gains and losses which result from changes in foreign exchange rates between the trade and settlement dates on security and currency transactions are also included in net realized gains and losses on foreign currency related transactions. Net currency gains and losses from valuing other assets and liabilities denominated in foreign currency at the period end exchange rate are reflected in net change in unrealized appreciation or depreciation from translation of other assets and liabilities denominated in foreign currencies.

Forward Foreign Currency Contracts

GVC500F may enter into forward foreign currency contracts in connection with planned purchases or sales of securities, or to hedge against changes in currency exchange rates affecting the values of its investments that are denominated in a particular currency. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward exchange rate. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Fluctuations in the value of forward foreign currency contracts are recorded for book purposes as unrealized gains or losses from translation of other assets and liabilities denominated in foreign currencies by GVC500F. When forward contracts are closed, GVC500F will record realized gains or losses equal to the difference between the values of such forward contracts at the time each was opened and the values at the time each was closed. Such amounts are recorded in net realized gains or losses on foreign currency related transactions. GVC500F will not enter into a forward foreign currency contract if such contract would obligate it to deliver an amount of foreign currency in excess of the value of its portfolio securities or other assets denominated in that currency.

Futures Contracts

GVC500F may enter into financial futures contracts for the delayed delivery of securities, currency or contracts based on financial indices at a fixed price on a future date. In entering into such contracts, GVC500F is required to deposit either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by GVC500F each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as variation margins by GVC500F. The daily changes in the variation margin are recognized as unrealized gains or losses by GVC500F. GVC500F’s investments in financial futures contracts are designed to hedge against anticipated future changes in interest or exchange rates or securities prices. In addition, GVC500F may enter into financial futures contracts for non-hedging purposes. Should interest or exchange rates, securities prices or prices of futures contracts move unexpectedly, GVC500F may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

Dividend Distributions

Dividends from net investment income are declared and paid semi-annually for GVC500F. Net realized short-term and long-term capital gains for GVC500F will be distributed at least annually. All such dividends and distributions are credited in the form of additional shares of GVC500F at the net asset value on the ex-dividend date.

All dividends and distributions are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations. Differences between the recognition of income on an income tax basis and recognition of income based on GAAP may cause temporary overdistributions of net realized gains and net investment income on a GAAP basis.

Taxes

GVC500F has qualified and intends to remain qualified to be taxed as a “regulated investment company” under the provisions of the U.S. Internal Revenue Code (Code), and as such will not be subject to federal income tax on taxable income (including any realized capital gains) which is distributed in accordance with the provisions of the Code. Therefore, no federal income tax provision is required.

Reclassification of Capital Accounts

The treatment for financial statement purposes of distributions made during the year from net investment income and net realized gains may differ from their ultimate treatment for federal income tax purposes. These differences primarily are caused by differences in the timing of the recognition of certain components of income or capital gains, and the recharacterization of foreign exchange gains or losses to either ordinary income or realized capital gains for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications would have no effect on net assets, results of operations, or net asset value per share of the Fund.

13

■	The Guardian VC 500 Index Fund

Notes to Financial Statements (Continued)

June 30, 2006 (Unaudited)

Note B.	Investment Advisory Agreements and Payments to or from Related Parties

The Fund has an investment advisory agreement with Guardian Investor Services LLC (GIS), a wholly-owned subsidiary of GIAC. Fees for investment advisory are at an annual rate of 0.25% of the average daily net assets of the Fund. GIS voluntarily assumes a portion of the ordinary operating expenses (excluding interest expense associated with securities lending) that exceeds 0.28% of the average daily net assets of GVC500F. GIS subsidized 0.08% of the ordinary operating expenses of GVC500F or $88,292 for the six months ended June 30, 2006.

The Guardian Fund Complex pays directors who are not “interested persons” (as defined in the 1940 Act) fees consisting of a $5,000 per meeting fee and an annual retainer of $30,500, allocated among all funds in the Guardian Fund Complex based on their relative average daily net assets. Board committee members also receive a fee of $2,000 per committee meeting, which also is allocated among all funds in the Guardian Fund Complex based on their relative average daily net assets. Additional compensation is paid to the Chairmen of the Nominating and Governance Committee and the Audit Committee, respectively. GIS pays compensation to certain directors who are interested persons. Certain officers and directors of the Fund are affiliated with GIS.

Note C.	Investment Transactions

Purchases and proceeds from sales of securities (excluding short-term securities) amounted to $10,635,128 and $2,872,279, respectively, during the six months ended June 30, 2006.

The cost of investments owned at June 30, 2006 for federal income tax purposes was substantially the same as the cost for financial reporting purposes. The gross unrealized appreciation and depreciation of investments excluding foreign currency and futures at June 30, 2006 aggregated $54,678,685 and $20,732,631, respectively, resulting in net unrealized appreciation of $33,946,054.

Note D.	Repurchase Agreements

The collateral for repurchase agreements is either cash or fully negotiable U.S. government securities. Repurchase agreements are fully collateralized (including the interest earned thereon) and such collateral is marked-to-market daily while the agreements remain in force. If the value of the collateral falls below the value of the repurchase price plus accrued interest, GVC500F will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, GVC500F maintains the right to sell the collateral and may claim any resulting loss against the seller.

Note E.	Transactions in Capital Stock

There are 200,000,000 shares of $0.001 par value capital stock authorized for GVC500F. Transactions in capital stock were as follows:

	Six Months Ended June 30, 2006 (Unaudited)	Year Ended December 31, 2005 (Audited)	Six Months Ended June 30, 2006 (Unaudited)	Year Ended December 31, 2005 (Audited)
	Shares		Amount
Shares sold	1,423,602	2,675,528	$13,390,106	$23,714,164
Shares issued in reinvestment of dividends	165,993	364,352	1,485,635	3,289,364
Shares repurchased	(854,876)	(1,878,337)	(8,048,889)	(16,579,152)

Net increase	734,719	1,161,543	$6,826,852	$10,424,376

Note F.	Line of Credit

A $100,000,000 line of credit available to GVC500F and other related Guardian Funds has been established with State Street Bank and Trust Company and Bank of Montreal. The rate of interest charged on any borrowing is based upon the prevailing Federal Funds rate at the time of the loan plus 0.50% calculated on a 360 day basis per annum. For the six months ended June 30, 2006, none of the funds borrowed against this line of credit.

The funds are obligated to pay State Street Bank and Trust Company and Bank of Montreal a commitment fee computed at a rate of 0.08% per annum on the average daily unused portion of the revolving credit.

14

■	The Guardian VC 500 Index Fund

Board Approval of Investment Management Agreements (Unaudited)

The Boards of Directors of The Guardian Variable Contract Funds, Inc. (“GVCF”), GIAC Funds, Inc. (“GIAC”), The Guardian Bond Fund, Inc. (“GBF” and a “Fund”) and The Guardian Cash Fund, Inc. (“GCF” and a “Fund”) (together, the series of GVCF and GIAC, and GBF and GCF are referred to as the “Funds,”) approved the renewal of the management agreement for each Fund and, as applicable, the subadvisory agreement for each Fund on November 17, 2005. As a part of the renewal process, the Boards of Directors of GVCF, GIAC, GBF and GCF met independently of Fund management and of the interested Board Members to consider the renewal of: (1) the management agreement (“Management Agreement”) between each of the Funds and Guardian Investor Services LLC (“GIS”) or as applicable, Guardian Baillie Gifford Limited (“GBG” and together with GIS, each referred to as a “Manager”); (2) as applicable, the subadvisory agreements (each a “Subadvisory Agreement”) between GBG and Baillie Gifford Overseas Limited (“BGO”) and the subadvisory agreements between GIS and UBS Global Asset Management (Americas) Inc. (“UBS” and together with BGO, each referred to as a “Subadvisor”). (The Management Agreements and the Subadvisory Agreements are together referred to as the “Advisory Agreements.”) As part of the review process, the Independent Directors were represented by independent legal counsel. The Independent Directors reviewed comprehensive materials received from the Managers, Subadvisors and independent counsel in connection with contract review. The Independent Directors noted that each Board also received regular information throughout the year regarding performance and operating results of each Fund and that in evaluating the Advisory Agreements, they were taking into account their accumulated experience as Board members in working with the Managers on matters relating to the Funds.

In preparation for the review process, the Independent Directors met with independent legal counsel and discussed the type and nature of information to be provided and sent a formal request for information to Fund management. The Managers and Subadvisors provided extensive information to all Board members in response to the request. Among other information, the Independent Directors reviewed materials to assess the services provided by each Manager and Subadvisor, and, as applicable, information comparing the performance, advisory fees and expense ratios of each Fund to other mutual funds, information about the profitability from the Advisory Agreements to the Managers and to the Subadvisors, information about economies of scale and information about the other benefits to the Managers and Subadvisors and their affiliates resulting from their relationship with the Funds (“fall-out benefits”). The Independent Directors reviewed comparative performance and management fee and expense ratios of peer groups of funds selected by Morningstar, Inc. (“Morningstar”). The Independent Directors also received a memorandum from independent legal counsel advising them of their duties and responsibilities in connection with the review of the Advisory Agreements. In preparation for the November 17th meeting, the Independent Directors met on November 3, 2005, to review and discuss with independent legal counsel the information provided by Morningstar.

Based upon their review, the Independent Directors concluded that it was in the best interest of each Fund to renew each relevant Advisory Agreement and, accordingly, recommended to the full Board of each Fund the renewal of each applicable Advisory Agreement. In reaching this conclusion for each Fund, the Independent Directors did not identify any single factor or group of factors as all important or controlling and considered all factors together.

Management Agreements

Nature, Quality and Extent of Services. In reviewing the nature, quality and extent of services provided by the Managers, the Independent Directors considered the services provided by each Manager under the Management Agreements, including administrative services. The Independent Directors considered the experience and skills of senior management responsible for fund operations, the experience and skills of the personnel performing the functions under each Management Agreement and the resources made available to such personnel, the ability of the Managers to attract and retain high-quality personnel, and the organizational depth of the Managers. The Independent Directors concluded that appropriate resources were provided under each Management Agreement. The Independent Directors also considered the delegation of day-to-day portfolio management responsibility to UBS with respect to the Guardian UBS VC Large Cap Value Fund and the Guardian UBS VC Small Cap Value Fund and to BGO with respect to the Baillie Gifford International Growth Fund and the Baillie Gifford Emerging Markets Fund and the Managers’ ability to supervise the activities of the Subadvisors. The Independent Directors concluded each Manager’s supervisory program was satisfactory. The Independent Directors also considered the compliance program established by the Managers and the level of compliance attained by the Managers. Further, the Independent Directors considered that each Manager has had a long-term relationship with the Funds and has demonstrated its past and future commitment to support the Funds. The Independent Directors concluded that a long-term relationship with a capable, conscientious adviser was in the best interest of each Fund. Based upon all relevant factors, the Independent Directors concluded that the nature, quality and extent of the services provided by the Managers to each applicable Fund were satisfactory.

15

■	The Guardian VC 500 Index Fund

Board Approval of Investment Management Agreements (Unaudited)

Investment Performance. The Independent Directors reviewed each Fund’s investment performance over short-term (one-year) and longer-term (three year, five year and ten year) periods, as applicable, and compared those returns to various agreed-upon performance measures, including market indices and peer groups. The Independent Directors received comparative performance information prepared by Morningstar. The Independent Directors also considered whether investment results were consistent with a Fund’s investment objective(s) and policies. For most Funds, the Independent Directors concluded that investment performance met acceptable levels of investment performance. For Funds that experienced underperformance, the Independent Directors reviewed the reasons for the underperformance and the remedial measures taken by the Manager to improve performance. The Independent Directors concluded that the Managers have in place an effective process to monitor performance and that reasonable steps had been implemented to address circumstances of underperformance where appropriate. Therefore, the Independent Directors concluded that it was in the best interests of the Funds to renew the Management Agreements and to continue to closely monitor performance with a particular emphasis on those Funds experiencing underperformance.

Fees and Expenses. The Independent Directors considered each Fund’s management fees and net expense ratios. The Independent Directors received information, based on data supplied by Morningstar, comparing each Fund’s management fee rates and total net expense ratio to advisory fees and total net expense ratios of the mutual funds in its peer group (as selected by Morningstar). The Independent Directors also received and considered information on fee waivers and/or reimbursements for each Fund compared to those of its peer group. The Independent Directors noted that a number of the Funds have received fee waivers for many years and that such fee waivers remained current through the time of the review process.

The Independent Directors also compared each Fund’s management fee rates to fees charged by the Manager for comparable mutual funds. For each Fund, the Independent Directors reviewed the fees charged by other advisors for mutual funds in the Fund’s peer group. GIS provided information on the advisory fees it charges its two institutional accounts and noted the information was not comparable with the Funds because the investment objectives and management style of the institutional accounts were very different than those of the Funds. GBG has no clients other than the Funds.

On the basis of all information provided, the Independent Directors concluded that the management fee schedules for each Fund were reasonable and appropriate in light of the nature, quality and extent of services provided by the Manager.

Profitability. The Independent Directors reviewed detailed information regarding revenues received by each Manager under each Management Agreement, including identification of the estimated direct and indirect costs of the Managers of providing those services to each Fund that are covered under the Management Agreements. The Independent Directors also received information regarding the enterprise-wide profitability of the Managers with respect to all fund services in totality.

For all Funds, based upon the profitability percentage provided, the Independent Directors concluded that the profitability to the applicable Manager from the management of each Fund was not unreasonable.

Economies of Scale. The Independent Directors considered whether there are economies of scale with respect to the management of each Fund and whether the Funds benefit from any such economies of scale through breakpoints in fees or otherwise. The Independent Directors noted that the Guardian UBS VC Small Cap Value Fund and the Guardian Cash Fund had management fee schedules that each contained one breakpoint. The Independent Directors also considered whether the effective management fee rate for each Fund under the Management Agreement is reasonable in relation to the asset size of such Fund. The Independent Directors noted GIS’s representation that it did not anticipate that the Funds would experience any significant economies in the near future, given their asset size. The Independent Directors concluded that, in light of the Funds’ current asset levels, the fee schedule for each Fund reflects an appropriate level of sharing of any economies of scale.

Other Benefits to Manager. The Independent Directors also considered the character and amount of other incidental benefits received by the Managers and their affiliates as a result of their relationship with the Funds. The Independent Directors noted the Managers’ representation that each has the ability to obtain proprietary research as a result of the Funds’ brokerage business that may be used for the benefit of the Funds and other clients of the Managers. The Independent Directors concluded that management fees for each Fund were reasonable in light of these fall-out benefits.

Specific Fund Findings

The Guardian VC 500 Index Fund

In determining to recommend renewal of the Fund’s Management Agreement, the Independent Directors noted the favorable relative investment performance of the Fund, with performance above the median of its peer group, as well as the reasonableness of its management fee rate.

16

■	The Guardian VC 500 Index Fund

Board Approval of Investment Management Agreements (Unaudited)

Overall Conclusions

Based upon all of the information considered and the conclusions reached, the Independent Directors determined that the terms of each Advisory Agreement continue to be fair and reasonable and that the continuation of each Advisory Agreement is in the best interests of each Fund.

17

■	The Guardian VC 500 Index Fund

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information regarding how the Fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2006, is available free of charge upon request by logging on to www.guardianinvestor.com or the Securities and Exchange Commission’s (SEC) website at www.sec.gov.

Form N-Q

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each year on the Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov, and can be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330.

Code of Ethics

The Fund has adopted a code of ethics for its Principal Executive Officer and Principal Financial Officers (the “Code”). The purpose of the Code is to promote, among other things: honest and ethical conduct, including the handling of conflicts of interest; full, fair, accurate, timely and understandable disclosure in reports and documents filed with the SEC; and compliance with applicable laws and regulations. A copy of the Code has been filed with the SEC on Form N-CSR and can be obtained on the SEC’s website at www.sec.gov.

Copies for all of the above can be obtained free of charge by calling 1-800-221-3253 or by writing to Guardian Investor Services LLC at 7 Hanover Square, New York, New York 10004.

18

■ The Guardian VC Asset Allocation Fund	Semiannual Report To Contractowners

Jonathan C. Jankus, CFA Co-Portfolio Manager

Stewart Johnson, Co-Portfolio Manager

Objective:

Long term total investment return consistent with moderate investment risk

Portfolio:

Generally purchases shares of The Guardian VC 500 Index, The Guardian Stock, The Guardian Bond and/or The Guardian Cash Funds. Also invests in individual securities and uses futures to manage allocations among the equity, debt and money market asset classes.

Inception Date:

September 15, 1999

Net Assets at June 30, 2006:

$45,571,843

Portfolio Composition by Asset Class  (As of 6/30/2006 and 12/31/2005)

Average Annual Total Returns  (For periods ended 6/30/2006)

	Year to Date	1 Yr	5 Yrs	10 Yrs	Since Inception 9/15/1999
The Guardian VC Asset Allocation Fund	2.76%	7.87%	3.27%	—	3.12%
Custom Index: 60% S&P 500 Index and 40% Lehman Brothers Aggregate Bond Index	1.35%	4.83%	3.78%	—	3.28%

About information in this report:

•	All performance data quoted is historical and the results represent past performance and neither guarantee nor predict future investment results. To obtain performance data current to the most recent month (available within 7 business days of the most recent month end), please call us at (800) 221-3253 or visit our website at www.guardianinvestor.com. Current performance may be higher or lower than the performance quoted here. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.
•	It is important to consider the Fund’s investment objectives, risks, fees and expenses before investing. All funds involve some risk, including possible loss of the principal amount invested.
•	The composite benchmark total return data is comprised of 60% of the S&P 500 Index and 40% of the Lehman Aggregate Bond Index to reflect a 60/40 neutral weighting of the Fund. The S&P 500 Index is generally considered to be representative of U.S. stock market activity. The Lehman Brothers Aggregate Bond Index is generally considered to be representative of U.S. bond market activity. Index returns are provided for comparative purposes. Please note that the indices are unmanaged and not available for direct investment and their returns do not reflect the fees and expenses that have been deducted from the Fund.
•	Total return figures are historical and assume the reinvestment of dividends and distributions and the deduction of all Fund expenses. The actual total returns for owners of variable annuity contracts or variable life insurance policies that provide for investment in the Fund will be lower to reflect separate account and contract/policy charges. The return figures shown do not reflect the deduction of taxes that a contractowner may pay on distributions or redemption of units.

THE GUARDIAN VC ASSET ALLOCATION FUND	1

■ The Guardian VC Asset Allocation Fund	Semiannual Report To Contractowners

Fund Expenses

By investing in the Fund, you incur two types of costs: (1) transaction costs, including, as applicable, sales charges on purchase payments, reinvested dividends, or other distributions; redemption fees and exchange fees; and (2) ongoing costs, including, as applicable, management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other underlying funds.

The example is based on an investment of $1,000 invested on January 1, 2006 and held for six months ended June 30, 2006.

Actual Expenses

The first line in the table provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2006	Ending Account Value June 30, 2006	Expenses Paid During the Period*	Annualized Expense Ratio
Actual	$1,000	$1,027.60	$1.66	0.33%
Hypothetical (5% return before expenses)	$1,000	$1,023.16	$1.66	0.33%

*	Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the Fund’s most recent fiscal half-year).

2	THE GUARDIAN VC ASSET ALLOCATION FUND

■	The Guardian VC Asset Allocation Fund

Schedule of Investments

June 30, 2006 (Unaudited)

Shares		Value

Mutual Fund — 70.5%
Equity — 70.5%
3,456,876	The Guardian VC 500 Index Fund* (1) (Cost $31,315,956)	$32,148,945

Principal Amount		Value
U.S. Government Security — 0.9%
$400,000	U.S. Treasury Bill 4.615% due 7/20/2006 (2) (Cost $399,026)	$399,026

Repurchase Agreements — 28.2%
$7,000,000	Lehman Brothers repurchase agreement, dated 6/30/2006, maturity value $7,002,829 at 4.85%, due 7/3/2006 (3)	$7,000,000
5,843,000	State Street Bank and Trust Co. repurchase agreement, dated 6/30/2006, maturity value $5,845,410 at 4.95%, due 7/3/2006 (4)	5,843,000

	Total Repurchase Agreements (Cost $12,843,000)	12,843,000

Total Investments — 99.6% (Cost $44,557,982)		45,390,971
Cash, Receivables, and Other Assets Less Liabilities — 0.4%		180,872

Net Assets — 100%		$45,571,843

*	The Guardian VC 500 Index Fund financial statements and financial highlights are included herein.
(1)	Affiliated issuer, as defined under the Investment Company Act of 1940, which includes issuers in which the Fund held 5% or more of the outstanding voting securities.
(2)	The U.S. Treasury Bill is segregated as collateral to cover margin requirements on open futures contracts.
(3)	The repurchase agreement is fully collateralized by $7,090,000 in U.S. Government Agency, 5.125%, due 4/15/2011, with a value of $7,153,810.
(4)	The repurchase agreement is fully collateralized by $5,960,000 in U.S. Government Agency, 5.50%, due 5/29/2009, with a value of $5,960,000.

Contracts	Description	Expiration	Unrealized Depreciation
Purchased Futures Contracts
14	S&P 500 Index	9/2006	$ (68,670)

See notes to financial statements.

THE GUARDIAN VC ASSET ALLOCATION FUND	3

■	The Guardian VC Asset Allocation Fund

Statement of Assets and Liabilities

June 30, 2006 (Unaudited)

ASSETS
Unaffiliated issuers, at identified cost*	$13,242,026
Affiliated issuers, at identified cost	31,315,956

Total Cost	$44,557,982

Unaffiliated issuers, at market	$399,026
Affiliated issuers, at market	32,148,945
Repurchase agreements	12,843,000

Total Investments	45,390,971
Cash	575
Receivable for fund shares sold	301,018
Interest receivable	1,746
Other assets	858

Total Assets	45,695,168

LIABILITIES
Payable for fund shares redeemed	93,054
Accrued expenses	13,604
Payable for variation margin — Note A	11,200
Due to GIS	5,467

Total Liabilities	123,325

Net Assets	$45,571,843

COMPONENTS OF NET ASSETS
Capital stock, at par	$4,768
Additional paid-in capital	47,394,981
Undistributed net investment income	277,270
Accumulated net realized loss on investments and futures contracts	(2,869,495)
Net unrealized appreciation of investments and futures contracts	764,319

Net Assets	$45,571,843

Shares Outstanding — $0.001 Par Value	4,768,523

Net Asset Value Per Share	$9.56

*	Includes repurchase agreements.

Statement of Operations

Six Months Ended

June 30, 2006 (Unaudited)

INVESTMENT INCOME
Interest	$326,842
Dividends (Received from affiliated issuer)	207,737

Total Income	534,579

Expenses:
Investment advisory fees — Note B	115,581
Custodian fees	16,598
Audit fees	11,910
Printing expense	6,421
Directors’ fees — Note B	3,015
Insurance expense	1,695
Legal fees	992
Loan commitment fees — Note H	454
Registration fees	33
Other	226

Total Expenses before reimbursement	156,925
Less: Expenses assumed by investment adviser (1)	(80,109)

Net Expenses	76,816

Net Investment Income	457,763

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
Net realized gain on futures contracts — Note A	174,107
Net change in unrealized appreciation of investments — Note C	626,183
Net change in unrealized depreciation of futures contracts — Note A	27,126

Net Realized and Unrealized Gain on Investments	827,416

NET INCREASE IN NET ASSETS FROM OPERATIONS	$1,285,179

(1)	The Fund does not impose any advisory fees for the portion of the Fund’s assets invested in other Guardian Funds.

See notes to financial statements.

4	THE GUARDIAN VC ASSET ALLOCATION FUND

■	The Guardian VC Asset Allocation Fund

Statements of Changes in Net Assets

	Six Months Ended June 30, 2006 (Unaudited)	Year Ended December 31, 2005 (Audited)
INCREASE/(DECREASE) IN NET ASSETS
From Operations:
Net investment income	$457,763	$860,291
Net realized gain on investments and futures contracts	174,107	721,115
Net change in unrealized appreciation/(depreciation) of investments	653,309	68,362

Net Increase in Net Assets Resulting from Operations	1,285,179	1,649,768

Dividends to Shareholders from:
Net investment income	(868,306)	(329,786)

From Capital Share Transactions:
Net decrease in net assets from capital share transactions — Note G	(1,133,881)	(10,958,548)

Net Decrease in Net Assets	(717,008)	(9,638,566)

NET ASSETS:

Beginning of period	46,288,851	55,927,417

End of period*	$45,571,843	$46,288,851

* Includes undistributed net investment income of:	$277,270	$687,813

See notes to financial statements.

THE GUARDIAN VC ASSET ALLOCATION FUND	5

■	The Guardian VC Asset Allocation Fund

Financial Highlights

Selected data for a share of capital stock outstanding throughout the periods indicated:

	Six Months Ended June 30, 2006 (Unaudited)		Year Ended December 31, (Audited)
			2005		2004		2003		2002		2001
Net asset value, beginning of period	$9.49		$9.16		$8.40		$6.78		$8.62		$9.83

Income from investment operations:
Net investment income	0.10		0.19		0.13		0.10		0.14		0.24
Net realized and unrealized gain/(loss) on investments	0.16		0.21		0.74		1.76		(1.83)		(1.12)

Net increase/(decrease) from investment operations	0.26		0.40		0.87		1.86		(1.69)		(0.88)

Dividends and distributions to shareholders from:
Net investment income	(0.19)		(0.07)		(0.11)		(0.24)		(0.15)		(0.10)
Net realized gain on investments	—		—		—		—		—		(0.23)

Total dividends and distributions	(0.19)		(0.07)		(0.11)		(0.24)		(0.15)		(0.33)

Net asset value, end of period	$9.56		$9.49		$9.16		$8.40		$6.78		$8.62

Total return*	2.76	%(a)	4.36%		10.31%		27.70%		(19.88)%		(9.03)%

Ratios/supplemental data:
Net assets, end of period (000’s omitted)	$45,572		$46,289		$55,927		$48,980		$34,572		$44,768
Ratio of expenses to average net assets	0.33	%(b)(c)	0.38	%(c)	0.31	%(c)	0.29	%(c)	0.31	%(c)	0.39	%(c)
Gross expense ratio	0.53	%(b)(d)	0.51	%(d)	0.53	%(d)	0.54	%(d)	0.56	%(d)	0.56	%(d)
Ratio of net investment income to average net assets	1.98%		1.75%		1.52%		1.51%		1.89%		2.87%
Portfolio turnover rate	0%		2%		0%		0%		0%		29%

*	Total returns do not reflect the effects of charges deducted pursuant to the terms of GIAC’s variable contracts.
Inclusion of such charges would reduce the total returns for all periods shown.
(a)	Not annualized.
(b)	Annualized.
(c)	Amounts do not include expenses of the underlying funds.
(d)	Amounts include expenses of the underlying funds.

See notes to financial statements.

6	THE GUARDIAN VC ASSET ALLOCATION FUND

■	The Guardian VC Asset Allocation Fund

Notes to Financial Statements

June 30, 2006 (Unaudited)

Note A.	Organization and Accounting Policies

The Guardian VC Asset Allocation Fund (the Fund or GVCAAF) is a series of The Guardian Variable Contract Funds, Inc. (GVCF). GVCF is incorporated in the state of Maryland and is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (1940 Act). The financial statements for the other remaining series of GVCF are presented in separate reports.

Shares of GVCAAF are only sold to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. (GIAC). GIAC is a wholly-owned subsidiary of The Guardian Life Insurance Company of America.

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income, gains (losses) and expenses during the reporting period. Actual results could differ from those estimates.

Significant accounting policies of the Fund are as follows:

Investments

Securities listed on national securities exchanges are valued at the last sale price on such exchanges, or if no sale occurred, at the mean of the closing bid and asked prices. Securities that are traded on the NASDAQ National Securities Market are valued at the NASDAQ Official Closing Price. Investments in an underlying fund are valued at the closing net asset value of each underlying fund on the day of valuation.

Pursuant to valuation procedures approved by the Board of Directors, certain debt securities may be valued each business day by an independent pricing service (Service). Debt securities for which quoted bid prices are readily available and representative of the bid side of the market, in the judgment of the Service, are valued at the bid price. Other debt securities that are valued by the Service are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions.

Other securities, including securities for which market quotations are not readily available (such as certain mortgage-backed securities, restricted securities, illiquid securities and foreign securities subject to a “significant event”) are valued at fair value as determined in good faith by or under the direction of GVCF’s Board of Directors. A “significant event” is an event that will affect the value of a portfolio security that occurs after the close of trading in the security’s primary trading market or exchange but before the Fund’s NAV is calculated.

Investing outside of the U.S. may involve certain considerations and risks not typically associated with domestic investments, including the possibility of political and economic unrest and different levels of governmental supervision and regulation of foreign securities markets.

Futures contracts are valued at the settlement prices established by the boards of trade or exchanges on which they are traded.

Repurchase agreements are carried at cost which approximates market value (see Note D). Short-term debt securities with maturities of 60 days or less are valued on an amortized cost basis which approximates market value.

Investment transactions are recorded on the date of purchase or sale. Security gains or losses are determined on an identified cost basis. Interest income, including amortization/accretion of premium/discount, is accrued daily. Dividend income is recorded on the ex-dividend date.

Foreign Currency Translation

GVCAAF is permitted to buy international securities that are not U.S. dollar denominated. GVCAAF’s books and records are maintained in U.S. dollars as follows:

(1) The foreign currency market value of investment securities and other assets and liabilities stated in foreign currencies are translated into U.S. dollars at the current rate of exchange.

(2) Security purchases and sales, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions.

The resulting gains and losses are included in the Statement of Operations as follows:

Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Realized foreign exchange gains and losses,

THE GUARDIAN VC ASSET ALLOCATION FUND	7

■	The Guardian VC Asset Allocation Fund

Notes to Financial Statements (Continued)

June 30, 2006 (Unaudited)

which result from changes in foreign exchange rates between the date on which GVCAAF earns dividends and interest or pays foreign withholding taxes or other expenses and the date on which U.S. dollar equivalent amounts are actually received or paid, are included in net realized gains or losses on foreign currency related transactions. Realized foreign exchange gains and losses which result from changes in foreign exchange rates between the trade and settlement dates on security and currency transactions are also included in net realized gains and losses on foreign currency related transactions. Net currency gains and losses from valuing other assets and liabilities denominated in foreign currency at the period end exchange rate are reflected in net change in unrealized appreciation or depreciation from translation of other assets and liabilities denominated in foreign currencies.

Forward Foreign Currency Contracts

GVCAAF may enter into forward foreign currency contracts in connection with planned purchases or sales of securities, or to hedge against changes in currency exchange rates affecting the values of its investments that are denominated in a particular currency. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward exchange rate. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Fluctuations in the value of forward foreign currency contracts are recorded for book purposes as unrealized gains or losses from translation of other assets and liabilities denominated in foreign currencies by GVCAAF. When forward contracts are closed, GVCAAF will record realized gains or losses equal to the difference between the values of such forward contracts at the time each was opened and the values at the time each was closed. Such amounts are recorded in net realized gains or losses on foreign currency related transactions. GVCAAF will not enter into a forward foreign currency contract if such contract would obligate it to deliver an amount of foreign currency in excess of the value of its portfolio securities or other assets denominated in that currency.

Futures Contracts

GVCAAF may enter into financial futures contracts for the delayed delivery of securities, currency or contracts based on financial indices at a fixed price on a future date. In entering into such contracts, GVCAAF is required to deposit either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by GVCAAF each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as variation margins by GVCAAF. The daily changes in the variation margin are recognized as unrealized gains or losses by GVCAAF. GVCAAF’s investments in financial futures contracts are designed to hedge against anticipated future changes in interest or exchange rates or securities prices. In addition, GVCAAF may enter into financial futures contracts for non-hedging purposes. Should interest or exchange rates, securities prices or prices of futures contracts move unexpectedly, GVCAAF may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. GVCAAF’s portfolio holdings correspond to the custodian bank’s records and reflect accounting treatment for the futures contracts in the portfolio.

Dividend Distributions

Dividends from net investment income are declared and paid semi-annually for GVCAAF. Net realized short-term and long-term capital gains for GVCAAF will be distributed at least annually. All such dividends and distributions are credited in the form of additional shares of GVCAAF at the net asset value on the ex-dividend date.

All dividends and distributions are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations. Differences between the recognition of income on an income tax basis and recognition of income based on GAAP may cause temporary overdistributions of net realized gains and net investment income on a GAAP basis.

Taxes

GVCAAF has qualified and intends to remain qualified to be taxed as a “regulated investment company” under the provisions of the U.S. Internal Revenue Code (Code), and as such will not be subject to federal income tax on taxable income (including any realized capital gains) which is distributed in accordance with the provisions of the Code. Therefore, no federal income tax provision is required.

Reclassification of Capital Accounts

The treatment for financial statement purposes of distributions made during the year from net investment income and net realized gains may differ from their ultimate treatment for federal income tax purposes. These differences primarily are caused by differences in the timing of the recognition of certain components of income or capital

8	THE GUARDIAN VC ASSET ALLOCATION FUND

■	The Guardian VC Asset Allocation Fund

Notes to Financial Statements (Continued)

June 30, 2006 (Unaudited)

gains, and the recharacterization of foreign exchange gains or losses to either ordinary income or realized capital gains for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications would have no effect on net assets, results of operations, or net asset value per share of the Fund.

Note B.	Investment Advisory Agreements and Payments to or from Related Parties

The Fund has an investment advisory agreement with Guardian Investor Services LLC (GIS), a wholly-owned subsidiary of GIAC. Fees for investment advisory are at an annual rate of 0.50% of the average daily net assets of the Fund. There are no duplicative advisory fees charged to GVCAAF on assets invested in other Guardian Funds. Under an SEC exemptive order, advisory fees are paid at the underlying Fund level.

The Guardian Fund Complex pays directors who are not “interested persons” (as defined in the 1940 Act) fees consisting of a $5,000 per meeting fee and an annual retainer of $30,500, allocated among all funds in the Guardian Fund Complex based on their relative average daily net assets. Board committee members also receive a fee of $2,000 per committee meeting, which also is allocated among all funds in the Guardian Fund Complex based on their relative average daily net assets. Additional compensation is paid to the Chairmen of the Nominating and Governance Committee and the Audit Committee, respectively. GIS pays compensation to certain directors who are interested persons. Certain officers and directors of the Fund are affiliated with GIS.

Note C.	Investment Transactions

Purchases and proceeds from sales of securities (excluding short-term securities) amounted to $207,737 and $0, respectively, during the six months ended June 30, 2006.

The cost of investments owned at June 30, 2006 for federal income tax purposes was substantially the same as the cost for financial reporting purposes. The gross unrealized appreciation and depreciation of investments excluding futures at June 30, 2006 aggregated $832,989 and $0, respectively, resulting in net unrealized appreciation of $832,989.

Note D.	Repurchase Agreements

The collateral for repurchase agreements is either cash or fully negotiable U.S. government securities. Repurchase agreements are fully collateralized (including the interest earned thereon) and such collateral is marked-to-market daily while the agreements remain in force. If the value of the collateral falls below the value of the repurchase price plus accrued interest, GVCAAF will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, GVCAAF maintains the right to sell the collateral and may claim any resulting loss against the seller.

Note E.	Reverse Repurchase Agreements

GVCAAF may enter into reverse repurchase agreements with banks or third party broker-dealers to borrow short-term funds. Interest on the value of reverse repurchase agreements issued and outstanding is based upon competitive market rates at the time of issuance. At the time GVCAAF enters into a reverse repurchase agreement, GVCAAF establishes and segregates cash, U.S. government securities or liquid, unencumbered securities that are marked-to-market daily. The value of such segregated assets must be at least equal to the value of the repurchase obligation (principal plus accrued interest), as applicable. Reverse repurchase agreements involve the risk that the buyer of the securities sold by GVCAAF may be unable to deliver the securities when GVCAAF seeks to repurchase them.

Note F.	Dollar Roll Transactions

GVCAAF may enter into dollar rolls (principally using TBA’s) in which GVCAAF sells mortgage securities for delivery in the current month and simultaneously contracts to repurchase similar securities at an agreed-upon price on a fixed date. The securities repurchased will bear the same interest as those sold, but generally will be collateralized at the time of delivery by different pools of mortgages with different prepayment histories than those securities sold. During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principal payments on the securities sold. Dollar roll transactions involve the risk that the buyer of the securities sold by GVCAAF may be unable to deliver the securities when the GVCAAF seeks to repurchase them. GVCAAF is compensated by the difference between the current sales price and the forward price for the future purchase (often referred to as the “drop”), as well as by the interest earned on the cash proceeds of the initial sale. Dollar rolls may increase fluctuations in GVCAAF’s net asset value and may be viewed as a form of leverage.

THE GUARDIAN VC ASSET ALLOCATION FUND	9

■	The Guardian VC Asset Allocation Fund

Notes to Financial Statements (Continued)

June 30, 2006 (Unaudited)

Note G.	Transactions in Capital Stock

There are 100,000,000 shares of $0.001 par value capital stock authorized for GVCAAF. Transactions in capital stock were as follows:

	Six Months Ended June 30, 2006 (Unaudited)	Year Ended December 31, 2005 (Audited)	Six Months Ended June 30, 2006 (Unaudited)	Year Ended December 31, 2005 (Audited)
	Shares		Amount
Shares sold	220,881	494,217	$2,153,807	$4,531,165
Shares issued in reinvestment of dividends	93,769	36,161	868,306	329,786
Shares repurchased	(426,005)	(1,752,890)	(4,155,994)	(15,819,499)

Net decrease	(111,355)	(1,222,512)	$(1,133,881)	$(10,958,548)

Note H.	Line of Credit

A $100,000,000 line of credit available to GVCAAF and other related Guardian Funds has been established with State Street Bank and Trust Company and Bank of Montreal. The rate of interest charged on any borrowing is based upon the prevailing Federal Funds rate at the time of the loan plus 0.50% calculated on a 360 day basis per annum. For the six months ended June 30, 2006, none of the funds borrowed against this line of credit.

The funds are obligated to pay State Street Bank and Trust Company and Bank of Montreal a commitment fee computed at a rate of 0.08% per annum on the average daily unused portion of the revolving credit.

Note I.	Investments in Affiliates[1]

A summary of GVCAAF transactions in affiliated issuers during the six months ended June 30, 2006 is set forth below:

Name of Issuer	Balance of Shares Held December 31, 2005	Gross Purchases and Additions	Gross Sales and Reductions	Balance of Shares Held June 30, 2006	Value June 30, 2006	Dividends Included in Dividend Income	Net Realized Gains from Underlying Funds	Net Realized Gain/(Loss) on Sales

Non-Controlled Affiliates

The Guardian VC 500 Index Fund	3,433,665	23,211	—	3,456,876	$32,148,945	$207,737	$—	$—

[1]	Affiliated issuers, as defined in the 1940 Act, include issuers in which the Fund held 5% or more of the outstanding voting securities.

10	THE GUARDIAN VC ASSET ALLOCATION FUND

■	The Guardian VC Asset Allocation Fund

Board Approval of Investment Management Agreements (Unaudited)

The Boards of Directors of The Guardian Variable Contract Funds, Inc. (“GVCF”), GIAC Funds, Inc. (“GIAC”), The Guardian Bond Fund, Inc. (“GBF” and a “Fund”) and The Guardian Cash Fund, Inc. (“GCF” and a “Fund”) (together, the series of GVCF and GIAC, and GBF and GCF are referred to as the “Funds,”) approved the renewal of the management agreement for each Fund and, as applicable, the subadvisory agreement for each Fund on November 17, 2005. As a part of the renewal process, the Boards of Directors of GVCF, GIAC, GBF and GCF met independently of Fund management and of the interested Board Members to consider the renewal of: (1) the management agreement (“Management Agreement”) between each of the Funds and Guardian Investor Services LLC (“GIS”) or as applicable, Guardian Baillie Gifford Limited (“GBG” and together with GIS, each referred to as a “Manager”); (2) as applicable, the subadvisory agreements (each a “Subadvisory Agreement”) between GBG and Baillie Gifford Overseas Limited (“BGO”) and the subadvisory agreements between GIS and UBS Global Asset Management (Americas) Inc. (“UBS” and together with BGO, each referred to as a “Subadvisor”). (The Management Agreements and the Subadvisory Agreements are together referred to as the “Advisory Agreements.”) As part of the review process, the Independent Directors were represented by independent legal counsel. The Independent Directors reviewed comprehensive materials received from the Managers, Subadvisors and independent counsel in connection with contract review. The Independent Directors noted that each Board also received regular information throughout the year regarding performance and operating results of each Fund and that in evaluating the Advisory Agreements, they were taking into account their accumulated experience as Board members in working with the Managers on matters relating to the Funds.

In preparation for the review process, the Independent Directors met with independent legal counsel and discussed the type and nature of information to be provided and sent a formal request for information to Fund management. The Managers and Subadvisors provided extensive information to all Board members in response to the request. Among other information, the Independent Directors reviewed materials to assess the services provided by each Manager and Subadvisor, and, as applicable, information comparing the performance, advisory fees and expense ratios of each Fund to other mutual funds, information about the profitability from the Advisory Agreements to the Managers and to the Subadvisors, information about economies of scale and information about the other benefits to the Managers and Subadvisors and their affiliates resulting from their relationship with the Funds (“fall-out benefits”). The Independent Directors reviewed comparative performance and management fee and expense ratios of peer groups of funds selected by Morningstar, Inc. (“Morningstar”). The Independent Directors also received a memorandum from independent legal counsel advising them of their duties and responsibilities in connection with the review of the Advisory Agreements. In preparation for the November 17th meeting, the Independent Directors met on November 3, 2005, to review and discuss with independent legal counsel the information provided by Morningstar.

Based upon their review, the Independent Directors concluded that it was in the best interest of each Fund to renew each relevant Advisory Agreement and, accordingly, recommended to the full Board of each Fund the renewal of each applicable Advisory Agreement. In reaching this conclusion for each Fund, the Independent Directors did not identify any single factor or group of factors as all important or controlling and considered all factors together.

Management Agreements

Nature, Quality and Extent of Services. In reviewing the nature, quality and extent of services provided by the Managers, the Independent Directors considered the services provided by each Manager under the Management Agreements, including administrative services. The Independent Directors considered the experience and skills of senior management responsible for fund operations, the experience and skills of the personnel performing the functions under each Management Agreement and the resources made available to such personnel, the ability of the Managers to attract and retain high-quality personnel, and the organizational depth of the Managers. The Independent Directors concluded that appropriate resources were provided under each Management Agreement. The Independent Directors also considered the delegation of day-to-day portfolio management responsibility to UBS with respect to the Guardian UBS VC Large Cap Value Fund and the Guardian UBS VC Small Cap Value Fund and to BGO with respect to the Baillie Gifford International Growth Fund and the Baillie Gifford Emerging Markets Fund and the Managers’ ability to supervise the activities of the Subadvisors. The Independent Directors concluded each Manager’s supervisory program was satisfactory. The Independent Directors also considered the compliance program established by the Managers and the level of compliance attained by the Managers. Further, the Independent Directors considered that each Manager has had a long-term relationship with the Funds and has demonstrated its past and future commitment to support the Funds. The Independent Directors concluded that a long-term relationship with a capable, conscientious adviser was in the best interest of each Fund. Based upon all relevant factors, the Independent Directors concluded that the nature, quality and extent of the services provided by the Managers to each applicable Fund were satisfactory.

THE GUARDIAN VC ASSET ALLOCATION FUND	11

■	The Guardian VC Asset Allocation Fund

Board Approval of Investment Management Agreements (Unaudited) (Continued)

Investment Performance. The Independent Directors reviewed each Fund’s investment performance over short-term (one-year) and longer-term (three year, five year and ten year) periods, as applicable, and compared those returns to various agreed-upon performance measures, including market indices and peer groups. The Independent Directors received comparative performance information prepared by Morningstar. The Independent Directors also considered whether investment results were consistent with a Fund’s investment objective(s) and policies. For most Funds, the Independent Directors concluded that investment performance met acceptable levels of investment performance. For Funds that experienced underperformance, the Independent Directors reviewed the reasons for the underperformance and the remedial measures taken by the Manager to improve performance. The Independent Directors concluded that the Managers have in place an effective process to monitor performance and that reasonable steps had been implemented to address circumstances of underperformance where appropriate. Therefore, the Independent Directors concluded that it was in the best interests of the Funds to renew the Management Agreements and to continue to closely monitor performance with a particular emphasis on those Funds experiencing underperformance.

Fees and Expenses. The Independent Directors considered each Fund’s management fees and net expense ratios. The Independent Directors received information, based on data supplied by Morningstar, comparing each Fund’s management fee rates and total net expense ratio to advisory fees and total net expense ratios of the mutual funds in its peer group (as selected by Morningstar). The Independent Directors also received and considered information on fee waivers and/or reimbursements for each Fund compared to those of its peer group. The Independent Directors noted that a number of the Funds have received fee waivers for many years and that such fee waivers remained current through the time of the review process.

The Independent Directors also compared each Fund’s management fee rates to fees charged by the Manager for comparable mutual funds. For each Fund, the Independent Directors reviewed the fees charged by other advisors for mutual funds in the Fund’s peer group. GIS provided information on the advisory fees it charges its two institutional accounts and noted the information was not comparable with the Funds because the investment objectives and management style of the institutional accounts were very different than those of the Funds. GBG has no clients other than the Funds.

On the basis of all information provided, the Independent Directors concluded that the management fee schedules for each Fund were reasonable and appropriate in light of the nature, quality and extent of services provided by the Manager.

Profitability. The Independent Directors reviewed detailed information regarding revenues received by each Manager under each Management Agreement, including identification of the estimated direct and indirect costs of the Managers of providing those services to each Fund that are covered under the Management Agreements. The Independent Directors also received information regarding the enterprise-wide profitability of the Managers with respect to all fund services in totality.

For all Funds, based upon the profitability percentage provided, the Independent Directors concluded that the profitability to the applicable Manager from the management of each Fund was not unreasonable.

Economies of Scale. The Independent Directors considered whether there are economies of scale with respect to the management of each Fund and whether the Funds benefit from any such economies of scale through breakpoints in fees or otherwise. The Independent Directors noted that the Guardian UBS VC Small Cap Value Fund and the Guardian Cash Fund had management fee schedules that each contained one breakpoint. The Independent Directors also considered whether the effective management fee rate for each Fund under the Management Agreement is reasonable in relation to the asset size of such Fund. The Independent Directors noted GIS’s representation that it did not anticipate that the Funds would experience any significant economies in the near future, given their asset size. The Independent Directors concluded that, in light of the Funds’ current asset levels, the fee schedule for each Fund reflects an appropriate level of sharing of any economies of scale.

Other Benefits to Manager. The Independent Directors also considered the character and amount of other incidental benefits received by the Managers and their affiliates as a result of their relationship with the Funds. The Independent Directors noted the Managers’ representation that each has the ability to obtain proprietary research as a result of the Funds’ brokerage business that may be used for the benefit of the Funds and other clients of the Managers. The Independent Directors concluded that management fees for each Fund were reasonable in light of these fall-out benefits.

Specific Fund Findings

The Guardian VC Asset Allocation Fund

In determining to recommend renewal of the Fund’s Management Agreement, the Independent Directors noted the favorable relative investment performance of the Fund, with performance above the median of its peer group in all but one of the periods reviewed, and that the management fee rate was reasonable.

12	THE GUARDIAN VC ASSET ALLOCATION FUND

■	The Guardian VC Asset Allocation Fund

Board Approval of Investment Management Agreements (Unaudited) (Continued)

Overall Conclusions

Based upon all of the information considered and the conclusions reached, the Independent Directors determined that the terms of each Advisory Agreement continue to be fair and reasonable and that the continuation of each Advisory Agreement is in the best interests of each Fund.

THE GUARDIAN VC ASSET ALLOCATION FUND	13

■	The Guardian VC Asset Allocation Fund

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information regarding how the Fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2006, is available free of charge upon request by logging on to www.guardianinvestor.com or the Securities and Exchange Commission’s (SEC) website at www.sec.gov.

Form N-Q

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each year on the Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov, and can be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330.

Code of Ethics

The Fund has adopted a code of ethics for its Principal Executive Officer and Principal Financial Officers (the “Code”). The purpose of the Code is to promote, among other things: honest and ethical conduct, including the handling of conflicts of interest; full, fair, accurate, timely and understandable disclosure in reports and documents filed with the SEC; and compliance with applicable laws and regulations. A copy of the Code has been filed with the SEC on Form N-CSR and can be obtained on the SEC’s website at www.sec.gov.

Copies for all of the above can be obtained free of charge by calling 1-800-221-3253 or by writing to Guardian Investor Services LLC at 7 Hanover Square, New York, New York 10004.

The Guardian VC Asset Allocation Fund currently invests in The Guardian VC 500 Index Fund; therefore, the financial statements for that Fund accompany the financial statements for the The Guardian VC Asset Allocation Fund on the following pages.

14	THE GUARDIAN VC ASSET ALLOCATION FUND

■	The Guardian VC 500 Index Fund

Schedule of Investments

June 30, 2006 (Unaudited)

Shares		Value

Common Stocks — 97.5%
Aerospace and Defense — 2.4%
15,041	Boeing Co.	$1,232,008
7,296	General Dynamics Corp.	477,596
2,074	Goodrich Corp.	83,562
15,604	Honeywell Int’l., Inc.	628,841
2,900	L-3 Comm. Hldgs., Inc.	218,718
7,403	Lockheed Martin Corp.	531,091
8,930	Northrop Grumman Corp.	572,056
7,852	Raytheon Co.	349,964
2,736	Rockwell Collins, Inc.	152,860
19,100	United Technologies Corp.	1,211,322

		5,458,018

Air Freight and Logistics — 1.0%
5,794	FedEx Corp.	677,087
21,059	United Parcel Svc., Inc. – Class B	1,733,787

		2,410,874

Airlines — 0.1%
18,199	Southwest Airlines Co.	297,918

Auto Components — 0.2%
1,100	Cooper Tire & Rubber Co.	12,254
2,622	Goodyear Tire & Rubber Co.*	29,104
4,088	Johnson Controls, Inc.	336,116

		377,474

Automobiles — 0.4%
36,944	Ford Motor Co.	256,022
11,434	General Motors Corp.	340,619
5,221	Harley-Davidson, Inc.	286,580

		883,221

Beverages — 2.2%
14,362	Anheuser-Busch Cos., Inc.	654,763
2,046	Brown-Forman Corp. – Class B	146,187
42,764	Coca-Cola Co.	1,839,707
8,124	Coca-Cola Enterprises, Inc.	165,486
3,500	Constellation Brands, Inc. – Class A*	87,500
1,841	Molson Coors Brewing Co. – Class B	124,967
4,264	Pepsi Bottling Group, Inc.	137,088
30,171	PepsiCo., Inc.	1,811,467

		4,967,165

Biotechnology — 1.2%
23,617	Amgen, Inc.*	1,540,537
6,154	Biogen Idec, Inc.*	285,115
5,005	Genzyme Corp.*	305,555
9,200	Gilead Sciences, Inc.*	544,272
3,941	MedImmune, Inc.*	106,801

		2,782,280

Building Products — 0.2%
3,957	American Standard Cos., Inc.	171,219
7,420	Masco Corp.	219,929

		391,148

Capital Markets — 3.5%
4,567	Ameriprise Financial, Inc.	204,008
14,970	Bank of New York, Inc.	482,034
2,876	Bear Stearns Cos., Inc.	402,870
22,577	Charles Schwab Corp.	360,780
10,100	E*TRADE Financial Corp.*	230,482
1,739	Federated Investors, Inc. – Class B	54,779
3,987	Franklin Resources, Inc.	346,112
8,702	Goldman Sachs Group, Inc.	1,309,042

Shares		Value

6,726	Janus Capital Group, Inc.	$120,395
2,500	Legg Mason, Inc.	248,800
10,848	Lehman Brothers Hldgs., Inc.	706,747
7,285	Mellon Financial Corp.	250,823
17,464	Merrill Lynch & Co., Inc.	1,214,796
20,283	Morgan Stanley	1,282,088
3,863	Northern Trust Corp.	213,624
6,370	State Street Corp.	370,033
4,316	T. Rowe Price Group, Inc.	163,188

		7,960,601

Chemicals — 1.5%
3,869	Air Products & Chemicals, Inc.	247,306
1,031	Ashland, Inc.	68,768
18,242	Dow Chemical Co.	711,985
18,905	E.I. Du Pont de Nemours & Co.	786,448
1,156	Eastman Chemical Co.	62,424
4,704	Ecolab, Inc.	190,888
1,633	Hercules, Inc.*	24,920
1,417	Int’l. Flavors & Fragrances, Inc.	49,935
5,007	Monsanto Co.	421,539
2,995	PPG Inds., Inc.	197,670
5,483	Praxair, Inc.	296,082
3,888	Rohm & Haas Co.	194,867
1,351	Sigma-Aldrich	98,137

		3,350,969

Commercial Banks — 4.1%
8,364	AmSouth Bancorporation	221,228
9,234	BB&T Corp.	384,042
3,064	Comerica, Inc.	159,297
3,500	Commerce Bancorp, Inc.	124,845
2,100	Compass Bancshares, Inc.	116,760
10,354	Fifth Third Bancorp	382,580
1,892	First Horizon Nat’l. Corp.	76,058
7,298	Huntington Bancshares, Inc.	172,087
7,242	KeyCorp	258,395
2,000	M & T Bank Corp.	235,840
3,796	Marshall & Ilsley Corp.	173,629
11,847	National City Corp.	428,743
10,066	North Fork Bancorporation, Inc.	303,691
6,005	PNC Financial Svcs. Group	421,371
7,258	Regions Financial Corp.	240,385
7,523	SunTrust Banks, Inc.	573,704
5,299	Synovus Financial Corp.	141,907
34,097	U.S. Bancorp	1,052,915
31,447	Wachovia Corp.	1,700,654
32,355	Wells Fargo & Co.	2,170,374
1,372	Zions Bancorporation	106,934

		9,445,439

Commercial Services and Supplies — 0.7%
4,913	Allied Waste Inds., Inc.*	55,812
2,079	Avery Dennison Corp.	120,707
18,985	Cendant Corp.	309,266
3,041	Cintas Corp.	120,910
2,150	Equifax, Inc.	73,831
2,470	Monster Worldwide, Inc.*	105,370
4,365	Pitney Bowes, Inc.	180,275
4,695	R.R. Donnelley & Sons Co.	150,005
2,619	Robert Half Int’l., Inc.	109,998
11,422	Waste Management, Inc.	409,821

		1,635,995

See notes to financial statements.

THE GUARDIAN VC ASSET ALLOCATION FUND	15

■	The Guardian VC 500 Index Fund

Schedule of Investments (Continued)

June 30, 2006 (Unaudited)

Shares		Value

Communications Equipment — 2.7%
1,701	ADC Telecomm., Inc.*	$28,679
3,629	Andrew Corp.*	32,153
6,957	Avaya, Inc.*	79,449
15,078	CIENA Corp.*	72,525
120,263	Cisco Systems, Inc.*	2,348,736
2,797	Comverse Technology, Inc.*	55,297
30,763	Corning, Inc.*	744,157
27,463	JDS Uniphase Corp.*	69,481
11,000	Juniper Networks, Inc.*	175,890
72,571	Lucent Technologies, Inc.*	175,622
48,505	Motorola, Inc.	977,376
31,468	QUALCOMM, Inc.	1,260,923
8,953	Tellabs, Inc.*	119,164

		6,139,452

Computers and Peripherals — 3.3%
16,633	Apple Computer, Inc.*	950,077
47,143	Dell, Inc.*	1,150,761
45,971	EMC Corp.*	504,302
4,846	Gateway, Inc.*	9,207
55,301	Hewlett Packard Co.	1,751,936
30,422	Int’l. Business Machines	2,337,018
2,204	Lexmark Int’l. Group, Inc. – Class A*	123,049
2,932	NCR Corp.*	107,428
6,233	Network Appliance, Inc.*	220,025
2,794	QLogic Corp.*	48,169
3,300	SanDisk Corp.*	168,234
55,932	Sun Microsystems, Inc.*	232,118

		7,602,324

Construction and Engineering — 0.1%
2,106	Fluor Corp.	195,711

Construction Materials — 0.1%
1,518	Vulcan Materials Co.	118,404

Consumer Finance — 0.9%
22,837	American Express Co.	1,215,385
4,624	Capital One Financial Corp.	395,121
7,586	SLM Corp.	401,451

		2,011,957

Containers and Packaging — 0.2%
1,698	Ball Corp.	62,894
2,984	Bemis Co., Inc.	91,370
2,370	Pactiv Corp.*	58,658
2,355	Sealed Air Corp.	122,648
1,604	Temple-Inland, Inc.	68,763

		404,333

Distributors — 0.0%
2,613	Genuine Parts Co.	108,858

Diversified Consumer Services — 0.1%
2,958	Apollo Group, Inc. – Class A*	152,840
6,318	H & R Block, Inc.	150,747

		303,587

Diversified Financial Services — 5.3%
89,881	Bank of America Corp.	4,323,276
4,000	CIT Group, Inc.	209,160
95,638	Citigroup, Inc.	4,613,577
67,108	J.P. Morgan Chase & Co.	2,818,536
4,648	Moody’s Corp.	253,130

		12,217,679

Shares		Value

Diversified Telecommunication Services — 2.6%
82,113	AT & T, Inc.	$2,290,131
33,463	BellSouth Corp.	1,211,361
2,122	CenturyTel, Inc.	78,832
4,221	Citizens Comm. Co.	55,084
2,740	Embarq Corp.*	112,313
32,677	Qwest Comm. Int’l., Inc.*	264,357
58,236	Verizon Comm.	1,950,324

		5,962,402

Electric Utilities — 1.4%
3,880	Allegheny Energy, Inc.*	143,832
6,474	American Electric Power, Inc.	221,734
6,073	Edison Int’l.	236,847
3,852	Entergy Corp.	272,529
14,956	Exelon Corp.	849,949
7,451	FirstEnergy Corp.	403,919
7,412	FPL Group, Inc.	306,709
1,550	Pinnacle West Capital Corp.	61,860
5,616	PPL Corp.	181,397
4,078	Progress Energy, Inc.	174,824
13,384	Southern Co.	428,957

		3,282,557

Electrical Equipment — 0.5%
2,932	American Power Conversion Corp.	57,145
1,394	Cooper Inds. Ltd. – Class A	129,530
7,695	Emerson Electric Co.	644,918
3,531	Rockwell Automation, Inc.	254,267

		1,085,860

Electronic Equipment and Instruments — 0.3%
9,869	Agilent Technologies, Inc.*	311,466
2,956	Jabil Circuit, Inc.	75,674
2,894	Molex, Inc.	97,151
9,102	Sanmina-SCI Corp.*	41,869
24,921	Solectron Corp.*	85,230
3,432	Symbol Technologies, Inc.	37,031
1,335	Tektronix, Inc.	39,276

		687,697

Energy Equipment and Services — 2.0%
7,888	B.J. Svcs. Co.	293,907
6,815	Baker Hughes, Inc.	557,808
9,595	Halliburton Co.	712,045
6,320	Nabors Inds., Inc.*	213,553
3,000	National-Oilwell Varco, Inc.*	189,960
3,207	Noble Corp.	238,665
2,114	Rowan Cos., Inc.	75,237
22,958	Schlumberger Ltd.	1,494,795
6,670	Transocean, Inc.*	535,734
6,400	Weatherford Int’l. Ltd.*	317,568

		4,629,272

Food and Staples Retailing — 2.4%
7,957	Costco Wholesale Corp.	454,583
17,192	CVS Corp.	527,794
16,796	Kroger Co.	367,161
7,770	Safeway, Inc.	202,020
3,107	Supervalu, Inc.	95,385
10,594	Sysco Corp.	323,753
53,782	Wal-Mart Stores, Inc.	2,590,679
18,480	Walgreen Co.	828,643
2,600	Whole Foods Market, Inc.	168,064

		5,558,082

See notes to financial statements.

16	THE GUARDIAN VC ASSET ALLOCATION FUND

■	The Guardian VC 500 Index Fund

Schedule of Investments (Continued)

June 30, 2006 (Unaudited)

Shares		Value

Food Products — 1.2%
12,488	Archer-Daniels-Midland Co.	$515,505
7,064	Campbell Soup Co.	262,145
8,985	ConAgra Foods, Inc.	198,658
2,600	Dean Foods Co.*	96,694
6,325	General Mills, Inc.	326,749
5,712	H.J. Heinz Co.	235,449
5,575	Hershey Co.	307,015
6,792	Kellogg Co.	328,937
2,128	McCormick & Co., Inc.	71,394
12,896	Sara Lee Corp.	206,594
4,500	Tyson Foods, Inc. – Class A	66,870
5,402	W.M. Wrigley Jr. Co.	245,035

		2,861,045

Gas Utilities — 0.0%
938	NICOR, Inc.	38,927
605	Peoples Energy Corp.	21,726

		60,653

Health Care Equipment and Supplies — 1.5%
806	Bausch & Lomb, Inc.	39,526
12,386	Baxter Int’l., Inc.	455,309
4,439	Becton Dickinson & Co., Inc.	271,356
3,938	Biomet, Inc.	123,220
26,319	Boston Scientific Corp.*	443,212
1,891	C.R. Bard, Inc.	138,535
2,597	Hospira, Inc.*	111,515
23,240	Medtronic, Inc.	1,090,421
6,290	St. Jude Medical, Inc.*	203,922
8,212	Stryker Corp.	345,807
5,170	Zimmer Hldgs., Inc.*	293,243

		3,516,066

Health Care Providers and Services — 2.7%
10,492	Aetna, Inc.	418,946
4,226	AmerisourceBergen Corp.	177,154
8,368	Cardinal Health, Inc.	538,313
8,800	Caremark Rx, Inc.	438,856
2,296	Cigna Corp.	226,179
3,150	Coventry Health Care, Inc.*	173,061
3,538	Express Scripts, Inc.*	253,816
8,330	HCA, Inc.	359,439
4,134	Health Management Assoc., Inc. – Class A	81,481
3,135	Humana, Inc.*	168,349
2,400	Laboratory Corp. of America*	149,352
1,471	Manor Care, Inc.	69,019
5,759	McKesson Corp.	272,286
6,534	Medco Health Solutions, Inc.*	374,268
2,100	Patterson Cos., Inc.*	73,353
3,696	Quest Diagnostics, Inc.	221,464
7,310	Tenet Healthcare Corp.*	51,024
26,200	UnitedHealth Group, Inc.	1,173,236
12,606	WellPoint, Inc.*	917,339

		6,136,935

Health Care Technology — 0.0%
4,244	IMS Health, Inc.	113,951

Hotels, Restaurants and Leisure — 1.5%
10,827	Carnival Corp.	451,919
2,562	Darden Restaurants, Inc.	100,943
3,771	Harrah’s Entertainment, Inc.	268,420
5,624	Hilton Hotels Corp.	159,047
5,884	Int’l. Game Technology	223,239
7,232	Marriott Int’l., Inc. – Class A	275,684
23,261	McDonald’s Corp.	781,569

Shares		Value

15,064	Starbucks Corp.*	$568,816
4,298	Starwood Hotels & Resorts Worldwide, Inc.	259,341
1,730	Wendy’s Int’l., Inc.	100,842
5,173	Yum! Brands, Inc.	260,047

		3,449,867

Household Durables — 0.6%
1,205	Black & Decker Corp.	101,774
2,442	Centex Corp.	122,833
5,000	D.R. Horton, Inc.	119,100
2,245	Fortune Brands, Inc.	159,417
1,300	Harman Int’l. Inds., Inc.	110,981
1,490	KB Home	68,317
2,928	Leggett & Platt, Inc.	73,141
1,900	Lennar Corp. – Class A	84,303
5,096	Newell Rubbermaid, Inc.	131,630
4,860	Pulte Homes, Inc.	139,919
873	Snap-On, Inc.	35,287
1,281	Stanley Works	60,489
1,159	Whirlpool Corp.	95,791

		1,302,982

Household Products — 2.1%
3,445	Clorox Co.	210,042
9,818	Colgate-Palmolive Co.	588,098
8,429	Kimberly-Clark Corp.	520,069
63,162	Procter & Gamble Co.	3,511,807

		4,830,016

Independent Power Producers and Energy Traders — 0.4%
13,081	AES Corp.*	241,345
3,844	Constellation Energy Group, Inc.	209,575
5,523	Dynegy, Inc. – Class A*	30,211
8,760	TXU Corp.	523,760

		1,004,891

Industrial Conglomerates — 3.9%
13,794	3M Co.	1,114,141
199,651	General Electric Co.	6,580,497
2,366	Textron, Inc.	218,098
38,378	Tyco Int’l. Ltd.	1,055,395

		8,968,131

Information Technology Services — 1.0%
2,300	Affiliated Computer Svcs., Inc. – Class A*	118,703
9,913	Automatic Data Processing, Inc.	449,555
3,266	Computer Sciences Corp.*	158,205
2,590	Convergys Corp.*	50,505
10,014	Electronic Data Systems Corp.	240,937
15,929	First Data Corp.	717,442
3,775	Fiserv, Inc.*	171,234
7,597	Paychex, Inc.	296,131
2,167	Sabre Hldgs. Corp. – Class A	47,674
4,833	Unisys Corp.*	30,351

		2,280,737

Insurance — 4.6%
6,224	ACE Ltd.	314,872
8,897	AFLAC, Inc.	412,376
11,699	Allstate Corp.	640,286
2,084	Ambac Financial Group, Inc.	169,012
50,203	American Int’l. Group, Inc.	2,964,487
5,608	Aon Corp.	195,271
7,936	Chubb Corp.	396,007
4,875	Cincinnati Financial Corp.	229,174
6,000	Genworth Financial, Inc. – Class A	209,040
5,690	Hartford Financial Svcs. Group, Inc.	481,374

See notes to financial statements.

THE GUARDIAN VC ASSET ALLOCATION FUND	17

■	The Guardian VC 500 Index Fund

Schedule of Investments (Continued)

June 30, 2006 (Unaudited)

Shares		Value

6,446	Lincoln Nat’l. Corp.	$363,812
9,663	Loews Corp.	342,553
9,751	Marsh & McLennan Cos., Inc.	262,204
2,700	MBIA, Inc.	158,085
15,772	MetLife, Inc.	807,684
5,188	Principal Financial Group, Inc.	288,712
14,224	Progressive Corp.	365,699
9,477	Prudential Financial, Inc.	736,363
2,047	SAFECO Corp.	115,349
13,898	St. Paul Travelers Cos., Inc.	619,573
1,782	Torchmark Corp.	108,203
9,310	UnumProvident Corp.	168,790
3,956	XL Capital Ltd. – Class A	242,503

		10,591,429

Internet and Catalog Retail — 0.1%
5,800	Amazon.com, Inc*	224,344

Internet Software and Services — 1.4%
22,834	eBay, Inc.*	668,808
4,000	Google, Inc. – Class A*	1,677,320
4,100	VeriSign, Inc.*	94,997
24,076	Yahoo! Inc.*	794,508

		3,235,633

Leisure Equipment and Products — 0.1%
1,348	Brunswick Corp.	44,821
4,363	Eastman Kodak Co.	103,752
2,589	Hasbro, Inc.	46,887
6,533	Mattel, Inc.	107,860

		303,320

Life Sciences Tools and Services — 0.2%
3,176	Applera Corp.-Applied Biosystems Group	102,743
1,900	Fisher Scientific Int’l., Inc.*	138,795
723	Millipore Corp.*	45,542
1,870	PerkinElmer, Inc.	39,083
2,490	Thermo Electron Corp.*	90,238
1,962	Waters Corp.*	87,113

		503,514

Machinery — 1.6%
12,694	Caterpillar, Inc.	945,449
618	Cummins, Inc.	75,551
5,066	Danaher Corp.	325,845
4,466	Deere & Co.	372,866
7,032	Dover Corp.	347,592
2,646	Eaton Corp.	199,508
11,408	Illinois Tool Works, Inc.	541,880
5,794	Ingersoll-Rand Co. Ltd. – Class A	247,867
4,742	ITT Inds., Inc.	234,729
1,251	Navistar Int’l. Corp.*	30,787
3,049	PACCAR, Inc.	251,177
2,232	Pall Corp.	62,496
1,765	Parker-Hannifin Corp.	136,964

		3,772,711

Media — 3.4%
15,737	CBS Corp. – Class B	425,686
9,954	Clear Channel Comm., Inc.	308,076
39,788	Comcast Corp. – Class A*	1,302,659
1,257	Dow Jones & Co., Inc.	44,008
5,313	Gannett Co., Inc.	297,156
7,803	Interpublic Group Cos., Inc.*	65,155
790	McClatchy Co. – Class A	31,704
6,524	McGraw-Hill Cos., Inc.	327,700
742	Meredith Corp.	36,759
3,273	New York Times Co. – Class A	80,319

Shares		Value

44,800	News Corp. – Class A	$859,264
3,111	Omnicom Group, Inc.	277,159
1,600	E.W. Scripps Co. – Class A	69,024
86,724	Time Warner, Inc.	1,500,325
6,418	Tribune Co.	208,136
5,466	Univision Comm., Inc. – Class A*	183,111
15,737	Viacom, Inc. – Class B*	564,014
39,316	Walt Disney Co.	1,179,480

		7,759,735

Metals and Mining — 0.9%
16,825	Alcoa, Inc.	544,457
1,806	Allegheny Technologies, Inc.	125,047
3,191	Freeport-McMoran Copper & Gold, Inc. – Class B	176,813
8,404	Newmont Mining Corp.	444,824
5,922	Nucor Corp.	321,269
4,496	Phelps Dodge Corp.	369,391
2,788	United States Steel Corp.	195,495

		2,177,296

Multiline Retail — 1.1%
1,734	Big Lots, Inc.*	29,617
1,262	Dillards, Inc. – Class A	40,195
6,584	Dollar General Corp.	92,044
2,592	Family Dollar Stores, Inc.	63,323
9,394	Federated Department Stores, Inc.	343,820
5,398	J.C. Penney Co., Inc.	364,419
5,713	Kohl’s Corp.*	337,753
4,040	Nordstrom, Inc.	147,460
1,811	Sears Hldgs. Corp.*	280,415
17,546	Target Corp.	857,473

		2,556,519

Multi–Utilities — 1.3%
4,315	Ameren Corp.	217,907
4,548	CenterPoint Energy, Inc.	56,850
7,452	CMS Energy Corp.*	96,429
3,764	Consolidated Edison, Inc.	167,272
6,657	Dominion Resources, Inc.	497,877
4,105	DTE Energy Co.	167,238
21,802	Duke Energy Corp.	640,325
4,794	KeySpan Corp.	193,678
4,793	NiSource, Inc.	104,679
6,780	PG&E Corp.	266,318
5,184	Public Svc. Enterprise Group, Inc.	342,766
3,894	Sempra Energy	177,099
2,588	TECO Energy, Inc.	38,665
5,953	Xcel Energy, Inc.	114,179

		3,081,282

Office Electronics — 0.1%
20,891	Xerox Corp.*	290,594

Oil, Gas and Consumable Fuels — 7.9%
9,186	Anadarko Petroleum Corp.	438,080
7,096	Apache Corp.	484,302
6,700	Chesapeake Energy Corp.	202,675
42,819	Chevron Corp.	2,657,347
31,535	ConocoPhillips	2,066,489
8,698	Devon Energy Corp.	525,446
10,590	El Paso Corp.	158,850
4,845	EOG Resources, Inc.	335,952
117,802	Exxon Mobil Corp.	7,227,153
5,421	Hess Corp.	286,500
6,046	Kerr-McGee Corp.	419,290
2,245	Kinder Morgan, Inc.	224,253

See notes to financial statements.

18	THE GUARDIAN VC ASSET ALLOCATION FUND

■	The Guardian VC 500 Index Fund

Schedule of Investments (Continued)

June 30, 2006 (Unaudited)

Shares		Value

6,748	Marathon Oil Corp.	$562,109
3,000	Murphy Oil Corp.	167,580
8,729	Occidental Petroleum Corp.	895,159
2,532	Sunoco, Inc.	175,442
12,700	Valero Energy Corp.	844,804
10,715	Williams Cos., Inc.	250,302
6,133	XTO Energy, Inc.	271,508

		18,193,241

Paper and Forest Products — 0.3%
9,605	Int’l. Paper Co.	310,241
1,564	Louisiana-Pacific Corp.	34,252
2,990	MeadWestvaco Corp.	83,511
5,010	Weyerhaeuser Co.	311,872

		739,876

Personal Products — 0.2%
1,303	Alberto-Culver Co.	63,482
9,396	Avon Products, Inc.	291,276
2,300	Estee Lauder Cos., Inc. – Class A	88,941

		443,699

Pharmaceuticals — 6.4%
30,289	Abbott Laboratories	1,320,903
2,863	Allergan, Inc.	307,085
2,000	Barr Pharmaceuticals, Inc.*	95,380
38,537	Bristol-Myers Squibb Corp.	996,567
21,639	Eli Lilly & Co.	1,195,988
7,079	Forest Laboratories, Inc.*	273,886
60,954	Johnson & Johnson	3,652,364
3,645	King Pharmaceuticals, Inc.*	61,965
42,958	Merck & Co., Inc.	1,564,960
4,500	Mylan Laboratories, Inc.	90,000
144,003	Pfizer, Inc.	3,379,750
28,020	Schering-Plough Corp.	533,221
1,956	Watson Pharmaceuticals, Inc.*	45,536
26,069	Wyeth	1,157,724

		14,675,329

Real Estate Investment Trusts — 0.9%
3,463	Apartment Investment & Management Co. – Class A	150,468
3,300	Archstone-Smith Trust	167,871
1,500	Boston Properties, Inc.	135,600
8,963	Equity Office Pptys. Trust	327,239
5,321	Equity Residential	238,008
3,000	Kimco Realty Corp.	109,470
3,362	Plum Creek Timber Co., Inc.	119,351
5,292	ProLogis	275,819
1,500	Public Storage, Inc.	113,850
4,402	Simon Ppty. Group, Inc.	365,102
1,600	Vornado Realty Trust	156,080

		2,158,858

Road and Rail — 0.8%
7,561	Burlington Northern Santa Fe	599,209
4,484	CSX Corp.	315,853
8,129	Norfolk Southern Corp.	432,626
930	Ryder System, Inc.	54,340
5,442	Union Pacific Corp.	505,888

		1,907,916

Semiconductors and Semiconductor Equipment — 2.6%
9,502	Advanced Micro Devices, Inc.*	232,039
6,790	Altera Corp.*	119,165
6,027	Analog Devices, Inc.	193,708
29,509	Applied Materials, Inc.	480,407
9,144	Broadcom Corp. – Class A*	274,777

Shares		Value

8,971	Freescale Semiconductor, Inc. – Class B*	$263,747
112,153	Intel Corp.	2,125,299
3,328	KLA-Tencor Corp.	138,345
5,347	Linear Technology Corp.	179,071
9,161	LSI Logic Corp.*	81,991
5,529	Maxim Integrated Products, Inc.	177,536
10,828	Micron Technology, Inc.*	163,070
6,658	National Semiconductor Corp.	158,793
2,370	Novellus Systems, Inc.*	58,539
6,574	NVIDIA Corp.*	139,960
3,328	PMC-Sierra, Inc.*	31,283
3,377	Teradyne, Inc.*	47,042
31,480	Texas Instruments, Inc.	953,529
5,730	Xilinx, Inc.	129,785

		5,948,086

Software — 3.1%
11,654	Adobe Systems, Inc.*	353,816
4,116	Autodesk, Inc.*	141,837
3,606	BMC Software, Inc.*	86,184
9,555	CA, Inc.	196,355
2,616	Citrix Systems, Inc.*	105,006
5,622	Compuware Corp.*	37,667
6,400	Electronic Arts, Inc.*	275,456
3,165	Intuit, Inc.*	191,134
186,465	Microsoft Corp.	4,344,635
7,029	Novell, Inc.*	46,602
75,811	Oracle Corp.*	1,098,501
1,562	Parametric Technology Corp.*	19,853
21,273	Symantec Corp.*	330,583

		7,227,629

Specialty Retail — 2.1%
4,700	AutoNation, Inc.*	100,768
1,474	AutoZone, Inc.*	130,007
5,064	Bed, Bath & Beyond, Inc.*	167,973
8,740	Best Buy Co., Inc.	479,301
3,140	Circuit City Stores, Inc.	85,471
14,914	Gap, Inc.	259,504
40,030	Home Depot, Inc.	1,432,674
9,195	Limited Brands	235,300
15,184	Lowe’s Cos., Inc.	921,213
6,624	Office Depot, Inc.*	251,712
2,141	OfficeMax, Inc.	87,246
2,565	RadioShack Corp.	35,910
2,251	Sherwin-Williams Co.	106,877
11,790	Staples, Inc.	286,733
2,179	Tiffany & Co.	71,950
8,072	TJX Cos., Inc.	184,526

		4,837,165

Textiles, Apparel and Luxury Goods — 0.3%
6,400	Coach, Inc.*	191,360
1,927	Jones Apparel Group, Inc.	61,259
1,595	Liz Claiborne, Inc.	59,111
4,408	NIKE, Inc. – Class B	357,048
1,636	V.F. Corp.	111,117

		779,895

Thrifts and Mortgage Finance — 1.6%
12,410	Countrywide Financial Corp.	472,573
13,087	Federal Home Loan Mortgage Corp.	746,090
19,513	Federal National Mortgage Assn.	938,576
5,106	Golden West Financial Corp.	378,865
1,536	MGIC Investment Corp.	99,840
9,765	Sovereign Bancorp, Inc.	198,327
18,321	Washington Mutual, Inc.	835,071

		3,669,342

See notes to financial statements.

THE GUARDIAN VC ASSET ALLOCATION FUND	19

■	The Guardian VC 500 Index Fund

Schedule of Investments (Continued)

June 30, 2006 (Unaudited)

Shares		Value

Tobacco — 1.4%
40,095	Altria Group, Inc.	$2,944,176
2,339	Reynolds American, Inc.	269,686
2,531	UST, Inc.	114,376

		3,328,238

Trading Companies and Distributors — 0.1%
2,192	W.W. Grainger, Inc.	164,904

Wireless Telecommunication Services — 0.7%
6,702	ALLTEL Corp.	427,788
54,817	Sprint Nextel Corp.	1,095,792

		1,523,580

	Total Common Stocks (Cost $190,942,632)	224,888,686

Principal Amount		Value
U.S. Government Security — 0.2%
U.S. Treasury Bill — 0.2%
$350,000	U.S. Treasury Bill 4.80% due 9/21/2006 (1) (Cost $346,217)	$346,217

Repurchase Agreement — 2.2%
$5,148,000	State Street Bank and Trust Co. repurchase agreement, dated 6/30/2006, maturity value $5,150,124 at 4.95%, due 7/3/2006 (2) (Cost $5,148,000)	$5,148,000

Total Investments — 99.9% (Cost $196,436,849)		230,382,903
Cash, Receivables, and Other Assets Less Liabilities — 0.1%		228,470

Net Assets — 100%		$230,611,373

*	Non-income producing security.
(1)	The U.S. Treasury Bill is segregated as collateral to cover margin requirements on open futures contracts.
(2)	The repurchase agreement is fully collateralized by $5,255,000 in U.S. Government Agency, 5.50%, due 5/29/2009, with a value of $5,255,000.

Contracts	Description	Expiration	Unrealized Depreciation
Purchased Futures Contracts
17	S & P 500 Index	9/2006	$ (67,910)

See notes to financial statements.

20	THE GUARDIAN VC ASSET ALLOCATION FUND

■	The Guardian VC 500 Index Fund

Statement of Assets and Liabilities

June 30, 2006 (Unaudited)

ASSETS
Investments, at market (cost $196,436,849)	$230,382,903
Cash	46,474
Dividends receivable	253,805
Receivable for fund shares sold	84,565
Interest receivable	708
Other assets	4,228

Total Assets	230,772,683

LIABILITIES
Payable for fund shares redeemed	70,151
Accrued expenses	30,896
Payable for variation margin – Note A	13,660
Due to GIS	46,603

Total Liabilities	161,310

Net Assets	$230,611,373

COMPONENTS OF NET ASSETS
Capital stock, at par	$24,800
Additional paid-in capital	328,354,251
Undistributed net investment income	509,110
Accumulated net realized loss on investments and futures contracts	(132,154,932)
Net unrealized appreciation of investments and futures contracts	33,878,144

Net Assets	$230,611,373

Shares Outstanding — $0.001 Par Value	24,800,080

Net Asset Value Per Share	$9.30

Statement of Operations

Six Months Ended

June 30, 2006 (Unaudited)

INVESTMENT INCOME
Dividends	$2,106,711
Interest	106,835

Total Income	2,213,546

Expenses:
Investment advisory fees — Note B	283,612
Custodian fees	60,131
Directors’ fees — Note B	15,487
Audit fees	12,350
Registration fees	11,014
Printing expense	10,636
Insurance expense	6,780
Legal fees	3,802
Loan commitment fees — Note F	1,899
Other	226

Total Expenses before reimbursement	405,937
Less: Expenses assumed by investment adviser — Note B	(88,292)

Net Expenses	317,645

Net Investment Income	1,895,901

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
Net realized gain on investments — Note A	83,451
Net realized gain on futures contracts	64,233
Net change in unrealized appreciation of investments — Note C	3,717,904
Net change in unrealized depreciation of futures contracts — Note A	(20,012)

Net Realized and Unrealized Gain on Investments	3,845,576

NET INCREASE IN NET ASSETS FROM OPERATIONS	$5,741,477

See notes to financial statements.

THE GUARDIAN VC ASSET ALLOCATION FUND	21

■	The Guardian VC 500 Index Fund

Statements of Changes in Net Assets

	Six Months Ended June 30, 2006 (Unaudited)	Year Ended December 31, 2005 (Audited)
INCREASE/(DECREASE) IN NET ASSETS
From Operations:
Net investment income	$1,895,901	$3,311,628
Net realized gain on investments and futures contracts	147,684	146,486
Net change in unrealized appreciation of investments and futures contracts	3,697,892	6,117,526

Net Increase in Net Assets Resulting from Operations	5,741,477	9,575,640

Dividends to Shareholders from:
Net investment income	(1,485,635)	(3,289,364)

From Capital Share Transactions:
Net increase in net assets from capital share transactions — Note E	6,826,852	10,424,376

Net Increase in Net Assets	11,082,694	16,710,652

NET ASSETS:

Beginning of period	219,528,679	202,818,027

End of period*	$230,611,373	$219,528,679

* Includes undistributed net investment income of:	$509,110	$98,844

See notes to financial statements.

22	THE GUARDIAN VC ASSET ALLOCATION FUND

■	The Guardian VC 500 Index Fund

Financial Highlights

Selected data for a share of capital stock outstanding throughout the periods indicated:

	Six Months Ended June 30, 2006 (Unaudited)		Year Ended December 31, (Audited)
			2005	2004	2003	2002	2001
Net asset value, beginning of period	$9.12		$8.86	$8.14	$6.44	$8.47	$9.72

Income from investment operations:
Net investment income	0.08		0.14	0.14	0.11	0.14	0.09
Net realized and unrealized gain/(loss) on investments	0.16		0.26	0.72	1.70	(2.03)	(1.25)

Net increase/(decrease) from investment operations	0.24		0.40	0.86	1.81	(1.89)	(1.16)

Dividends and distributions to shareholders from:
Net investment income	(0.06)		(0.14)	(0.14)	(0.11)	(0.14)	(0.09)
Net realized gain on investments	—		—	—	—	—	(0.00	)(a)

Total dividends and distributions	(0.06)		(0.14)	(0.14)	(0.11)	(0.14)	(0.09)

Net asset value, end of period	$9.30		$9.12	$8.86	$8.14	$6.44	$8.47

Total return*	2.66	%(b)	4.54%	10.59%	28.25%	(22.42)%	(11.92)%

Ratios/supplemental data:
Net assets, end of period (000’s omitted)	$230,611		$219,529	$202,818	$170,825	$127,984	$366,544
Ratio of expenses to average net assets	0.28	%(c)	0.28%	0.28%	0.28%	0.28%	0.28%
Ratio of expenses, excluding waivers, to average net assets	0.36	%(c)	0.37%	0.36%	0.40%	0.34%	0.33%
Ratio of net investment income to average net assets	1.67	%(c)	1.61%	1.75%	1.51%	1.29%	1.14%
Portfolio turnover rate	1%		2%	1%	12%	17%	1%

*	Total returns do not reflect the effects of charges deducted pursuant to the terms of GIAC’s variable contracts.
Inclusion of such charges would reduce the total returns for all periods shown.
(a)	Rounds to less than $0.01.
(b)	Not annualized.
(c)	Annualized.

See notes to financial statements.

THE GUARDIAN VC ASSET ALLOCATION FUND	23

■	The Guardian VC 500 Index Fund

Notes to Financial Statements

June 30, 2006 (Unaudited)

Note A.	Organization and Accounting Policies

The Guardian VC 500 Index Fund (the Fund or GVC500F) is a series of The Guardian Variable Contract Funds, Inc. (GVCF). GVCF is incorporated in the state of Maryland and is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (1940 Act). The financial statements for the other remaining series of GVCF are presented in separate reports.

Shares of GVC500F are only sold to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. (GIAC). GIAC is a wholly-owned subsidiary of The Guardian Life Insurance Company of America.

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income, gains (losses) and expenses during the reporting period. Actual results could differ from those estimates.

Significant accounting policies of the Fund are as follows:

Investments

Securities listed on national securities exchanges are valued at the last sale price on such exchanges, or if no sale occurred, at the mean of the closing bid and asked prices. Securities that are traded on the NASDAQ National Securities Market are valued at the NASDAQ Official Closing Price.

Pursuant to valuation procedures approved by the Board of Directors, certain debt securities may be valued each business day by an independent pricing service (Service). Debt securities for which quoted bid prices are readily available and representative of the bid side of the market, in the judgment of the Service, are valued at the bid price. Other debt securities that are valued by the Service are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions.

Other securities, including securities for which market quotations are not readily available (such as restricted securities, illiquid securities and foreign securities subject to a “significant event”) are valued at fair value as determined in good faith by or under the direction of GVCF’s Board of Directors. A “significant event” is an event that will affect the value of a portfolio security that occurs after the close of trading in the security’s primary trading market or exchange but before the Fund’s NAV is calculated.

Investing outside of the U.S. may involve certain considerations and risks not typically associated with domestic investments, including the possibility of political and economic unrest and different levels of governmental supervision and regulation of foreign securities markets.

Futures contracts are valued at the settlement prices established by the boards of trade or exchanges on which they are traded.

Repurchase agreements are carried at cost which approximates market value (see Note D). Short-term debt securities with maturities of 60 days or less are valued on an amortized cost basis which approximates market value.

Investment transactions are recorded on the date of purchase or sale. Security gains or losses are determined on an identified cost basis. Interest income, including amortization/accretion of premium/discount, is accrued daily. Dividend income is recorded on the ex-dividend date.

Foreign Currency Translation

GVC500F is permitted to buy international securities that are not U.S. dollar denominated. GVC500F’s books and records are maintained in U.S. dollars as follows:

(1)  The foreign currency market value of investment securities and other assets and liabilities stated in foreign currencies are translated into U.S. dollars at the current rate of exchange.

(2)  Security purchases and sales, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions.

The resulting gains and losses are included in the Statement of Operations as follows:

Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Realized foreign exchange gains and losses, which result from changes in foreign exchange rates between the date on which GVC500F earns dividends and interest or pays foreign withholding taxes or other expenses and the

24	THE GUARDIAN VC ASSET ALLOCATION FUND

■	The Guardian VC 500 Index Fund

Notes to Financial Statements (Continued)

June 30, 2006 (Unaudited)

date on which U.S. dollar equivalent amounts are actually received or paid, are included in net realized gains or losses on foreign currency related transactions. Realized foreign exchange gains and losses which result from changes in foreign exchange rates between the trade and settlement dates on security and currency transactions are also included in net realized gains and losses on foreign currency related transactions. Net currency gains and losses from valuing other assets and liabilities denominated in foreign currency at the period end exchange rate are reflected in net change in unrealized appreciation or depreciation from translation of other assets and liabilities denominated in foreign currencies.

Forward Foreign Currency Contracts

GVC500F may enter into forward foreign currency contracts in connection with planned purchases or sales of securities, or to hedge against changes in currency exchange rates affecting the values of its investments that are denominated in a particular currency. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward exchange rate. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Fluctuations in the value of forward foreign currency contracts are recorded for book purposes as unrealized gains or losses from translation of other assets and liabilities denominated in foreign currencies by GVC500F. When forward contracts are closed, GVC500F will record realized gains or losses equal to the difference between the values of such forward contracts at the time each was opened and the values at the time each was closed. Such amounts are recorded in net realized gains or losses on foreign currency related transactions. GVC500F will not enter into a forward foreign currency contract if such contract would obligate it to deliver an amount of foreign currency in excess of the value of its portfolio securities or other assets denominated in that currency.

Futures Contracts

GVC500F may enter into financial futures contracts for the delayed delivery of securities, currency or contracts based on financial indices at a fixed price on a future date. In entering into such contracts, GVC500F is required to deposit either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by GVC500F each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as variation margins by GVC500F. The daily changes in the variation margin are recognized as unrealized gains or losses by GVC500F. GVC500F’s investments in financial futures contracts are designed to hedge against anticipated future changes in interest or exchange rates or securities prices. In addition, GVC500F may enter into financial futures contracts for non-hedging purposes. Should interest or exchange rates, securities prices or prices of futures contracts move unexpectedly, GVC500F may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

Dividend Distributions

Dividends from net investment income are declared and paid semi-annually for GVC500F. Net realized short-term and long-term capital gains for GVC500F will be distributed at least annually. All such dividends and distributions are credited in the form of additional shares of GVC500F at the net asset value on the ex-dividend date.

All dividends and distributions are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations. Differences between the recognition of income on an income tax basis and recognition of income based on GAAP may cause temporary overdistributions of net realized gains and net investment income on a GAAP basis.

Taxes

GVC500F has qualified and intends to remain qualified to be taxed as a “regulated investment company” under the provisions of the U.S. Internal Revenue Code (Code), and as such will not be subject to federal income tax on taxable income (including any realized capital gains) which is distributed in accordance with the provisions of the Code. Therefore, no federal income tax provision is required.

Reclassification of Capital Accounts

The treatment for financial statement purposes of distributions made during the year from net investment income and net realized gains may differ from their ultimate treatment for federal income tax purposes. These differences primarily are caused by differences in the timing of the recognition of certain components of income or capital gains, and the recharacterization of foreign exchange gains or losses to either ordinary income or realized capital gains for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications would have no effect on net assets, results of operations, or net asset value per share of the Fund.

THE GUARDIAN VC ASSET ALLOCATION FUND	25

■	The Guardian VC 500 Index Fund

Notes to Financial Statements (Continued)

June 30, 2006 (Unaudited)

Note B.	Investment Advisory Agreements and Payments to or from Related Parties

The Fund has an investment advisory agreement with Guardian Investor Services LLC (GIS), a wholly-owned subsidiary of GIAC. Fees for investment advisory are at an annual rate of 0.25% of the average daily net assets of the Fund. GIS voluntarily assumes a portion of the ordinary operating expenses (excluding interest expense associated with securities lending) that exceeds 0.28% of the average daily net assets of GVC500F. GIS subsidized 0.08% of the ordinary operating expenses of GVC500F or $88,292 for the six months ended June 30, 2006.

The Guardian Fund Complex pays directors who are not “interested persons” (as defined in the 1940 Act) fees consisting of a $5,000 per meeting fee and an annual retainer of $30,500, allocated among all funds in the Guardian Fund Complex based on their relative average daily net assets. Board committee members also receive a fee of $2,000 per committee meeting, which also is allocated among all funds in the Guardian Fund Complex based on their relative average daily net assets. Additional compensation is paid to the Chairmen of the Nominating and Governance Committee and the Audit Committee, respectively. GIS pays compensation to certain directors who are interested persons. Certain officers and directors of the Fund are affiliated with GIS.

Note C.	Investment Transactions

Purchases and proceeds from sales of securities (excluding short-term securities) amounted to $10,635,128 and $2,872,279, respectively, during the six months ended June 30, 2006.

The cost of investments owned at June 30, 2006 for federal income tax purposes was substantially the same as the cost for financial reporting purposes. The gross unrealized appreciation and depreciation of investments excluding foreign currency and futures at June 30, 2006 aggregated $54,678,685 and $20,732,631, respectively, resulting in net unrealized appreciation of $33,946,054.

Note D.	Repurchase Agreements

The collateral for repurchase agreements is either cash or fully negotiable U.S. government securities. Repurchase agreements are fully collateralized (including the interest earned thereon) and such collateral is marked-to-market daily while the agreements remain in force. If the value of the collateral falls below the value of the repurchase price plus accrued interest, GVC500F will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, GVC500F maintains the right to sell the collateral and may claim any resulting loss against the seller.

Note E.	Transactions in Capital Stock

There are 200,000,000 shares of $0.001 par value capital stock authorized for GVC500F. Transactions in capital stock were as follows:

	Six Months Ended June 30, 2006 (Unaudited)	Year Ended December 31, 2005 (Audited)	Six Months Ended June 30, 2006 (Unaudited)	Year Ended December 31, 2005 (Audited)
	Shares		Amount
Shares sold	1,423,602	2,675,528	$13,390,106	$23,714,164
Shares issued in reinvestment of dividends	165,993	364,352	1,485,635	3,289,364
Shares repurchased	(854,876)	(1,878,337)	(8,048,889)	(16,579,152)

Net increase	734,719	1,161,543	$6,826,852	$10,424,376

Note F.	Line of Credit

A $100,000,000 line of credit available to GVC500F and other related Guardian Funds has been established with State Street Bank and Trust Company and Bank of Montreal. The rate of interest charged on any borrowing is based upon the prevailing Federal Funds rate at the time of the loan plus 0.50% calculated on a 360 day basis per annum. For the six months ended June 30, 2006, none of the funds borrowed against this line of credit.

The funds are obligated to pay State Street Bank and Trust Company and Bank of Montreal a commitment fee computed at a rate of 0.08% per annum on the average daily unused portion of the revolving credit.

26	THE GUARDIAN VC ASSET ALLOCATION FUND

■ The Guardian VC High Yield Bond Fund	Semiannual Report To Contractowners

Ho Wang, Portfolio Manager

Objective:

Seeks current income. Capital appreciation is a secondary objective

Portfolio:

At least 80% is invested in corporate bonds and other debt securities that, at the time of purchase, are rated below investment grade or are unrated

Inception Date:

September 13, 1999

Net Assets at June 30, 2006:

$65,200,920

A Portfolio Management Update

Ho Wang was named Portfolio Manager of The Guardian VC High Yield Bond Fund in April 2006. Mr. Wang joins Guardian after serving as a Senior Portfolio Manager of High Yield Bonds at Muzinich & Co. Inc., where he was responsible for a $5 billion high yield total return portfolio. Prior to that he was a Portfolio Manager in the Fixed Income Group at Fortis Advisers, Inc., where he managed a high yield mutual fund. He has a Bachelor of Arts in Economics and Political Science from Queens College, City University of New York, and holds an M.B.A. in Finance from St. John’s University. Mr. Wang is a certified public accountant.

Bond Quality  (As of 6/30/2006 and 12/31/2005)

Average Annual Total Returns  (For periods ended 6/30/2006)

	Year to Date	1 Yr	5 Yrs	10 Yrs	Since Inception 9/13/1999
The Guardian VC High Yield Bond Fund	1.13%	3.35%	6.79%	—	4.66%
Lehman Brothers Corporate High Yield Bond Index	3.14%	4.80%	8.69%	—	6.14%

About information in this report:

•	All performance data quoted is historical and the results represent past performance and neither guarantee nor predict future investment results. To obtain performance data current to the most recent month (available within 7 business days of the most recent month end), please call us at (800) 221-3253 or visit our website at www.guardianinvestor.com. Current performance may be higher or lower than the performance quoted here. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.
•	It is important to consider the Fund’s investment objectives, risks, fees and expenses before investing. All funds involve some risk, including possible loss of the principal amount invested. Investing in bond funds exposes you to the general risk of investing in the debt markets. Duration is a measure of bond price sensitivity to a given change in interest rates. Generally, the higher a bond’s duration, the greater its price sensitivity to any given change in interest rates. Bond funds are subject to interest rate risk. When interest rates rise, bond prices generally fall, and when interest rates fall, bond prices generally rise. Currently, interest rates are at historically low levels. Please keep in mind that in this kind of environment, the risk that bond prices may fall when interest rates rise is potentially greater. Investing in high yield bonds involves special risks because investments in lower rated and unrated debt securities are subject to greater loss of principal and interest than higher rated securities.
•	The Lehman Brothers Corporate High Yield Bond Index is generally considered to be representative of corporate high yield bond market activity. Index returns are provided for comparative purposes. Please note that the index is unmanaged and not available for direct investment and its returns do not reflect the fees and expenses that have been deducted from the Fund.
•	Total return figures are historical and assume the reinvestment of dividends and distributions and the deduction of all Fund expenses. The actual total returns for owners of variable annuity contracts or variable life insurance policies that provide for investment in the Fund will be lower to reflect separate account and contract/policy charges. The return figures shown do not reflect the deduction of taxes that a contractowner may pay on distributions or redemption of units.

THE GUARDIAN VC HIGH YIELD BOND FUND	1

■ The Guardian VC High Yield Bond Fund	Semiannual Report To Contractowners

Top Ten Holdings  (As of 6/30/2006)

Company	Coupon	Maturity Date	Percentage of Total Net Assets
General Motors Acceptance Corp.	6.750%	12/1/2014	3.50%
Fisher Scientific Int’l., Inc.	6.125%	7/1/2015	3.10%
Lyondell Chemical Co.	10.875%	5/1/2009	2.94%
Nextel Comm., Inc.	7.375%	8/1/2015	1.89%
Sierra Pacific Resources	8.625%	3/15/2014	1.82%
Allegheny Energy Supply	7.800%	3/15/2011	1.77%
Dow Jones Credit Default Index	8.125%	6/29/2011	1.69%
Dow Jones Credit Default Index	7.375%	6/29/2011	1.69%
Ford Motor Credit Co.	7.250%	10/25/2011	1.62%
Mission Energy Hldg.	13.500%	7/15/2008	1.51%

Fund Expenses

By investing in the Fund, you incur two types of costs: (1) transaction costs, including, as applicable, sales charges on purchase payments, reinvested dividends, or other distributions; redemption fees and exchange fees; and (2) ongoing costs, including, as applicable, management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other underlying funds.

The example is based on an investment of $1,000 invested on January 1, 2006 and held for six months ended June 30, 2006.

Actual Expenses

The first line in the table provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2006	Ending Account Value June 30, 2006	Expenses Paid During the Period*	Annualized Expense Ratio
Actual	$1,000	$1,011.30	$3.89	0.78%
Hypothetical (5% return before expenses)	$1,000	$1,020.93	$3.91	0.78%

*	Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the Fund’s most recent fiscal half-year).

2	THE GUARDIAN VC HIGH YIELD BOND FUND

■	The Guardian VC High Yield Bond Fund

Schedule of Investments

June 30, 2006 (Unaudited)

Principal Amount		Rating Moody’s/ S&P*	Value

Corporate Bonds — 92.7%
Aerospace and Defense — 2.1%
	Comm. & Power Inds., Inc.
$499,000	Sr. Sub. Nt. 8.00% due 2/1/2012	B3/B–	$503,990
	DRS Technologies, Inc.
272,000	Sr. Sub. Nt. 7.625% due 2/1/2018	B3/B	270,640
	L-3 Comms. Corp.
290,000	Sr. Sub. Nt. 6.125% due 7/15/2013	Ba3/BB+	276,225
150,000	Sr. Sub. Nt. 6.375% due 10/15/2015	Ba3/BB+	143,250
	Transdigm, Inc.
170,000	Sr. Sub. Nt.† 7.75% due 7/15/2014	B3/B–	169,150

			1,363,255

Automotive — 10.0%
	American Axle & Mfg., Inc.
340,000	Sr. Nt. 5.25% due 2/11/2014	Ba3/BB	282,200
	Ford Motor Credit Co.
700,000	Nt. 6.75% due 8/15/2008	Ba2/B+	655,222
975,000	Nt. 7.00% due 10/1/2013	Ba2/B+	839,122
1,190,000	Sr. Nt. 7.25% due 10/25/2011	Ba2/B+	1,055,619
457,632	Sr. Nt.† 9.75% due 9/15/2010	Ba2/B+	445,910
	General Motors Acceptance Corp.
340,000	Nt. 6.15% due 4/5/2007	Ba1/BB	338,012
2,455,000	Nt. 6.75% due 12/1/2014	Ba1/BB	2,280,253
	Keystone Automotive Operations
340,000	Sr. Sub. Nt. 9.75% due 11/1/2013	Caa1/B–	321,300
	United Components, Inc.
280,000	Sr. Sub. Nt. 9.375% due 6/15/2013	Caa1/B–	275,800

			6,493,438

Building Materials — 1.0%
	Norcraft Cos. Fin.
375,000	Sr. Sub. Nt. 9.00% due 11/1/2011	B3/B–	381,563
	U.S. Concrete, Inc.
255,000	Sr. Sub Nt.† 8.375% due 4/1/2014	B3/B–	257,550

			639,113

Chemicals — 5.6%
	Equistar Chemicals LP
845,000	Sr. Nt. 10.125% due 9/1/2008	B1/BB–	889,363
	Koppers, Inc.
298,000	Sr. Nt. 9.875% due 10/15/2013	B1/B	319,605
	Lyondell Chemical Co.
1,888,000	Sr. Sub. Nt. 10.875% due 5/1/2009	B2/B	1,916,320

Principal Amount		Rating Moody’s/ S&P*	Value

	Nell AF SARL
$525,000	Sr. Nt.† 8.375% due 8/15/2015	B2/B–	$504,656

			3,629,944

Construction Machinery — 2.0%
	Nationsrent, Inc.
300,000	Sr. Sub. Nt. 9.50% due 5/1/2015	Caa1/B–	317,250
	Terex Corp.
155,000	Sr. Sub. Nt. 9.25% due 7/15/2011	B2/B+	164,688
170,000	Sr. Sub. Nt. Ser. B 10.375% due 4/1/2011	B2/B+	179,775
	United Rentals NA, Inc.
672,000	Sr. Sub. Nt. 7.75% due 11/15/2013	Caa1/B	638,400

			1,300,113

Consumer Products — 1.8%
	Elizabeth Arden, Inc.
555,000	Sr. Sub. Nt. 7.75% due 1/15/2014	B2/B–	545,287
	Jafra Cosmetics
387,000	Sr. Sub. Nt. 10.75% due 5/15/2011	B3/B–	415,058
	Riddell Bell Hldgs., Inc.
252,000	Sr. Sub. Nt. 8.375% due 10/1/2012	B3/B–	248,220

			1,208,565

Electric — 9.6%
	Allegheny Energy Supply
1,110,000	Nt. 7.80% due 3/15/2011	Ba3/BB–	1,151,625
	Mission Energy Hldg.
885,000	Sr. Sec. Nt. 13.50% due 7/15/2008	B2/B–	986,775
	Nevada Power Co.
368,000	Mtg. Nt. Ser. L 5.875% due 1/15/2015	Ba1/BB	348,994
255,000	Mtg. Nt. Ser. N† 6.65% due 4/1/2036	Ba1/BB	240,861
	NRG Energy, Inc.
425,000	Sr. Nt. 7.375% due 2/1/2016	B1/B–	414,375
	Reliant Resources, Inc.
340,000	Sr. Sec. Nt. 9.50% due 7/15/2013	B2/B	341,700
	Sierra Pacific Resources
1,120,000	Sr. Nt. 8.625% due 3/15/2014	B1/B–	1,186,468
	TECO Energy, Inc.
145,000	Sr. Nt. 6.75% due 5/1/2015	Ba2/BB	141,012
840,000	Nt. 7.00% due 5/1/2012	Ba2/BB	835,800
	UtiliCorp United, Inc.
615,000	Sr. Nt. 7.75% due 6/15/2011	B2/B–	636,525

			6,284,135

See notes to financial statements.

3

■	The Guardian VC High Yield Bond Fund

Schedule of Investments (Continued)

June 30, 2006 (Unaudited)

Principal Amount		Rating Moody’s/ S&P*	Value

Energy — 5.3%
	Basic Energy Services, Inc.
$170,000	Sr. Nt.† 7.125% due 4/15/2016	B1/B	$158,100
	Belden & Blake Corp.
170,000	Sr. Sec. Nt. 8.75% due 7/15/2012	NR/CCC+	172,550
	Chaparral Energy, Inc.
170,000	Sr. Nt.† 8.50% due 12/1/2015	B3/B	169,150
	Chesapeake Energy Corp.
228,000	Sr. Nt. 6.375% due 6/15/2015	Ba2/BB	211,470
255,000	Sr. Nt. 7.625% due 7/15/2013	Ba2/BB	256,594
	Dresser, Inc.
333,000	Sr. Nt. 10.125% due 4/15/2011	B2/CCC+	337,995
	Encore Acquisition Co.
450,000	Sr. Sub. Nt. 7.25% due 12/1/2017	B2/B	432,000
	Hanover Compressor Co.
85,000	Sr. Nt. 7.50% due 4/15/2013	B3/B	83,300
	Hilcorp Energy I LP
170,000	Sr. Nt.† 9.00% due 6/1/2016	B3/B	171,275
	Newpark Resources, Inc.
300,000	Sr. Sub. Nt. Ser. B 8.625% due 12/15/2007	B2/B	300,000
	Pioneer Natural Resource Co.
510,000	Sr. Nt. 6.875% due 5/1/2018	Ba1/BB+	491,438
	Pride Int’l., Inc.
168,000	Sr. Nt. 7.375% due 7/15/2014	Ba2/BB–	168,840
	Western Oil Sands, Inc.
222,000	Sr. Sec. Nt. 8.375% due 5/1/2012	Ba2/BB+	235,875
	Whiting Petroleum Corp.
300,000	Sr. Sub. Nt. 7.00% due 2/1/2014	B2/B	283,500

			3,472,087

Entertainment — 0.4%
	Intrawest Corp.
295,000	Sr. Nt. 7.50% due 10/15/2013	B1/B+	293,525

Environmental — 0.4%
	Allied Waste NA, Inc.
250,000	Sr. Nt. 7.875% due 4/15/2013	B2/BB–	250,000

Food and Beverage — 2.8%
	ASG Consolidated LLC
420,000	Sr. Disc. Nt. (1) 0/11.50% due 11/1/2011	Caa1/B–	353,850
	Dean Foods Co.
510,000	Sr. Nt. 7.00% due 6/1/2016	Ba2/BB–	493,425
	Del Monte Corp.
441,000	Sr. Sub. Nt. 6.75% due 2/15/2015	B2/B	409,028

Principal Amount		Rating Moody’s/ S&P*	Value

	Michael Foods, Inc.
$580,000	Sr. Sub. Nt. 8.00% due 11/15/2013	B3/B–	$569,850

			1,826,153

Gaming — 3.1%
	Boyd Gaming Corp.
510,000	Sr. Sub. Nt. 6.75% due 4/15/2014	B1/B+	483,862
340,000	Sr. Sub. Nt. 7.125% due 2/1/2016	B1/B+	328,525
	MGM MIRAGE, Inc.
425,000	Sr. Nt. 6.625% due 7/15/2015	Ba2/BB	396,312
340,000	Sr. Nt. 8.50% due 9/15/2010	Ba2/BB	353,175
	Pokagon Gaming Authority
170,000	Sr. Nt.† 10.375% due 6/15/2014	B3/B	175,738
	Station Casinos
340,000	Sr. Sub. Nt. 6.875% due 3/1/2016	B1/B+	317,050

			2,054,662

Health Care — 5.9%
	Coventry Health Care, Inc.
441,000	Sr. Nt. 6.125% due 1/15/2015	Ba1/BBB–	419,264
	DaVita, Inc.
320,000	Sr. Sub. Nt.† 7.25% due 3/15/2015	B3/B	307,200
	Fisher Scientific Int’l., Inc.
2,100,000	Sr. Sub. Nt. 6.125% due 7/1/2015	Ba2/BB+	2,023,875
	Fresenius Medical Care
310,000	Capital Tr. 7.875% due 6/15/2011	B1/B+	313,100
	HCA, Inc.
510,000	Sr. Nt. 6.30% due 10/1/2012	Ba2/BB+	479,666
	HealthSouth Corp.
340,000	Sr. Nt.† 10.75% due 6/15/2016	B3/CCC+	333,200

			3,876,305

Home Construction — 1.3%
	K. Hovnanian Enterprises, Inc.
300,000	Sr. Nt. 6.25% due 1/15/2016	Ba1/BB	260,250
255,000	Sr. Nt. 8.625% due 1/15/2017	Ba1/BB	253,088
	WCI Communities, Inc.
230,000	Sr. Sub. Nt. 6.625% due 3/15/2015	Ba3/B+	190,900
170,000	Sr. Sub. Nt. 7.875% due 10/1/2013	Ba3/B+	149,175

			853,413

Insurance — 0.4%
	UnumProvident Finance Co.
300,000	Sr. Nt.† 6.85% due 11/15/2015	Ba1/BB+	294,919

Lodging — 1.0%
	Host Marriott LP
675,000	Sr. Nt. Ser. O 6.375% due 3/15/2015	Ba2/BB	634,500

See notes to financial statements.

4

■	The Guardian VC High Yield Bond Fund

Schedule of Investments (Continued)

June 30, 2006 (Unaudited)

Principal Amount		Rating Moody’s/ S&P*	Value

Media–Cable — 3.3%
	Charter Comm. Hldgs. II
$912,000	Sr. Nt. 10.25% due 9/15/2010	Caa1/CCC–	$914,280
	Charter Comm. Operating LLC
278,000	Sr. Nt.† 8.00% due 4/30/2012	B2/B–	276,610
	CSC Hldgs., Inc.
315,000	Sr. Nt. Ser. B 7.625% due 4/1/2011	B2/B+	315,000
	Insight Comm., Inc.
368,000	Sr. Disc. Nt. 12.25% due 2/15/2011	Caa1/CCC+	389,160
	Insight Midwest LP
278,000	Sr. Nt. 10.50% due 11/1/2010	B2/B	289,815

			2,184,865

Media–NonCable — 5.2%
	Allbritton Comm. Co.
125,000	Sr. Sub. Nt. 7.75% due 12/15/2012	B3/B–	123,750
	Block Comm., Inc.
170,000	Sr. Nt.† 8.25% due 12/15/2015	B1/B–	163,200
	CMP Susquehanna Corp.
170,000	Sr. Sub. Nt.† 9.875% due 5/15/2014	B3/CCC	158,100
	Dex Media East LLC
269,000	Sr. Sub. Nt. 12.125% due 11/15/2012	B1/B	301,952
	DirecTV Hldgs. Fin.
312,000	Sr. Nt. 6.375% due 6/15/2015	Ba2/BB–	287,820
109,000	Sr. Nt. 8.375% due 3/15/2013	Ba2/BB–	114,178
	EchoStar DBS Corp.
530,000	Sr. Nt. 6.375% due 10/1/2011	Ba3/BB–	507,475
	Houghton Mifflin Co.
382,000	Sr. Sub. Nt. 9.875% due 2/1/2013	Caa1/CCC+	396,325
	Hughes Network Systems LLC/HNS Finance
85,000	Sr. Nt.† 9.50% due 4/15/2014	B1/B–	83,300
	R.H. Donnelley Corp.
119,000	Sr. Disc. Nt. Ser. A-1† 6.875% due 1/15/2013	Caa1/B	109,480
	R.H. Donnelley Fin. Corp. I
285,000	Sr. Sub. Nt. 10.875% due 12/15/2012	B2/B	312,787
	R.H. Donnelley Fin. Corp. III
221,000	Sr. Disc. Nt. Ser. A-2† 6.875% due 1/15/2013	Caa1/B	203,320
	Radio One, Inc.
340,000	Sr. Sub. Nt. 6.375% due 2/15/2013	B2/B	311,100
	XM Satellite Radio, Inc.
340,000	Sr. Nt.† 9.75% due 5/1/2014	Caa2/CCC	311,100

			3,383,887

Principal Amount		Rating Moody’s/ S&P*	Value

Metals and Mining — 1.2%
	Oregon Steel Mills, Inc.
$735,000	1st Mtg. Nt. 10.00% due 7/15/2009	Ba3/NR	$771,750

Natural Gas–Distributors — 1.0%
	Amerigas Partners LP
340,000	Sr. Nt. 7.125% due 5/20/2016	B1/NR	318,750
	Suburban Propane Partners LP
340,000	Sr. Nt. 6.875% due 12/15/2013	B1/B–	317,900

			636,650

Natural Gas–Pipelines — 5.2%
	Atlas Pipeline Partners
170,000	Sr. Nt.† 8.125% due 12/15/2015	B1/B+	169,363
	Colorado Interstate Gas Co.
600,000	Sr. Nt. 6.80% due 11/15/2015	NR/B+	578,307
	El Paso Natural Gas
600,000	Sr. Nt. Ser. A 7.625% due 8/1/2010	Ba2/B+	610,500
	Holly Energy Partners LP
295,000	Sr. Nt. 6.25% due 3/1/2015	Ba3/B+	269,925
	Kinder Morgan Finance Corp.
425,000	Sr. Nt. 5.70% due 1/5/2016	Baa2/BBB	369,016
	MarkWest Energy Partners LP
510,000	Sr. Nt.† 8.50% due 7/15/2016	B2/B	501,585
	Southern Natural Gas Co.
377,000	Nt. 7.35% due 2/15/2031	Ba2/B+	361,728
	Williams Cos., Inc.
510,000	Sr. Nt. 7.75% due 6/15/2031	Ba2/BB–	502,350

			3,362,774

Non Sovereign — 1.1%
	Gazprom OAO
600,000	Nt.† 9.625% due 3/1/2013	NR/BB+	687,750

Noncaptive Consumer — 1.2%
	Dollar Financial Group, Inc.
416,000	Sr. Nt. 9.75% due 11/15/2011	B3/B+	447,200
	Residential Capital Corp.
340,000	Sr. Nt. 6.375% due 6/30/2010	Baa3/BBB–	335,373

			782,573

Packaging — 1.8%
	Crown Americas
600,000	Sr. Nt.† 7.75% due 11/15/2015	B1/B	591,000
	Owens-Brockway Glass Container
306,000	Sr. Sec. Nt. 7.75% due 5/15/2011	B1/BB–	308,295
282,000	Sr. Sec. Nt. 8.875% due 2/15/2009	B1/BB–	290,460

			1,189,755

See notes to financial statements.

5

■	The Guardian VC High Yield Bond Fund

Schedule of Investments (Continued)

June 30, 2006 (Unaudited)

Principal Amount		Rating Moody’s/ S&P*	Value

Paper and Forest Products — 4.2%
	Abitibi-Consolidated, Inc.
$850,000	Sr. Nt. 6.00% due 6/20/2013	B1/B+	$688,500
	Caraustar Inds., Inc.
510,000	Nt. 7.375% due 6/1/2009	B2/B+	481,950
	Domtar, Inc.
340,000	Nt. 7.875% due 10/15/2011	B1/B+	319,600
	Graphic Packaging Int’l., Inc.
764,000	Sr. Sub. Nt. 9.50% due 8/15/2013	B3/B–	756,360
	Jefferson Smurfit Corp.
340,000	Sr. Nt. 7.50% due 6/1/2013	B2/CCC+	304,300
	Millar Western Forest
222,000	Sr. Nt. 7.75% due 11/15/2013	B2/B–	168,720

			2,719,430

Retailers — 1.0%
	Bon-Ton Dept.Stores, Inc.
340,000	Sr. Nt.† 10.25% due 3/15/2014	B2/B–	315,350
	Rent-A-Center
320,000	Sr. Sub. Nt. Ser. B 7.50% due 5/1/2010	Ba3/BB–	318,400

			633,750

Services — 0.8%
	Autonation, Inc.
85,000	Sr. Nt.† 7.00% due 4/15/2014	Ba2/BB+	83,725
40,000	Sr. Nt.†(2) 7.045% due 4/15/2013	Ba2/BB+	39,800
	Education Management LLC
425,000	Sr. Nt.† 8.75% due 6/1/2014	B3/CCC+	420,750

			544,275

Supermarkets — 0.6%
	Delhaize America, Inc.
340,000	Debt. 9.00% due 4/15/2031	Ba1/BB+	372,847

Technology — 2.7%
	Activant Solutions, Inc.
170,000	Sr. Sub. Nt.† 9.50% due 5/1/2016	Caa1/CCC+	164,475
	Iron Mountain, Inc.
750,000	Sr. Sub. Nt. 8.625% due 4/1/2013	Caa1/B	750,000
	Nortel Networks Ltd.
170,000	Sr. Nt.†(2) 9.73% due 7/15/2011	B3/B–	172,975
170,000	Sr. Nt.† 10.75% due 7/15/2016	B3/B–	172,975
	Solectron Global Fin. Ltd.
340,000	Sr. Sub. Nt.† 8.00% due 3/15/2016	B3/B–	334,900
	Xerox Corp.
200,000	Sr. Nt. 6.40% due 3/15/2016	Ba2/BB+	188,750

			1,784,075

Principal Amount		Rating Moody’s/ S&P*	Value

Textile — 1.3%
	Oxford Inds., Inc.
$200,000	Sr. Nt. 8.875% due 6/1/2011	B1/B	$200,000
	Russell Corp.
605,000	Sr. Nt. 9.25% due 5/1/2010	B2/B	632,981

			832,981

Tobacco — 0.8%
	Reynolds American, Inc.
510,000	Sr. Sec. Nt.† 7.25% due 6/1/2013	Ba2/BB	498,525

Transportation — 1.1%
	Avis Budget Car Rental LLC
85,000	Sr. Nt.†(2) 7.576% due 5/15/2014	Ba3/BB–	84,787
85,000	Sr. Nt.† 7.625% due 5/15/2014	Ba3/BB–	82,450
85,000	Sr. Nt.† 7.75% due 5/15/2016	Ba3/BB–	81,813
	OMI Corp.
450,000	Sr. Nt. 7.625% due 12/1/2013	B1/B+	448,875

			697,925

Wireless Communications — 4.2%
	Centennial Cell Comm. Corp.
215,000	Sr. Nt. 10.125% due 6/15/2013	B3/CCC	226,287
	Inmarsat Fin. PLC
222,000	Sr. Nt. 7.625% due 6/30/2012	Ba3/B+	227,550
	Intelsat Bermuda Ltd.
85,000	Sr. Nt.† 9.25% due 6/15/2016	B2/B+	87,763
	Nextel Comm., Inc.
1,210,000	Sr. Nt. Ser. D 7.375% due 8/1/2015	Baa2/A–	1,231,632
	Nextel Partners, Inc.
260,000	Sr. Nt. 8.125% due 7/1/2011	Ba3/A–	272,025
	Nordic Telephone Co. Hldgs.
170,000	Sr. Nt.† 8.875% due 5/1/2016	B2/B	174,675
	Panamsat Corp.
85,000	Sr. Nt.† 9.00% due 6/15/2016	B2/B	86,275
	Rogers Wireless, Inc.
420,000	Sr. Sub. Nt. 8.00% due 12/15/2012	Ba3/B+	429,450

			2,735,657

Wireline Communications — 3.3%
	Citizens Comm. Co.
300,000	Sr. Nt. 9.25% due 5/15/2011	Ba3/BB+	322,500
	Qwest Corp.
375,000	Sr. Nt. 7.625% due 6/15/2015	Ba3/BB	370,312
840,000	Sr. Nt. 7.875% due 9/1/2011	Ba3/BB	850,500
	U.S. West Comm.
336,000	Debt. 8.875% due 6/1/2031	Ba3/BB	350,280

See notes to financial statements.

6

■	The Guardian VC High Yield Bond Fund

Schedule of Investments (Continued)

June 30, 2006 (Unaudited)

Principal Amount		Rating Moody’s/ S&P*	Value

	Windstream Corp.
$255,000	Sr. Nt.† 8.625% due 8/1/2016	Ba3/BB–	$260,738

			2,154,330

	Total Corporate Bonds (Cost $61,067,971)		60,447,926

Indexed Securities — 3.4%
	Dow Jones Credit Default Index
$1,124,000	Ser. HY-6-T2† 7.375% due 6/29/2011	Ba3/NR	$1,100,115
1,124,000	Ser. HY-6-T3† 8.125% due 6/29/2011	B3/NR	1,101,520

	Total Indexed Securities (Cost $2,235,924)		2,201,635

Shares			Value
Warrant — 0.0%
170	XM Satellite Radio, Inc. exp. 3/15/2010 (Cost $34,340)		$1,275

Principal Amount			Value
Repurchase Agreement — 5.4%
$3,554,000	State Street Bank and Trust Co. repurchase agreement, dated 6/30/2006, maturity value $3,555,466 at 4.95%, due 7/3/2006 (3) (Cost $3,554,000)		$3,554,000

Total Investments — 101.5% (Cost $66,892,235)			66,204,836
Liabilities in Excess of Cash, Receivables and Other Assets — (1.5)%			(1,003,916)

Net Assets — 100%			$65,200,920

*	Unaudited.
†	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to certain qualified buyers. At 6/30/2006, the aggregate market value of these securities amounted to $11,746,128 representing 18.0% of net assets which have been deemed liquid pursuant to the Fund’s liquidity procedures approved by the Board of Directors.
(1)	Step-up bond.
(2)	Floating rate note. The rate shown is the rate in effect at 6/30/2006.
(3)	The repurchase agreement is fully collateralized by $3,630,000 in U.S. Government Agency, 5.50%, due 5/29/2009, with a value of $3,630,000.

See notes to financial statements.

7

■	The Guardian VC High Yield Bond Fund

Statement of Assets and Liabilities

June 30, 2006 (Unaudited)

ASSETS
Investments, at market (cost $66,892,235)	$66,204,836
Cash	427
Interest receivable	1,161,531
Receivable for securities sold	91,590
Receivable for fund shares sold	2,948
Other assets	1,177

Total Assets	67,462,509

LIABILITIES
Payable for securities purchased	2,183,505
Payable for fund shares redeemed	26,070
Accrued expenses	19,867
Due to GIS	32,147

Total Liabilities	2,261,589

Net Assets	$65,200,920

COMPONENTS OF NET ASSETS
Capital stock, at par	$7,933
Additional paid-in capital	70,925,236
Undistributed net investment income	611,544
Accumulated net realized loss on investments	(5,656,394)
Net unrealized depreciation of investments	(687,399)

Net Assets	$65,200,920

Shares Outstanding — $0.001 Par Value	7,932,237

Net Asset Value Per Share	$8.22

Statement of Operations

Six Months Ended

June 30, 2006 (Unaudited)

INVESTMENT INCOME
Interest	$2,442,542

Expenses:
Investment advisory fees — Note B	194,078
Custodian fees	29,781
Audit fees	15,155
Printing expense	6,772
Directors’ fees — Note B	3,982
Insurance expense	2,131
Legal fees	1,259
Loan commitment fees — Note H	561
Registration fees	34
Other	226

Total Expenses	253,979

Net Investment Income	2,188,563

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
Net realized loss on investments — Note A	(4,587)
Net change in unrealized appreciation of investments — Note C	(1,463,892)

Net Realized and Unrealized Loss on Investments	(1,468,479)

NET INCREASE IN NET ASSETS FROM OPERATIONS	$720,084

See notes to financial statements.

8

■	The Guardian VC High Yield Bond Fund

Statements of Changes in Net Assets

	Six Months Ended June 30, 2006 (Unaudited)	Year Ended December 31, 2005 (Audited)
INCREASE/(DECREASE) IN NET ASSETS
From Operations:
Net investment income	$2,188,563	$4,014,966
Net realized gain/(loss) on investments	(4,587)	894,500
Net change in unrealized appreciation of investments	(1,463,892)	(2,815,587)

Net Increase in Net Assets Resulting from Operations	720,084	2,093,879

Dividends to Shareholders from:
Net investment income	(1,588,582)	(4,027,155)

From Capital Share Transactions:
Net increase in net assets from capital share transactions — Note G	2,179,308	2,483,833

Net Increase in Net Assets	1,310,810	550,557

NET ASSETS:

Beginning of period	63,890,110	63,339,553

End of period*	$65,200,920	$63,890,110

* Includes undistributed net investment income of:	$611,544	$11,563

See notes to financial statements.

9

■	The Guardian VC High Yield Bond Fund

Financial Highlights

Selected data for a share of capital stock outstanding throughout the periods indicated:

	Six Months Ended June 30, 2006 (Unaudited)		Year Ended December 31, (Audited)
			2005	2004	2003	2002	2001
Net asset value, beginning of period	$8.33		$8.60	$8.43	$7.61	$8.13	$8.61

Income from investment operations:
Net investment income	0.28		0.55	0.58	0.53	0.63	0.77
Net realized and unrealized gain/(loss) on investments	(0.18)		(0.27)	0.17	0.82	(0.53)	(0.47)

Net increase from investment operations	0.10		0.28	0.75	1.35	0.10	0.30

Dividends to shareholders from:
Net investment income	(0.21)		(0.55)	(0.58)	(0.53)	(0.62)	(0.78)

Net asset value, end of period	$8.22		$8.33	$8.60	$8.43	$7.61	$8.13

Total return*	1.13	%(a)	3.30%	9.22%	17.95%	1.29%	3.56%

Ratios/supplemental data:
Net assets, end of period (000’s omitted)	$65,201		$63,890	$63,340	$54,424	$35,683	$32,210
Ratio of expenses to average net assets	0.78	%(b)	0.80%	0.79%	0.81%	0.87%	0.90%
Ratio of net investment income to average net assets	6.77	%(b)	6.35%	6.97%	7.17%	7.88%	8.96%
Portfolio turnover rate	41%		88%	90%	165%	66%	140%

*	Total returns do not reflect the effects of charges deducted pursuant to the terms of GIAC’s variable contracts.
Inclusion of such charges would reduce the total returns for all periods shown.
(a)	Not annualized.
(b)	Annualized.

See notes to financial statements.

10

■	The Guardian VC High Yield Bond Fund

Notes to Financial Statements

June 30, 2006 (Unaudited)

Note A.	Organization and Accounting Policies

The Guardian VC High Yield Bond Fund (the Fund or GVCHYBF) is a series of The Guardian Variable Contract Funds, Inc. (GVCF). GVCF is incorporated in the state of Maryland and is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (1940 Act). The financial statements for the other remaining series of GVCF are presented in separate reports.

Shares of GVCHYBF are only sold to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. (GIAC). GIAC is a wholly-owned subsidiary of The Guardian Life Insurance Company of America.

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income, gains (losses) and expenses during the reporting period. Actual results could differ from those estimates.

Significant accounting policies of the Fund are as follows:

Investments

Pursuant to valuation procedures approved by the Board of Directors, certain debt securities may be valued each business day by an independent pricing service (Service). Debt securities for which quoted bid prices are readily available and representative of the bid side of the market, in the judgment of the Service, are valued at the bid price. Other debt securities that are valued by the Service are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions.

Other securities, including securities for which market quotations are not readily available (such as certain mortgage-backed securities, restricted securities, illiquid securities and foreign securities subject to a “significant event”) are valued at fair value as determined in good faith by or under the direction of GVCF’s Board of Directors. A “significant event” is an event that will affect the value of a portfolio security that occurs after the close of trading in the security’s primary trading market or exchange but before the Fund’s NAV is calculated.

Investing outside of the U.S. may involve certain considerations and risks not typically associated with domestic investments, including the possibility of political and economic unrest and different levels of governmental supervision and regulation of foreign securities markets.

The Fund invests primarily in below investment grade securities (i.e. lower-quality debt), which are subject to certain risks. Lower-quality debt is considered to be speculative because it’s less certain that the issuer will be able to pay interest or repay the principal. These securities are generally more volatile and less liquid than investment grade debt. Lower quality debt securities can also be more sensitive to adverse economic conditions, including the issuer’s financial condition or stresses in its industry.

Futures contracts are valued at the settlement prices established by the boards of trade or exchanges on which they are traded.

Repurchase agreements are carried at cost which approximates market value (see Note D). Short-term debt securities with maturities of 60 days or less are valued on an amortized cost basis which approximates market value.

Investment transactions are recorded on the date of purchase or sale. Security gains or losses are determined on an identified cost basis. Interest income, including amortization/accretion of premium/discount, is accrued daily.

Foreign Currency Translation

GVCHYBF is permitted to buy international securities that are not U.S. dollar denominated. GVCHYBF’s books and records are maintained in U.S. dollars as follows:

(1)  The foreign currency market value of investment securities and other assets and liabilities stated in foreign currencies are translated into U.S. dollars at the current rate of exchange.

(2)  Security purchases and sales, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions.

The resulting gains and losses are included in the Statement of Operations as follows:

Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Realized foreign exchange gains and losses,

11

■	The Guardian VC High Yield Bond Fund

Notes to Financial Statements (Continued)

June 30, 2006 (Unaudited)

which result from changes in foreign exchange rates between the date on which GVCHYBF earns dividends and interest or pays foreign withholding taxes or other expenses and the date on which U.S. dollar equivalent amounts are actually received or paid, are included in net realized gains or losses on foreign currency related transactions. Realized foreign exchange gains and losses which result from changes in foreign exchange rates between the trade and settlement dates on security and currency transactions are also included in net realized gains and losses on foreign currency related transactions. Net currency gains and losses from valuing other assets and liabilities denominated in foreign currency at the period end exchange rate are reflected in net change in unrealized appreciation or depreciation from translation of other assets and liabilities denominated in foreign currencies.

Forward Foreign Currency Contracts

GVCHYBF may enter into forward foreign currency contracts in connection with planned purchases or sales of securities, or to hedge against changes in currency exchange rates affecting the values of its investments that are denominated in a particular currency. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward exchange rate. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Fluctuations in the value of forward foreign currency contracts are recorded for book purposes as unrealized gains or losses from translation of other assets and liabilities denominated in foreign currencies by GVCHYBF. When forward contracts are closed, GVCHYBF will record realized gains or losses equal to the difference between the values of such forward contracts at the time each was opened and the values at the time each was closed. Such amounts are recorded in net realized gains or losses on foreign currency related transactions. GVCHYBF will not enter into a forward foreign currency contract if such contract would obligate it to deliver an amount of foreign currency in excess of the value of its portfolio securities or other assets denominated in that currency.

Futures Contracts

GVCHYBF may enter into financial futures contracts for the delayed delivery of securities, currency or contracts based on financial indices at a fixed price on a future date. In entering into such contracts, GVCHYBF is required to deposit either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by GVCHYBF each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as variation margins by GVCHYBF. The daily changes in the variation margin are recognized as unrealized gains or losses by GVCHYBF. GVCHYBF’s investments in financial futures contracts are designed to hedge against anticipated future changes in interest or exchange rates or securities prices. In addition, GVCHYBF may enter into financial futures contracts for non-hedging purposes. Should interest or exchange rates, securities prices or prices of futures contracts move unexpectedly, GVCHYBF may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

Dividend Distributions

Dividends from net investment income are declared and paid semi-annually for GVCHYBF. Net realized short-term and long-term capital gains for GVCHYBF will be distributed at least annually. All such dividends and distributions are credited in the form of additional shares of GVCHYBF at the net asset value on the ex-dividend date.

All dividends and distributions are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations. Differences between the recognition of income on an income tax basis and recognition of income based on GAAP may cause temporary overdistributions of net realized gains and net investment income on a GAAP basis.

Taxes

GVCHYBF has qualified and intends to remain qualified to be taxed as a “regulated investment company” under the provisions of the U.S. Internal Revenue Code (Code), and as such will not be subject to federal income tax on taxable income (including any realized capital gains) which is distributed in accordance with the provisions of the Code. Therefore, no federal income tax provision is required.

Reclassification of Capital Accounts

The treatment for financial statement purposes of distributions made during the year from net investment income and net realized gains may differ from their ultimate treatment for federal income tax purposes. These differences primarily are caused by differences in the timing of the recognition of certain components of income or capital gains for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components

12

■	The Guardian VC High Yield Bond Fund

Notes to Financial Statements (Continued)

June 30, 2006 (Unaudited)

of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications would have no effect on net assets, results of operations, or net asset value per share of the Fund.

Note B.	Investment Advisory Agreements and Payments to or from Related Parties

The Fund has an investment advisory agreement with Guardian Investor Services LLC (GIS), a wholly-owned subsidiary of GIAC. Fees for investment advisory are at an annual rate of 0.60% of the average daily net assets of the Fund.

The Guardian Fund Complex pays directors who are not “interested persons” (as defined in the 1940 Act) fees consisting of a $5,000 per meeting fee and an annual retainer of $30,500, allocated among all funds in the Guardian Fund Complex based on their relative average daily net assets. Board committee members also receive a fee of $2,000 per committee meeting, which also is allocated among all funds in the Guardian Fund Complex based on their relative average daily net assets. Additional compensation is paid to the Chairmen of the Nominating and Governance Committee and the Audit Committee, respectively. GIS pays compensation to certain directors who are interested persons. Certain officers and directors of the Fund are affiliated with GIS.

Note C.	Investment Transactions

Purchases and proceeds from sales of securities (excluding short-term securities) amounted to $29,504,149 and $25,216,143, respectively, during the six months ended June 30, 2006.

The cost of investments owned at June 30, 2006 for federal income tax purposes was substantially the same as the cost for financial reporting purposes. The gross unrealized appreciation and depreciation of investments at June 30, 2006 aggregated $632,472 and $1,319,871, respectively, resulting in net unrealized depreciation of $687,399.

Note D.	Repurchase Agreements

The collateral for repurchase agreements is either cash or fully negotiable U.S. government securities. Repurchase agreements are fully collateralized (including the interest earned thereon) and such collateral is marked-to-market daily while the agreements remain in force. If the value of the collateral falls below the value of the repurchase price plus accrued interest, GVCHYBF will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, GVCHYBF maintains the right to sell the collateral and may claim any resulting loss against the seller.

Note E.	Reverse Repurchase Agreements

GVCHYBF may enter into reverse repurchase agreements with banks or third party broker-dealers to borrow short-term funds. Interest on the value of reverse repurchase agreements issued and outstanding is based upon competitive market rates at the time of issuance. At the time GVCHYBF enters into a reverse repurchase agreement, GVCHYBF establishes and segregates cash, U.S. government securities or liquid, unencumbered securities that are marked-to-market daily. The value of such segregated assets must be at least equal to the value of the repurchase obligation (principal plus accrued interest), as applicable. Reverse repurchase agreements involve the risk that the buyer of the securities sold by GVCHYBF may be unable to deliver the securities when GVCHYBF seeks to repurchase them.

Note F.	Dollar Roll Transactions

GVCHYBF may enter into dollar rolls (principally using TBA’s) in which GVCHYBF sells mortgage securities for delivery in the current month and simultaneously contracts to repurchase similar securities at an agreed-upon price on a fixed date. The securities repurchased will bear the same interest as those sold, but generally will be collateralized at the time of delivery by different pools of mortgages with different prepayment histories than those securities sold. During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principal payments on the securities sold. Dollar roll transactions involve the risk that the buyer of the securities sold by GVCHYBF may be unable to deliver the securities when the GVCHYBF seeks to repurchase them. GVCHYBF is compensated by the difference between the current sales price and the forward price for the future purchase (often referred to as the “drop”), as well as by the interest earned on the cash proceeds of the initial sale. Dollar rolls may increase fluctuations in GVCHYBF’s net asset value and may be viewed as a form of leverage.

13

■	The Guardian VC High Yield Bond Fund

Notes to Financial Statements (Continued)

June 30, 2006 (Unaudited)

Note G.	Transactions in Capital Stock

There are 100,000,000 shares of $0.001 par value capital stock authorized for GVCHYBF. Transactions in capital stock were as follows:

	Six Months Ended June 30, 2006 (Unaudited)	Year Ended December 31, 2005 (Audited)	Six Months Ended June 30, 2006 (Unaudited)	Year Ended December 31, 2005 (Audited)
	Shares		Amount
Shares sold	521,331	987,276	$4,389,567	$8,446,844
Shares issued in reinvestment of dividends	192,555	481,999	1,588,582	4,027,155
Shares repurchased	(451,204)	(1,168,801)	(3,798,841)	(9,990,166)

Net increase	262,682	300,474	$2,179,308	$2,483,833

Note H.	Line of Credit

A $100,000,000 line of credit available to GVCHYBF and other related Guardian Funds has been established with State Street Bank and Trust Company and Bank of Montreal. The rate of interest charged on any borrowing is based upon the prevailing Federal Funds rate at the time of the loan plus 0.50% calculated on a 360 day basis per annum. For the six months ended June 30, 2006, none of the funds borrowed against this line of credit.

The funds are obligated to pay State Street Bank and Trust Company and Bank of Montreal a commitment fee computed at a rate of 0.08% per annum on the average daily unused portion of the revolving credit.

14

■	The Guardian VC High Yield Bond Fund

Board Approval of Investment Management Agreements (Unaudited)

The Boards of Directors of The Guardian Variable Contract Funds, Inc. (“GVCF”), GIAC Funds, Inc. (“GIAC”), The Guardian Bond Fund, Inc. (“GBF” and a “Fund”) and The Guardian Cash Fund, Inc. (“GCF” and a “Fund”) (together, the series of GVCF and GIAC, and GBF and GCF are referred to as the “Funds,”) approved the renewal of the management agreement for each Fund and, as applicable, the subadvisory agreement for each Fund on November 17, 2005. As a part of the renewal process, the Boards of Directors of GVCF, GIAC, GBF and GCF met independently of Fund management and of the interested Board Members to consider the renewal of: (1) the management agreement (“Management Agreement”) between each of the Funds and Guardian Investor Services LLC (“GIS”) or as applicable, Guardian Baillie Gifford Limited (“GBG” and together with GIS, each referred to as a “Manager”); (2) as applicable, the subadvisory agreements (each a “Subadvisory Agreement”) between GBG and Baillie Gifford Overseas Limited (“BGO”) and the subadvisory agreements between GIS and UBS Global Asset Management (Americas) Inc. (“UBS” and together with BGO, each referred to as a “Subadvisor”). (The Management Agreements and the Subadvisory Agreements are together referred to as the “Advisory Agreements.”) As part of the review process, the Independent Directors were represented by independent legal counsel. The Independent Directors reviewed comprehensive materials received from the Managers, Subadvisors and independent counsel in connection with contract review. The Independent Directors noted that each Board also received regular information throughout the year regarding performance and operating results of each Fund and that in evaluating the Advisory Agreements, they were taking into account their accumulated experience as Board members in working with the Managers on matters relating to the Funds.

In preparation for the review process, the Independent Directors met with independent legal counsel and discussed the type and nature of information to be provided and sent a formal request for information to Fund management. The Managers and Subadvisors provided extensive information to all Board members in response to the request. Among other information, the Independent Directors reviewed materials to assess the services provided by each Manager and Subadvisor, and, as applicable, information comparing the performance, advisory fees and expense ratios of each Fund to other mutual funds, information about the profitability from the Advisory Agreements to the Managers and to the Subadvisors, information about economies of scale and information about the other benefits to the Managers and Subadvisors and their affiliates resulting from their relationship with the Funds (“fall-out benefits”). The Independent Directors reviewed comparative performance and management fee and expense ratios of peer groups of funds selected by Morningstar, Inc. (“Morningstar”). The Independent Directors also received a memorandum from independent legal counsel advising them of their duties and responsibilities in connection with the review of the Advisory Agreements. In preparation for the November 17th meeting, the Independent Directors met on November 3, 2005, to review and discuss with independent legal counsel the information provided by Morningstar.

Based upon their review, the Independent Directors concluded that it was in the best interest of each Fund to renew each relevant Advisory Agreement and, accordingly, recommended to the full Board of each Fund the renewal of each applicable Advisory Agreement. In reaching this conclusion for each Fund, the Independent Directors did not identify any single factor or group of factors as all important or controlling and considered all factors together.

Management Agreements

Nature, Quality and Extent of Services. In reviewing the nature, quality and extent of services provided by the Managers, the Independent Directors considered the services provided by each Manager under the Management Agreements, including administrative services. The Independent Directors considered the experience and skills of senior management responsible for fund operations, the experience and skills of the personnel performing the functions under each Management Agreement and the resources made available to such personnel, the ability of the Managers to attract and retain high-quality personnel, and the organizational depth of the Managers. The Independent Directors concluded that appropriate resources were provided under each Management Agreement. The Independent Directors also considered the delegation of day-to-day portfolio management responsibility to UBS with respect to the Guardian UBS VC Large Cap Value Fund and the Guardian UBS VC Small Cap Value Fund and to BGO with respect to the Baillie Gifford International Growth Fund and the Baillie Gifford Emerging Markets Fund and the Managers’ ability to supervise the activities of the Subadvisors. The Independent Directors concluded each Manager’s supervisory program was satisfactory. The Independent Directors also considered the compliance program established by the Managers and the level of compliance attained by the Managers. Further, the Independent Directors considered that each Manager has had a long-term relationship with the Funds and has demonstrated its past and future commitment to support the Funds. The Independent Directors concluded that a long-term relationship with a capable, conscientious adviser was in the best interest of each Fund. Based upon all relevant factors, the Independent Directors concluded that the nature, quality and extent of the services provided by the Managers to each applicable Fund were satisfactory.

15

■	The Guardian VC High Yield Bond Fund

Board Approval of Investment Management Agreements (Unaudited) (Continued)

Investment Performance. The Independent Directors reviewed each Fund’s investment performance over short-term (one-year) and longer-term (three year, five year and ten year) periods, as applicable, and compared those returns to various agreed-upon performance measures, including market indices and peer groups. The Independent Directors received comparative performance information prepared by Morningstar. The Independent Directors also considered whether investment results were consistent with a Fund’s investment objective(s) and policies. For most Funds, the Independent Directors concluded that investment performance met acceptable levels of investment performance. For Funds that experienced underperformance, the Independent Directors reviewed the reasons for the underperformance and the remedial measures taken by the Manager to improve performance. The Independent Directors concluded that the Managers have in place an effective process to monitor performance and that reasonable steps had been implemented to address circumstances of underperformance where appropriate. Therefore, the Independent Directors concluded that it was in the best interests of the Funds to renew the Management Agreements and to continue to closely monitor performance with a particular emphasis on those Funds experiencing underperformance.

Fees and Expenses. The Independent Directors considered each Fund’s management fees and net expense ratios. The Independent Directors received information, based on data supplied by Morningstar, comparing each Fund’s management fee rates and total net expense ratio to advisory fees and total net expense ratios of the mutual funds in its peer group (as selected by Morningstar). The Independent Directors also received and considered information on fee waivers and/or reimbursements for each Fund compared to those of its peer group. The Independent Directors noted that a number of the Funds have received fee waivers for many years and that such fee waivers remained current through the time of the review process.

The Independent Directors also compared each Fund’s management fee rates to fees charged by the Manager for comparable mutual funds. For each Fund, the Independent Directors reviewed the fees charged by other advisors for mutual funds in the Fund’s peer group. GIS provided information on the advisory fees it charges its two institutional accounts and noted the information was not comparable with the Funds because the investment objectives and management style of the institutional accounts were very different than those of the Funds. GBG has no clients other than the Funds.

On the basis of all information provided, the Independent Directors concluded that the management fee schedules for each Fund were reasonable and appropriate in light of the nature, quality and extent of services provided by the Manager.

Profitability. The Independent Directors reviewed detailed information regarding revenues received by each Manager under each Management Agreement, including identification of the estimated direct and indirect costs of the Managers of providing those services to each Fund that are covered under the Management Agreements. The Independent Directors also received information regarding the enterprise-wide profitability of the Managers with respect to all fund services in totality.

For all Funds, based upon the profitability percentage provided, the Independent Directors concluded that the profitability to the applicable Manager from the management of each Fund was not unreasonable.

Economies of Scale. The Independent Directors considered whether there are economies of scale with respect to the management of each Fund and whether the Funds benefit from any such economies of scale through breakpoints in fees or otherwise. The Independent Directors noted that the Guardian UBS VC Small Cap Value Fund and the Guardian Cash Fund had management fee schedules that each contained one breakpoint. The Independent Directors also considered whether the effective management fee rate for each Fund under the Management Agreement is reasonable in relation to the asset size of such Fund. The Independent Directors noted GIS’s representation that it did not anticipate that the Funds would experience any significant economies in the near future, given their asset size. The Independent Directors concluded that, in light of the Funds’ current asset levels, the fee schedule for each Fund reflects an appropriate level of sharing of any economies of scale.

Other Benefits to Manager. The Independent Directors also considered the character and amount of other incidental benefits received by the Managers and their affiliates as a result of their relationship with the Funds. The Independent Directors noted the Managers’ representation that each has the ability to obtain proprietary research as a result of the Funds’ brokerage business that may be used for the benefit of the Funds and other clients of the Managers. The Independent Directors concluded that management fees for each Fund were reasonable in light of these fall-out benefits.

Specific Fund Findings

The Guardian VC High Yield Bond Fund

In determining to recommend renewal of the Fund’s Management Agreement, the Independent Directors concluded that investment performance was satisfactory, with performance during more recent periods falling within a reasonable range of the median of its peer group, and that the management fee rate was reasonable.

16

■	The Guardian VC High Yield Bond Fund

Board Approval of Investment Management Agreements (Unaudited) (Continued)

Overall Conclusions

Based upon all of the information considered and the conclusions reached, the Independent Directors determined that the terms of each Advisory Agreement continue to be fair and reasonable and that the continuation of each Advisory Agreement is in the best interests of each Fund.

17

■	The Guardian VC High Yield Bond Fund

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information regarding how the Fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2006, is available free of charge upon request by logging on to www.guardianinvestor.com or the Securities and Exchange Commission’s (SEC) website at www.sec.gov.

Form N-Q

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each year on the Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov, and can be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330.

Code of Ethics

The Fund has adopted a code of ethics for its Principal Executive Officer and Principal Financial Officers (the “Code”). The purpose of the Code is to promote, among other things: honest and ethical conduct, including the handling of conflicts of interest; full, fair, accurate, timely and understandable disclosure in reports and documents filed with the SEC; and compliance with applicable laws and regulations. A copy of the Code has been filed with the SEC on Form N-CSR and can be obtained on the SEC’s website at www.sec.gov.

Copies for all of the above can be obtained free of charge by calling 1-800-221-3253 or by writing to Guardian Investor Services LLC at 7 Hanover Square, New York, New York 10004.

18

■ The Guardian VC Low Duration Bond Fund	Semiannual Report To Contractowners

Howard W. Chin, Co-Portfolio Manager

Robert Crimmins, Co-Portfolio Manager

Objective:

Seeks a high level of current income, consistent with preservation of capital

Portfolio:

At least 80% in different kinds of investment grade bonds, such as corporate bonds, mortgage-backed and asset-backed securities, and obligations of the U.S. government and its agencies

Inception Date:

August 28, 2003

Net Assets at June 30, 2006:

$27,983,238

Top Ten Holdings  (As of 6/30/2006)

Company	Coupon	Maturity Date	Percentage of Total Net Assets
FNMA	5.125%	4/15/2011	3.80%
FNMA	4.500%	10/15/2008	2.98%
U.S. Treasury Notes	4.500%	11/15/2010	2.76%
U.S. Treasury Notes	4.375%	11/15/2008	2.62%
U.S. Treasury Notes	5.125%	6/30/2008	2.12%
Residential Asset Mtg. Prods., Inc.	5.670%	4/25/2033	1.60%
Chase Comm’l. Mtg. Secs. Corp.	6.390%	11/18/2030	1.55%
Chase Comm’l. Mtg. Secs. Corp.	7.370%	6/19/2029	1.55%
Ford Credit Auto Owner Tr.	4.380%	1/15/2010	1.52%
Morgan Stanley Capital I	7.205%	12/15/2031	1.45%

Sector Allocation  (As of 6/30/2006 and 12/31/2005)

Average Annual Total Returns  (For periods ended 6/30/2006)

	Year to Date	1 Yr	5 Yrs	10 Yrs	Since Inception 8/28/2003
The Guardian VC Low Duration Bond Fund	0.99%	1.59%	—	—	1.46%
Lehman Brothers U.S. Government 1-3 Year Bond Index	1.08%	1.87%	—	—	1.77%

About information in this report:

•	All performance data quoted is historical and the results represent past performance and neither guarantee nor predict future investment results. To obtain performance data current to the most recent month (available within 7 business days of the most recent month end), please call us at (800) 221-3253 or visit our website at www.guardianinvestor.com. Current performance may be higher or lower than the performance quoted here. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.
•	It is important to consider the Fund’s investment objectives, risks, fees and expenses before investing. All funds involve some risk, including possible loss of the principal amount invested. Investing in bond funds exposes you to the general risk of investing in the debt markets. Duration is a measure of bond price sensitivity to a given change in interest rates. Generally, the higher a bond’s duration, the greater its price sensitivity to a given change in interest rates. Bond funds are subject to interest rate risk. When interest rates rise, bond prices generally fall, and when interest rates fall, bond prices generally rise. Currently, interest rates are at historically low levels. Please keep in mind that in this kind of environment, the risk that bond prices may fall when interest rates rise is potentially greater.
•	Low duration bond funds may not be a suitable alternative to money market funds because, unlike money market funds, low duration bond funds do not seek to maintain a stable net asset value and, as a result, are a riskier asset class.
•	The Lehman Brothers U.S. Government 1-3 Year Bond Index is an unmanaged index that is generally considered to be representative of U.S. short duration bond market activity. Index returns are provided for comparative purposes. Please note that the index is unmanaged and not available for direct investment and its returns do not reflect the fees and expenses that have been deducted from the Fund.
•	Total return figures are historical and assume the reinvestment of dividends and distributions and the deduction of all Fund expenses. The actual total returns for owners of variable annuity contracts or variable life insurance policies that provide for investment in the Fund will be lower to reflect separate account and contract/policy charges. The return figures shown do not reflect the deduction of taxes that a contractowner may pay on distributions or redemption of units.

THE GUARDIAN VC LOW DURATION BOND FUND	1

■ The Guardian VC Low Duration Bond Fund	Semiannual Report To Contractowners

Fund Expenses

By investing in the Fund, you incur two types of costs: (1) transaction costs, including, as applicable, sales charges on purchase payments, reinvested dividends, or other distributions; redemption fees and exchange fees; and (2) ongoing costs, including, as applicable, management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other underlying funds.

The example is based on an investment of $1,000 invested on January 1, 2006 and held for six months ended June 30, 2006.

Actual Expenses

The first line in the table provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2006	Ending Account Value June 30, 2006	Expenses Paid During the Period*	Annualized Expense Ratio
Actual	$1,000	$1,009.90	$3.69	0.74%
Hypothetical (5% return before expenses)	$1,000	$1,021.12	$3.71	0.74%

*	Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the Fund’s most recent fiscal half-year).

2	THE GUARDIAN VC LOW DURATION BOND FUND

■	The Guardian VC Low Duration Bond Fund

Schedule of Investments

June 30, 2006 (Unaudited)

Principal Amount		Value

Asset Backed Securities — 23.0%
$265,000	Ameriquest Mtg. Secs., Inc. 2003-5 A6 4.541% due 4/25/2033	$257,133
280,000	Bank One Issuance Tr. 2003-A7 A7 3.35% due 3/15/2011	267,520
276,843	Capital Auto Receivables Asset Tr. 2006-1 A2B 5.229% due 9/15/2008 (1)	276,825
270,000	Capital One Multi-Asset Execution Tr. 2003-A4 A4 3.65% due 7/15/2011	259,605
410,000	Carmax Auto Owner Tr. 2005-1 A4 4.35% due 3/15/2010	400,496
123,321	Caterpillar Financial Asset Tr. 2004-A A3 3.13% due 1/26/2009	121,459
360,000	Chase Funding Mtg. Loan 2004-1 1A6 4.266% due 6/25/2015	342,693
94,629	Chase Manhattan Auto Owner Tr. 2003-A A4 2.06% due 12/15/2009	92,005
	Countrywide Asset-Backed Certificates
362,972	2004-10 AF3 3.842% due 10/25/2030	359,513
275,000	2004-S1 A2 3.872% due 3/25/2020	269,940
435,000	Ford Credit Auto Owner Tr. 2005-B A4 4.38% due 1/15/2010	425,735
270,000	Hertz Vehicle Financing LLC 2005-2A A1 5.463% due 2/25/2010† (1)	269,996
280,000	MBNA Credit Card Master Nt. Tr. 2003-A6 A6 2.75% due 10/15/2010	266,305
87,635	Navistar Financial Corp. Owner Tr. 2004-A A3 2.01% due 8/15/2008	86,656
278,570	New Century Home Equity Loan Tr. 2004-4 A4 5.603% due 2/25/2035 (1)	278,861
63,223	PP&L Transition Bond Co. LLC 1999-1 A7 7.05% due 6/25/2009	63,768
390,000	Renaissance Home Equity Loan Tr. 2005-2 AF3 4.499% due 8/25/2035 (1)	380,418
	Residential Asset Mtg. Prods., Inc.
390,000	2003-RZ4 A5 4.66% due 2/25/2032	373,365
270,000	2004-RS9 AII2 5.663% due 5/25/2034 (1)	270,730
450,000	2003-RS3 AI4 5.67% due 4/25/2033 (2)	447,539
106,304	Residential Funding Mtg. Secs. 2003-HS3 AI2 3.15% due 7/25/2018	104,303
	Volkswagen Auto Lease Tr.
350,000	2004-A A4A 3.09% due 8/20/2010	345,002

Principal Amount		Value

	2005-A A2
$89,162	3.52% due 4/20/2007	$89,047
413,000	World Omni Auto Receivables Tr. 2005-A A4 3.82% due 11/12/2011	399,250

	Total Asset Backed Securities (Cost $6,529,064)	6,448,164

Collateralized Mortgage Obligations — 9.2%
$138,944	Countrywide Home Loans 2002-19 1A1 6.25% due 11/25/2032	$138,552
	FHLMC
315,000	2598 QC 4.50% due 6/15/2027	306,637
217,347	1534 Z 5.00% due 6/15/2023	210,662
177,220	2500 TD 5.50% due 2/15/2016	176,661
98,469	20 H 5.50% due 10/25/2023	97,142
250,000	2470 VB 6.00% due 8/15/2018	250,678
110,280	1650 J 6.50% due 6/15/2023	111,232
	FNMA
254,522	2003-24 PU 3.50% due 11/25/2015	243,007
260,000	2005-39 CL 5.00% due 12/25/2021	254,327
307,000	2003-13 ME 5.00% due 2/25/2026	303,355
36,769	2002-55 PC 5.50% due 4/25/2026	36,553
20,816	GNMA 2002-93 NV 4.75% due 2/20/2032	20,120
170,001	J.P. Morgan Mtg. Tr. 2005-S2 2A15 6.00% due 9/25/2035	166,017
270,000	Wells Fargo Mtg.-Backed Secs. Tr. 2005-AR10 2A15 4.11% due 6/25/2035	259,430

	Total Collateralized Mortgage Obligations (Cost $2,638,627)	2,574,373

Commercial Mortgage Backed Securities — 15.0%
	Chase Comm’l. Mtg. Secs. Corp.
$429,121	1998-2 A2 6.39% due 11/18/2030	$434,073
430,000	1997-1 C 7.37% due 6/19/2029	432,626
315,000	Comm’l. Mtg. Asset Tr. 1999-C1 A3 6.64% due 1/17/2032	322,173
185,000	Crown Castle Towers LLC 2005-1A AFX 4.643% due 6/15/2035†	177,143
	GMAC Comm’l. Mtg. Secs., Inc.
78,029	1997-C1 A3 6.869% due 7/15/2029	78,651

See notes to financial statements.

3

■	The Guardian VC Low Duration Bond Fund

Schedule of Investments (Continued)

June 30, 2006 (Unaudited)

Principal Amount		Value

	1999-C2 A2
$232,000	6.945% due 9/15/2033	$238,643
	Greenwich Capital Comm’l. Funding Corp.
164,850	2004-GG1 A2 3.835% due 6/10/2036	160,801
274,000	2005-GG3 A2 4.305% due 8/10/2042	262,483
412,451	J.P. Morgan Chase Comm’l. Mtg. 2004-C1 A1 3.053% due 1/15/2038	391,935
250,000	J.P. Morgan Comm’l. Mtg. Fin. Corp. 1997-C5 B 7.159% due 9/15/2029	252,662
	LB UBS Comm’l. Mtg. Tr.
250,000	2003-C1 A2 3.323% due 3/15/2027	240,768
123,760	2001-C3 A1 6.058% due 6/15/2020	124,721
302,802	2000-C5 A1 6.41% due 12/15/2019	304,953
395,000	Morgan Stanley Capital I 1999-RM1 E 7.205% due 12/15/2031 (1)	406,504
377,275	Salomon Brothers Mtg. Secs. VII, Inc. 2001-C2 A2 6.168% due 2/13/2010	378,795

	Total Commercial Mortgage Backed Securities (Cost $4,316,919)	4,206,931

Corporate Bonds — 28.4%
Aerospace and Defense — 0.3%
$96,000	Raytheon Co. 4.50% due 11/15/2007	$94,249

Automotive — 2.7%
300,000	Daimler Chrysler NA Hldg. 4.75% due 1/15/2008	295,095
150,000	Ford Motor Credit Co. 6.50% due 1/25/2007	149,740
300,000	General Motors Acceptance Corp. 6.125% due 9/15/2006	299,557

		744,392

Chemicals — 1.4%
150,000	Lyondell Chemical Co. 10.875% due 5/1/2009	152,250
250,000	Praxair, Inc. 4.75% due 7/15/2007	247,617

		399,867

Construction Machinery — 1.7%
	Caterpillar Financial Svcs.
200,000	2.625% due 1/30/2007	196,754
200,000	3.10% due 5/15/2007	195,752
100,000	John Deere Capital Corp. 3.625% due 5/25/2007	98,188

		490,694

Consumer Products — 0.7%
200,000	Fortune Brands, Inc. 2.875% due 12/1/2006	197,582

Principal Amount		Value

Energy — 1.6%
$150,000	Devon Energy Corp. 2.75% due 8/1/2006	$149,670
200,000	Occidental Petroleum Corp. 4.00% due 11/30/2007	195,573
98,700	RAS Laffan Liquefied Natural Gas 3.437% due 9/15/2009†	94,749

		439,992

Entertainment — 1.0%
275,000	AOL Time Warner, Inc. 6.15% due 5/1/2007	275,943

Finance Companies — 3.7%
200,000	Capital One Bank 4.25% due 12/1/2008	193,454
300,000	General Electric Capital Corp. 3.50% due 8/15/2007	292,956
250,000	Istar Financial, Inc. 7.00% due 3/15/2008	253,968
300,000	Residential Capital Corp. 6.125% due 11/21/2008	296,523

		1,036,901

Financial–Banks — 0.9%
250,000	Popular NA, Inc. 3.875% due 10/1/2008	239,193

Insurance — 1.7%
250,000	UnitedHealth Group, Inc. 3.375% due 8/15/2007	243,586
250,000	WellPoint, Inc. 3.75% due 12/14/2007	242,914

		486,500

Media–Cable — 1.5%
250,000	Comcast Corp. 7.625% due 4/15/2008	257,163
150,000	Cox Comm., Inc. 7.75% due 8/15/2006	150,255

		407,418

Media–NonCable — 0.4%
100,000	Scholastic Corp. 5.75% due 1/15/2007	99,840

Metals and Mining — 1.3%
350,000	Steel Dynamics, Inc. 9.50% due 3/15/2009	360,500

Natural Gas–Pipelines — 1.8%
275,000	Enterprise Prod. Operating LP 4.00% due 10/15/2007	267,569
250,000	Sempra Energy 4.621% due 5/17/2007	247,564

		515,133

Paper and Forest Products — 0.9%
250,000	Packaging Corp. of America 4.375% due 8/1/2008	242,784

Real Estate Investment Trusts — 1.4%
155,000	Avalon Bay Communities, Inc. 6.80% due 7/15/2006	155,045
250,000	EOP Operating LP 6.763% due 6/15/2007	251,970

		407,015

See notes to financial statements.

4

■	The Guardian VC Low Duration Bond Fund

Schedule of Investments (Continued)

June 30, 2006 (Unaudited)

Principal Amount		Value

Retailers — 1.8%
$250,000	CVS Corp. 3.875% due 11/1/2007	$243,376
255,000	Federated Dept. Stores 6.625% due 9/1/2008	259,074

		502,450

Services — 1.0%
275,000	Cendant Corp. 6.875% due 8/15/2006	275,270

Utilities–Electric and Water — 1.7%
230,000	American Electric Power 4.709% due 8/16/2007 (1)	227,185
250,000	Tampa Electric 5.375% due 8/15/2007	248,508

		475,693

Wireline Communications — 0.9%
250,000	Sprint Capital Corp. 6.00% due 1/15/2007	250,335

	Total Corporate Bonds (Cost $8,056,242)	7,941,751

Sovereign Debt Security — 0.9%
$250,000	United Mexican States 4.625% due 10/8/2008 (Cost $246,501)	$243,750

U.S. Government Securities — 19.6%
U.S. Government Agency Securities — 11.0%
	FHLMC
$415,000	3.15% due 12/16/2008	$393,324
	FNMA
140,000	3.75% due 3/18/2010 (2)	133,577
270,000	3.875% due 2/15/2010	256,091
1,260,000	4.50% due 10/15/2008 – 12/1/2009	1,229,610
1,080,000	5.125% due 4/15/2011	1,063,720

		3,076,322

U.S. Treasury Notes — 8.6%
	U.S. Treasury Notes
745,000	4.375% due 11/15/2008	732,254
790,000	4.50% due 11/15/2010	771,670
300,000	4.875% due 4/30/2011	296,941
595,000	5.125% due 6/30/2008	594,628

		2,395,493

	Total U.S. Government Securities (Cost $5,539,777)	5,471,815

Principal Amount		Value

Repurchase Agreement — 5.3%
$1,487,000	State Street Bank and Trust Co. repurchase agreement, dated 6/30/2006, maturity value $1,487,613 at 4.95%, due 7/3/2006 (3) (Cost $1,487,000)	$1,487,000

Total Investments — 101.4% (Cost $28,814,130)		28,373,784
Liabilities in Excess of Cash, Receivables and Other Assets — (1.4)%		(390,546)

Net Assets — 100%		$27,983,238

†	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to certain qualified buyers. At 6/30/2006, the aggregate market value of these securities amounted to $541,888 representing 1.9% of net assets which have been deemed liquid pursuant to the Fund’s liquidity procedures approved by the Board of Directors.
(1)	Floating rate note. The rate shown is the rate in effect at 6/30/2006.
(2)	Step-up bond.
(3)	The repurchase agreement is fully collateralized by $1,580,000 in U.S. Government Agency, 4.125%, due 11/18/2009, with a value of $1,518,775.

See notes to financial statements.

5

■	The Guardian VC Low Duration Bond Fund

Statement of Assets and Liabilities

June 30, 2006 (Unaudited)

ASSETS
Investments, at market (cost $28,814,130)	$28,373,784
Cash	356
Interest receivable	201,086
Receivable for fund shares sold	30,344
Other assets	496

Total Assets	28,606,066

LIABILITIES
Payable for securities purchased	594,923
Accrued expenses	13,321
Payable for fund shares redeemed	4,189
Due to GIS	10,395

Total Liabilities	622,828

Net Assets	$27,983,238

COMPONENTS OF NET ASSETS
Capital stock, at par	$2,862
Additional paid-in capital	28,648,206
Undistributed net investment income	147,298
Accumulated net realized loss on investments	(374,782)
Net unrealized depreciation of investments	(440,346)

Net Assets	$27,983,238

Shares Outstanding — $0.001 Par Value	2,862,315

Net Asset Value Per Share	$9.78

Statement of Operations

Six Months Ended

June 30, 2006 (Unaudited)

INVESTMENT INCOME
Interest	$608,215

Expenses:
Investment advisory fees — Note B	61,491
Custodian fees	19,459
Audit fees	12,794
Printing expense	4,777
Directors’ fees — Note B	1,685
Insurance expense	859
Legal fees	568
Loan commitment fees — Note H	225
Registration fees	13
Other	226

Total Expenses	102,097

Net Investment Income	506,118

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
Net realized loss on investments — Note A	(119,435)
Net change in unrealized depreciation of investments — Note C	(109,957)

Net Realized and Unrealized Loss on Investments	(229,392)

NET INCREASE IN NET ASSETS FROM OPERATIONS	$276,726

See notes to financial statements.

6

■	The Guardian VC Low Duration Bond Fund

Statements of Changes in Net Assets

	Six Months Ended June 30, 2006 (Unaudited)	Year Ended December 31, 2005 (Audited)
INCREASE/(DECREASE) IN NET ASSETS
From Operations:
Net investment income	$506,118	$760,998
Net realized loss on investments	(119,435)	(227,342)
Net change in unrealized depreciation of investments	(109,957)	(200,381)

Net Increase in Net Assets Resulting from Operations	276,726	333,275

Dividends to Shareholders from:
Net investment income	(362,348)	(760,325)

From Capital Share Transactions:
Net increase in net assets from capital share transactions — Note G	690,854	4,147,737

Net Increase in Net Assets	605,232	3,720,687

NET ASSETS:

Beginning of period	27,378,006	23,657,319

End of period*	$27,983,238	$27,378,006

* Includes undistributed net investment income of:	$147,298	$3,528

See notes to financial statements.

7

■	The Guardian VC Low Duration Bond Fund

Financial Highlights

Selected data for a share of capital stock outstanding throughout the periods indicated:

	Six Months Ended June 30, 2006 (Unaudited)		Year Ended December 31, (Audited)		Period from August 28, 2003† to December 31, 2003 (Audited)
			2005	2004
Net asset value, beginning of period	$9.81		$9.97	$10.06	$10.00

Income from investment operations:
Net investment income	0.18		0.28	0.18	0.03
Net realized and unrealized gain/(loss) on investments	(0.08)		(0.16)	(0.09)	0.07

Net increase from investment operations	0.10		0.12	0.09	0.10

Dividends and distributions to shareholders from:
Net investment income	(0.13)		(0.28)	(0.18)	(0.03)
Net realized gain on investments	—		—	—	(0.01)

Total dividends and distributions	(0.13)		(0.28)	(0.18)	(0.04)

Net asset value, end of period	$9.78		$9.81	$9.97	$10.06

Total return*	0.99	%(a)	1.25%	0.91%	0.97	%(a)

Ratios/supplemental data:
Net assets, end of period (000’s omitted)	$27,983		$27,378	$23,657	$10,840
Ratio of expenses to average net assets	0.74	%(b)	0.79%	0.81%	1.74	%(b)
Ratio of net investment income to average net assets	3.70	%(b)	2.94%	2.11%	0.93	%(b)
Portfolio turnover rate	45%		109%	90%	92%

†	Commencement of operations.
*	Total returns do not reflect the effects of charges deducted pursuant to the terms of GIAC’s variable contracts.
Inclusion of such charges would reduce the total returns for all periods shown.
(a)	Not annualized.
(b)	Annualized.

See notes to financial statements.

8

■	The Guardian VC Low Duration Bond Fund

Notes to Financial Statements

June 30, 2006 (Unaudited)

Note A.	Organization and Accounting Policies

The Guardian VC Low Duration Bond Fund (the Fund or GVLDBF) is a series of The Guardian Variable Contract Funds, Inc. (GVCF). GVCF is incorporated in the state of Maryland and is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (1940 Act). The financial statements for the other remaining series of GVCF are presented in separate reports.

Shares of GVLDBF are only sold to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. (GIAC). GIAC is a wholly-owned subsidiary of The Guardian Life Insurance Company of America.

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income, gains (losses) and expenses during the reporting period. Actual results could differ from those estimates.

Significant accounting policies of the Fund are as follows:

Investments

Pursuant to valuation procedures approved by the Board of Directors, certain debt securities may be valued each business day by an independent pricing service (Service). Debt securities for which quoted bid prices are readily available and representative of the bid side of the market, in the judgment of the Service, are valued at the bid price. Other debt securities that are valued by the Service are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions.

Other securities, including securities for which market quotations are not readily available (such as certain mortgage-backed securities, restricted securities, illiquid securities and foreign securities subject to a “significant event”) are valued at fair value as determined in good faith by or under the direction of GVCF’s Board of Directors. A “significant event” is an event that will affect the value of a portfolio security that occurs after the close of trading in the security’s primary trading market or exchange but before the Fund’s NAV is calculated.

Investing outside of the U.S. may involve certain considerations and risks not typically associated with domestic investments, including the possibility of political and economic unrest and different levels of governmental supervision and regulation of foreign securities markets.

Futures contracts are valued at the settlement prices established by the boards of trade or exchanges on which they are traded.

Repurchase agreements are carried at cost which approximates market value (see Note D). Short-term debt securities with maturities of 60 days or less are valued on an amortized cost basis which approximates market value.

Investment transactions are recorded on the date of purchase or sale. Security gains or losses are determined on an identified cost basis. Interest income, including amortization/accretion of premium/discount, is accrued daily.

Foreign Currency Translation

GVLDBF is permitted to buy international securities that are not U.S. dollar denominated. GVLDBF’s books and records are maintained in U.S. dollars as follows:

(1)  The foreign currency market value of investment securities and other assets and liabilities stated in foreign currencies are translated into U.S. dollars at the current rate of exchange.

(2)  Security purchases and sales, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions.

The resulting gains and losses are included in the Statement of Operations as follows:

Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Realized foreign exchange gains and losses, which result from changes in foreign exchange rates between the date on which GVLDBF earns dividends and interest or pays foreign withholding taxes or other expenses and the date on which U.S. dollar equivalent amounts are actually received or paid, are included in net realized gains or losses on foreign currency related transactions. Realized foreign exchange gains and losses which result from changes in foreign exchange rates between the trade and settlement dates on security and currency transactions are also included in net realized gains and losses on foreign currency related transactions. Net currency gains and losses from valuing other assets and liabilities denominated in foreign currency at the

9

■	The Guardian VC Low Duration Bond Fund

Notes to Financial Statements (Continued)

June 30, 2006 (Unaudited)

period end exchange rate are reflected in net change in unrealized appreciation or depreciation from translation of other assets and liabilities denominated in foreign currencies.

Futures Contracts

GVLDBF may enter into financial futures contracts for the delayed delivery of securities, currency or contracts based on financial indices at a fixed price on a future date. In entering into such contracts, GVLDBF is required to deposit either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by GVLDBF each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as variation margins by GVLDBF. The daily changes in the variation margin are recognized as unrealized gains or losses by GVLDBF. GVLDBF’s investments in financial futures contracts are designed to hedge against anticipated future changes in interest or exchange rates or securities prices. In addition, GVLDBF may enter into financial futures contracts for non-hedging purposes. Should interest or exchange rates, securities prices or prices of futures contracts move unexpectedly, GVLDBF may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

Dividend Distributions

Dividends from net investment income are declared and paid semi-annually for GVLDBF. Net realized short-term and long-term capital gains for GVLDBF will be distributed at least annually. All such dividends and distributions are credited in the form of additional shares of GVLDBF at the net asset value on the ex-dividend date.

All dividends and distributions are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations. Differences between the recognition of income on an income tax basis and recognition of income based on GAAP may cause temporary overdistributions of net realized gains and net investment income on a GAAP basis.

Taxes

GVLDBF has qualified and intends to remain qualified to be taxed as a “regulated investment company” under the provisions of the U.S. Internal Revenue Code (Code), and as such will not be subject to federal income tax on taxable income (including any realized capital gains) which is distributed in accordance with the provisions of the Code. Therefore, no federal income tax provision is required.

Reclassification of Capital Accounts

The treatment for financial statement purposes of distributions made during the year from net investment income and net realized gains may differ from their ultimate treatment for federal income tax purposes. These differences primarily are caused by differences in the timing of the recognition of certain components of income or capital gains, and the recharacterization of foreign exchange gains or losses to either ordinary income or realized capital gains for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications would have no effect on net assets, results of operations, or net asset value per share of the Fund.

Note B.	Investment Advisory Agreements and Payments to or from Related Parties

The Fund has an investment advisory agreement with Guardian Investor Services LLC (GIS), a wholly-owned subsidiary of GIAC. Fees for investment advisory are at an annual rate of 0.45% of the average daily net assets of the Fund.

The Guardian Fund Complex pays directors who are not “interested persons” (as defined in the 1940 Act) fees consisting of a $5,000 per meeting fee and an annual retainer of $30,500, allocated among all funds in the Guardian Fund Complex based on their relative average daily net assets. Board committee members also receive a fee of $2,000 per committee meeting, which also is allocated among all funds in the Guardian Fund Complex based on their relative average daily net assets. Additional compensation is paid to the Chairmen of the Nominating and Governance Committee and the Audit Committee, respectively. GIS pays compensation to certain directors who are interested persons. Certain officers and directors of the Fund are affiliated with GIS.

Note C.	Investment Transactions

Purchases and proceeds from sales of securities (excluding short-term securities) amounted to $13,642,615 and $12,132,332, respectively, during the six months ended June 30, 2006.

The cost of investments owned at June 30, 2006 for federal income tax purposes was substantially the same as the cost for financial reporting purposes. The gross unrealized appreciation and depreciation of investments at June 30, 2006 aggregated $7,793 and $448,139, respectively, resulting in net unrealized depreciation of $440,346.

10

■	The Guardian VC Low Duration Bond Fund

Notes to Financial Statements (Continued)

June 30, 2006 (Unaudited)

Note D.	Repurchase Agreements

The collateral for repurchase agreements is either cash or fully negotiable U.S. government securities. Repurchase agreements are fully collateralized (including the interest earned thereon) and such collateral is marked-to-market daily while the agreements remain in force. If the value of the collateral falls below the value of the repurchase price plus accrued interest, GVLDBF will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, GVLDBF maintains the right to sell the collateral and may claim any resulting loss against the seller.

Note E.	Reverse Repurchase Agreements

GVLDBF may enter into reverse repurchase agreements with banks or third party broker-dealers to borrow short-term funds. Interest on the value of reverse repurchase agreements issued and outstanding is based upon competitive market rates at the time of issuance. At the time GVLDBF enters into a reverse repurchase agreement, GVLDBF establishes and segregates cash, U.S. government securities or liquid, unencumbered securities that are marked-to-market daily. The value of such segregated assets must be at least equal to the value of the repurchase obligation (principal plus accrued interest), as applicable. Reverse repurchase agreements involve the risk that the buyer of the securities sold by GVLDBF may be unable to deliver the securities when GVLDBF seeks to repurchase them.

Note F.	Dollar Roll Transactions

GVLDBF may enter into dollar rolls (principally using TBA’s) in which GVLDBF sells mortgage securities for delivery in the current month and simultaneously contracts to repurchase similar securities at an agreed-upon price on a fixed date. The securities repurchased will bear the same interest as those sold, but generally will be collateralized at the time of delivery by different pools of mortgages with different prepayment histories than those securities sold. During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principal payments on the securities sold. Dollar roll transactions involve the risk that the buyer of the securities sold by GVLDBF may be unable to deliver the securities when the GVLDBF seeks to repurchase them. GVLDBF is compensated by the difference between the current sales price and the forward price for the future purchase (often referred to as the “drop”), as well as by the interest earned on the cash proceeds of the initial sale. Dollar rolls may increase fluctuations in GVLDBF’s net asset value and may be viewed as a form of leverage.

Note G.	Transactions in Capital Stock

There are 100,000,000 shares of $0.001 par value capital stock authorized for GVLDBF. Transactions in capital stock were as follows:

	Six Months Ended June 30, 2006 (Unaudited)	Year Ended December 31, 2005 (Audited)	Six Months Ended June 30, 2006 (Unaudited)	Year Ended December 31, 2005 (Audited)
	Shares		Amount
Shares sold	446,284	960,622	$4,396,390	$9,549,032
Shares issued in reinvestment of dividends	37,049	77,224	362,348	760,325
Shares repurchased	(413,200)	(619,309)	(4,067,884)	(6,161,620)

Net increase	70,133	418,537	$690,854	$4,147,737

Note H.	Line of Credit

A $100,000,000 line of credit available to GVLDBF and other related Guardian Funds has been established with State Street Bank and Trust Company and Bank of Montreal. The rate of interest charged on any borrowing is based upon the prevailing Federal Funds rate at the time of the loan plus 0.50% calculated on a 360 day basis per annum. For the six months ended June 30, 2006, none of the funds borrowed against this line of credit.

The funds are obligated to pay State Street Bank and Trust Company and Bank of Montreal a commitment fee computed at a rate of 0.08% per annum on the average daily unused portion of the revolving credit.

11

■	The Guardian VC Low Duration Bond Fund

Board Approval of Investment Management Agreements (Unaudited)

The Boards of Directors of The Guardian Variable Contract Funds, Inc. (“GVCF”), GIAC Funds, Inc. (“GIAC”), The Guardian Bond Fund, Inc. (“GBF” and a “Fund”) and The Guardian Cash Fund, Inc. (“GCF” and a “Fund”) (together, the series of GVCF and GIAC, and GBF and GCF are referred to as the “Funds,”) approved the renewal of the management agreement for each Fund and, as applicable, the subadvisory agreement for each Fund on November 17, 2005. As a part of the renewal process, the Boards of Directors of GVCF, GIAC, GBF and GCF met independently of Fund management and of the interested Board Members to consider the renewal of: (1) the management agreement (“Management Agreement”) between each of the Funds and Guardian Investor Services LLC (“GIS”) or as applicable, Guardian Baillie Gifford Limited (“GBG” and together with GIS, each referred to as a “Manager”); (2) as applicable, the subadvisory agreements (each a “Subadvisory Agreement”) between GBG and Baillie Gifford Overseas Limited (“BGO”) and the subadvisory agreements between GIS and UBS Global Asset Management (Americas) Inc. (“UBS” and together with BGO, each referred to as a “Subadvisor”). (The Management Agreements and the Subadvisory Agreements are together referred to as the “Advisory Agreements.”) As part of the review process, the Independent Directors were represented by independent legal counsel. The Independent Directors reviewed comprehensive materials received from the Managers, Subadvisors and independent counsel in connection with contract review. The Independent Directors noted that each Board also received regular information throughout the year regarding performance and operating results of each Fund and that in evaluating the Advisory Agreements, they were taking into account their accumulated experience as Board members in working with the Managers on matters relating to the Funds.

In preparation for the review process, the Independent Directors met with independent legal counsel and discussed the type and nature of information to be provided and sent a formal request for information to Fund management. The Managers and Subadvisors provided extensive information to all Board members in response to the request. Among other information, the Independent Directors reviewed materials to assess the services provided by each Manager and Subadvisor, and, as applicable, information comparing the performance, advisory fees and expense ratios of each Fund to other mutual funds, information about the profitability from the Advisory Agreements to the Managers and to the Subadvisors, information about economies of scale and information about the other benefits to the Managers and Subadvisors and their affiliates resulting from their relationship with the Funds (“fall-out benefits”). The Independent Directors reviewed comparative performance and management fee and expense ratios of peer groups of funds selected by Morningstar, Inc. (“Morningstar”). The Independent Directors also received a memorandum from independent legal counsel advising them of their duties and responsibilities in connection with the review of the Advisory Agreements. In preparation for the November 17th meeting, the Independent Directors met on November 3, 2005, to review and discuss with independent legal counsel the information provided by Morningstar.

Based upon their review, the Independent Directors concluded that it was in the best interest of each Fund to renew each relevant Advisory Agreement and, accordingly, recommended to the full Board of each Fund the renewal of each applicable Advisory Agreement. In reaching this conclusion for each Fund, the Independent Directors did not identify any single factor or group of factors as all important or controlling and considered all factors together.

Management Agreements

Nature, Quality and Extent of Services. In reviewing the nature, quality and extent of services provided by the Managers, the Independent Directors considered the services provided by each Manager under the Management Agreements, including administrative services. The Independent Directors considered the experience and skills of senior management responsible for fund operations, the experience and skills of the personnel performing the functions under each Management Agreement and the resources made available to such personnel, the ability of the Managers to attract and retain high-quality personnel, and the organizational depth of the Managers. The Independent Directors concluded that appropriate resources were provided under each Management Agreement. The Independent Directors also considered the delegation of day-to-day portfolio management responsibility to UBS with respect to the Guardian UBS VC Large Cap Value Fund and the Guardian UBS VC Small Cap Value Fund and to BGO with respect to the Baillie Gifford International Growth Fund and the Baillie Gifford Emerging Markets Fund and the Managers’ ability to supervise the activities of the Subadvisors. The Independent Directors concluded each Manager’s supervisory program was satisfactory. The Independent Directors also considered the compliance program established by the Managers and the level of compliance attained by the Managers. Further, the Independent Directors considered that each Manager has had a long-term relationship with the Funds and has demonstrated its past and future commitment to support the Funds. The Independent Directors concluded that a long-term relationship with a capable, conscientious adviser was in the best interest of each Fund. Based upon all relevant factors, the Independent Directors concluded that the nature, quality and extent of the services provided by the Managers to each applicable Fund were satisfactory.

12

■	The Guardian VC Low Duration Bond Fund

Board Approval of Investment Management Agreements (Unaudited) (Continued)

Investment Performance. The Independent Directors reviewed each Fund’s investment performance over short-term (one-year) and longer-term (three year, five year and ten year) periods, as applicable, and compared those returns to various agreed-upon performance measures, including market indices and peer groups. The Independent Directors received comparative performance information prepared by Morningstar. The Independent Directors also considered whether investment results were consistent with a Fund’s investment objective(s) and policies. For most Funds, the Independent Directors concluded that investment performance met acceptable levels of investment performance. For Funds that experienced underperformance, the Independent Directors reviewed the reasons for the underperformance and the remedial measures taken by the Manager to improve performance. The Independent Directors concluded that the Managers have in place an effective process to monitor performance and that reasonable steps had been implemented to address circumstances of underperformance where appropriate. Therefore, the Independent Directors concluded that it was in the best interests of the Funds to renew the Management Agreements and to continue to closely monitor performance with a particular emphasis on those Funds experiencing underperformance.

Fees and Expenses. The Independent Directors considered each Fund’s management fees and net expense ratios. The Independent Directors received information, based on data supplied by Morningstar, comparing each Fund’s management fee rates and total net expense ratio to advisory fees and total net expense ratios of the mutual funds in its peer group (as selected by Morningstar). The Independent Directors also received and considered information on fee waivers and/or reimbursements for each Fund compared to those of its peer group. The Independent Directors noted that a number of the Funds have received fee waivers for many years and that such fee waivers remained current through the time of the review process.

The Independent Directors also compared each Fund’s management fee rates to fees charged by the Manager for comparable mutual funds. For each Fund, the Independent Directors reviewed the fees charged by other advisors for mutual funds in the Fund’s peer group. GIS provided information on the advisory fees it charges its two institutional accounts and noted the information was not comparable with the Funds because the investment objectives and management style of the institutional accounts were very different than those of the Funds. GBG has no clients other than the Funds.

On the basis of all information provided, the Independent Directors concluded that the management fee schedules for each Fund were reasonable and appropriate in light of the nature, quality and extent of services provided by the Manager.

Profitability. The Independent Directors reviewed detailed information regarding revenues received by each Manager under each Management Agreement, including identification of the estimated direct and indirect costs of the Managers of providing those services to each Fund that are covered under the Management Agreements. The Independent Directors also received information regarding the enterprise-wide profitability of the Managers with respect to all fund services in totality.

For all Funds, based upon the profitability percentage provided, the Independent Directors concluded that the profitability to the applicable Manager from the management of each Fund was not unreasonable.

Economies of Scale. The Independent Directors considered whether there are economies of scale with respect to the management of each Fund and whether the Funds benefit from any such economies of scale through breakpoints in fees or otherwise. The Independent Directors noted that the Guardian UBS VC Small Cap Value Fund and the Guardian Cash Fund had management fee schedules that each contained one breakpoint. The Independent Directors also considered whether the effective management fee rate for each Fund under the Management Agreement is reasonable in relation to the asset size of such Fund. The Independent Directors noted GIS’s representation that it did not anticipate that the Funds would experience any significant economies in the near future, given their asset size. The Independent Directors concluded that, in light of the Funds’ current asset levels, the fee schedule for each Fund reflects an appropriate level of sharing of any economies of scale.

Other Benefits to Manager. The Independent Directors also considered the character and amount of other incidental benefits received by the Managers and their affiliates as a result of their relationship with the Funds. The Independent Directors noted the Managers’ representation that each has the ability to obtain proprietary research as a result of the Funds’ brokerage business that may be used for the benefit of the Funds and other clients of the Managers. The Independent Directors concluded that management fees for each Fund were reasonable in light of these fall-out benefits.

Specific Fund Findings

The Guardian VC Low Duration Bond Fund

In determining to recommend renewal of the Management Agreement, the Independent Directors noted the underperformance of the Fund relative to its peer group during the one-year period reviewed, but concluded that a longer than one-year period was

13

■	The Guardian VC Low Duration Bond Fund

Board Approval of Investment Management Agreements (Unaudited) (Continued)

needed to assess performance. Given their conclusion that the management fee rate was within an acceptable range of the peer group’s median, the Independent Directors determined that it was appropriate to renew the Management Agreement.

Overall Conclusions

Based upon all of the information considered and the conclusions reached, the Independent Directors determined that the terms of each Advisory Agreement continue to be fair and reasonable and that the continuation of each Advisory Agreement is in the best interests of each Fund.

14

■	The Guardian VC Low Duration Bond Fund

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information regarding how the Fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2006, is available free of charge upon request by logging on to www.guardianinvestor.com or the Securities and Exchange Commission’s (SEC) website at www.sec.gov.

Form N-Q

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each year on the Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov, and can be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330.

Code of Ethics

The Fund has adopted a code of ethics for its Principal Executive Officer and Principal Financial Officers (the “Code”). The purpose of the Code is to promote, among other things: honest and ethical conduct, including the handling of conflicts of interest; full, fair, accurate, timely and understandable disclosure in reports and documents filed with the SEC; and compliance with applicable laws and regulations. A copy of the Code has been filed with the SEC on Form N-CSR and can be obtained on the SEC’s website at www.sec.gov.

Copies for all of the above can be obtained free of charge by calling 1-800-221-3253 or by writing to Guardian Investor Services LLC at 7 Hanover Square, New York, New York 10004.

15

■ The Guardian UBS VC Large Cap Value Fund	Semiannual Report To Contractowners

John Leonard,

Lead Portfolio Manager

Objective:

Seeks to maximize total return, consisting of capital appreciation and current income

Portfolio:

At least 80% in equity securities issued by companies with a large market capitalization at the time of purchase

Inception Date:

February 3, 2003

Net Assets at

June 30, 2006:

$57,511,171

Top Ten Holdings  (As of 6/30/2006)

Company	Percentage of Total Net Assets
Citigroup, Inc.	5.69%
Wells Fargo & Co.	4.43%
Marathon Oil Corp.	4.20%
Morgan Stanley	4.04%
Exxon Mobil Corp.	3.58%
J.P. Morgan Chase & Co.	3.38%
Wyeth	2.77%
American Int’l. Group, Inc.	2.74%
Exelon Corp.	2.48%
Sprint Nextel Corp.	2.37%

Sector Weightings vs. Index  (As of 6/30/2006)

Average Annual Total Returns  (For periods ended 6/30/2006)

	Year to Date	1 Yr	5 Yrs	10 Yrs	Since Inception 2/3/2003
The Guardian UBS VC Large Cap Value Fund	4.30%	12.04%	—	—	17.20%
Russell 1000 Value Index	6.56%	12.10%	—	—	18.06%

About information in this report:

•	All performance data quoted is historical and the results represent past performance and neither guarantee nor predict future investment results. To obtain performance data current to the most recent month (available within 7 business days of the most recent month end), please call us at (800) 221-3253 or visit our website at www.guardianinvestor.com. Current performance may be higher or lower than the performance quoted here. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.
•	It is important to consider the Fund’s investment objectives, risks, fees and expenses before investing. All funds involve some risk, including possible loss of the principal amount invested.
•	The Russell 1000 Value Index offers investors access to the large-cap value segment of the U.S. equity universe. The Russell 1000 Value is constructed to provide a comprehensive and unbiased barometer of the large-cap value market. Based on ongoing empirical research of investment manager behavior, the methodology used to determine growth probability approximates the aggregate large-cap value manager’s opportunity set. Index returns are provided for comparative purposes. Please note that the index is unmanaged and not available for direct investment and its returns do not reflect the fees and expenses that have been deducted from the Fund.
•	Total return figures are historical and assume the reinvestment of dividends and distributions and the deduction of all Fund expenses. The actual total returns for owners of variable annuity contracts or variable life insurance policies that provide for investment in the Fund will be lower to reflect separate account and contract/policy charges. The return figures shown do not reflect the deduction of taxes that a contractowner may pay on distributions or redemption of units.

THE GUARDIAN UBS VC LARGE CAP VALUE FUND	1

■ The Guardian UBS VC Large Cap Value Fund	Semiannual Report To Contractowners

Fund Expenses

By investing in the Fund, you incur two types of costs: (1) transaction costs, including, as applicable, sales charges on purchase payments, reinvested dividends, or other distributions; redemption fees and exchange fees; and (2) ongoing costs, including, as applicable, management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other underlying funds.

The example is based on an investment of $1,000 invested on January 1, 2006 and held for six months ended June 30, 2006.

Actual Expenses

The first line in the table provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2006	Ending Account Value June 30, 2006	Expenses Paid During the Period*	Annualized Expense Ratio
Actual	$1,000	$1,043.00	$5.07	1.00%
Hypothetical (5% return before expenses)	$1,000	$1,019.84	$5.01	1.00%

*	Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the Fund’s most recent fiscal half-year).

2	THE GUARDIAN UBS VC LARGE CAP VALUE FUND

■	The Guardian UBS VC Large Cap Value Fund

Schedule of Investments

June 30, 2006 (Unaudited)

Shares		Value
Common Stocks — 96.5%
Aerospace and Defense — 2.6%
10,400	Lockheed Martin Corp.	$746,096
11,200	Northrop Grumman Corp.	717,472

		1,463,568

Air Freight and Logistics — 1.9%
9,100	FedEx Corp.	1,063,426

Auto Components — 3.2%
8,200	BorgWarner, Inc.	533,820
16,000	Johnson Controls, Inc.	1,315,520

		1,849,340

Automobiles — 0.8%
8,300	Harley-Davidson, Inc.	455,587

Beverages — 1.2%
14,900	Anheuser-Busch Cos., Inc.	679,291

Biotechnology — 0.7%
6,700	Cephalon, Inc.*	402,670

Building Products — 1.9%
36,100	Masco Corp.	1,070,004

Capital Markets — 7.5%
37,000	Mellon Financial Corp.	1,273,910
36,800	Morgan Stanley	2,326,128
13,300	Northern Trust Corp.	735,490

		4,335,528

Commercial Banks — 8.8%
36,700	Fifth Third Bancorp	1,356,065
16,700	PNC Financial Svcs. Group	1,171,839
38,000	Wells Fargo & Co.	2,549,040

		5,076,944

Commercial Services and Supplies — 0.8%
29,100	Cendant Corp.	474,039

Diversified Financial Services — 10.8%
20,358	Bank of America Corp.	979,220
67,800	Citigroup, Inc.	3,270,672
46,300	J.P. Morgan Chase & Co.	1,944,600

		6,194,492

Diversified Telecommunication Services — 2.2%
40,300	AT & T, Inc.	1,123,967
3,408	Embarq Corp.*	139,694

		1,263,661

Electric Utilities — 6.1%
27,600	American Electric Power, Inc.	945,300
25,100	Exelon Corp.	1,426,433
28,600	Northeast Utilities	591,162
22,000	Pepco Hldgs., Inc.	518,760

		3,481,655

Energy Equipment and Services — 2.5%
5,700	Baker Hughes, Inc.	466,545
5,800	ENSCO Int’l., Inc.	266,916
12,500	GlobalSantaFe Corp.	721,875

		1,455,336

Food and Staples Retailing — 3.4%
20,000	Costco Wholesale Corp.	1,142,600
37,200	Kroger Co.	813,192

		1,955,792

Shares		Value
Health Care Providers and Services — 3.6%
5,100	Caremark Rx, Inc.	$254,337
14,100	Medco Health Solutions, Inc.*	807,648
23,000	UnitedHealth Group, Inc.	1,029,940

		2,091,925

Information Technology Services — 1.1%
22,200	Accenture Ltd. – Class A	628,704

Insurance — 5.8%
14,700	Allstate Corp.	804,531
26,700	American Int’l. Group, Inc.	1,576,635
11,500	Hartford Financial Svcs. Group, Inc.	972,900

		3,354,066

Internet and Catalog Retail — 0.4%
16,100	Expedia, Inc.*	241,017

Machinery — 2.2%
26,400	Illinois Tool Works, Inc.	1,254,000

Media — 4.9%
34,300	News Corp. – Class A	657,874
13,100	Omnicom Group, Inc.	1,167,079
48,400	The DIRECTV Group, Inc.*	798,600
6,100	Univision Comm., Inc. – Class A*	204,350

		2,827,903

Multi–Utilities — 1.8%
21,500	NiSource, Inc.	469,560
12,600	Sempra Energy	573,048

		1,042,608

Oil, Gas and Consumable Fuels — 7.8%
33,600	Exxon Mobil Corp.	2,061,360
29,000	Marathon Oil Corp.	2,415,700

		4,477,060

Pharmaceuticals — 4.8%
26,100	Bristol-Myers Squibb Corp.	674,946
8,400	Johnson & Johnson	503,328
35,900	Wyeth	1,594,319

		2,772,593

Road and Rail — 2.2%
16,000	Burlington Northern Santa Fe	1,268,000

Software — 3.4%
50,400	Microsoft Corp.	1,174,320
50,500	Symantec Corp.*	784,770

		1,959,090

Thrifts and Mortgage Finance — 1.7%
17,500	Federal Home Loan Mortgage Corp.	997,675

Wireless Telecommunication Services — 2.4%
68,174	Sprint Nextel Corp.	1,362,798

	Total Common Stocks (Cost $41,568,307)	55,498,772

Exchange-Traded Fund — 2.4%
10,600	S&P Depositary Receipts Trust Series I exp. 12/31/2099 (Cost $1,314,780)	$1,349,168

See notes to financial statements.

3

■	The Guardian UBS VC Large Cap Value Fund

Schedule of Investments (Continued)

June 30, 2006 (Unaudited)

Principal Amount		Value
Repurchase Agreement — 1.1%

$636,000	State Street Bank and Trust Co. repurchase agreement, dated 6/30/2006, maturity value $636,262 at 4.95%, due 7/3/2006 (1) (Cost $636,000)	$636,000

Total Investments — 100.0% (Cost $43,519,087)		57,483,940
Cash, Receivables, and Other Assets Less Liabilities — 0.0%		27,231

Net Assets — 100%		$57,511,171

*	Non-income producing security.
(1)	The repurchase agreement is fully collateralized by $715,000 in U.S. Government Agency, 5.50%, due 7/14/2028, with a value of $653,042.

See notes to financial statements.

4

■	The Guardian UBS VC Large Cap Value Fund

Statement of Assets and Liabilities

June 30, 2006 (Unaudited)

ASSETS
Investments, at market (cost $43,519,087)	$57,483,940
Cash	61
Receivable for fund shares sold	118,036
Dividends receivable	53,569
Receivable for securities sold	34,195
Interest receivable	87
Other assets	1,076

Total Assets	57,690,964

LIABILITIES
Payable for fund shares redeemed	70,517
Payable for securities purchased	53,577
Accrued expenses	17,275
Due to GIS	38,424

Total Liabilities	179,793

Net Assets	$57,511,171

COMPONENTS OF NET ASSETS
Capital stock, at par	$4,522
Additional paid-in capital	42,569,397
Undistributed net investment income	41,611
Accumulated net realized gain on investments	930,788
Net unrealized appreciation of investments	13,964,853

Net Assets	$57,511,171

Shares Outstanding — $0.001 Par Value	4,522,415

Net Asset Value Per Share	$12.72

Statement of Operations

Six Months Ended

June 30, 2006 (Unaudited)

INVESTMENT INCOME
Dividends	$611,811
Interest	16,385

Total Income	628,196

Expenses:
Investment advisory fees — Note B	241,514
Custodian fees	24,806
Audit fees	12,307
Printing expense	5,298
Directors’ fees — Note B	3,816
Insurance expense	2,113
Legal fees	1,428
Loan commitment fees — Note F	559
Registration fees	36
Other	226

Total Expenses	292,103

Net Investment Income	336,093

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
Net realized gain on investments — Note A	1,005,182
Net change in unrealized appreciation of investments — Note C	1,189,227

Net Realized and Unrealized Gain on Investments	2,194,409

NET INCREASE IN NET ASSETS FROM OPERATIONS	$2,530,502

See notes to financial statements.

5

■	The Guardian UBS VC Large Cap Value Fund

Statements of Changes in Net Assets

	Six Months Ended June 30, 2006 (Unaudited)	Year Ended December 31, 2005 (Audited)
INCREASE/(DECREASE) IN NET ASSETS
From Operations:
Net investment income	$336,093	$722,784
Net realized gain on investments	1,005,182	7,969,413
Net change in unrealized appreciation of investments	1,189,227	(3,610,213)

Net Increase in Net Assets Resulting from Operations	2,530,502	5,081,984

Dividends and Distributions to Shareholders from:
Net investment income	(297,996)	(747,978)
Net realized gain on investments	(917,319)	(7,973,280)

Total Dividends and Distributions to Shareholders	(1,215,315)	(8,721,258)

From Capital Share Transactions:
Net decrease in net assets from capital share transactions — Note E	(1,908,248)	(12,151,920)

Net Decrease in Net Assets	(593,061)	(15,791,194)

NET ASSETS:

Beginning of period	58,104,232	73,895,426

End of period*	$57,511,171	$58,104,232

* Includes undistributed net investment income of:	$41,611	$3,514

See notes to financial statements.

6

■	The Guardian UBS VC Large Cap Value Fund

Financial Highlights

Selected data for a share of capital stock outstanding throughout the periods indicated:

	Six Months Ended June 30, 2006 (Unaudited)		Year Ended December 31, (Audited)		Period from February 3, 2003† to December 31, 2003 (Audited)
			2005	2004
Net asset value, beginning of period	$12.47		$13.35	$12.82	$10.00

Income from investment operations:
Net investment income	0.08		0.19	0.14	0.14
Net realized and unrealized gain on investments	0.45		1.09	1.57	3.06

Net increase from investment operations	0.53		1.28	1.71	3.20

Dividends and distributions to shareholders from:
Net investment income	(0.07)		(0.19)	(0.14)	(0.14)
Net realized gain on investments	(0.21)		(1.97)	(1.04)	(0.24)

Total dividends and distributions	(0.28)		(2.16)	(1.18)	(0.38)

Net asset value, end of period	$12.72		$12.47	$13.35	$12.82

Total return*	4.30	%(a)	9.63%	13.74%	32.07	%(a)

Ratios/supplemental data:
Net assets, end of period (000’s omitted)	$57,511		$58,104	$73,895	$58,493
Ratio of expenses to average net assets	1.00	%(b)	1.02%	0.97%	1.08	%(b)
Ratio of net investment income to average net assets	1.16	%(b)	1.21%	1.12%	1.27	%(b)
Portfolio turnover rate	13%		40%	41%	48%

†	Commencement of operations.
*	Total returns do not reflect the effects of charges deducted pursuant to the terms of GIAC’s variable contracts.
Inclusion of such charges would reduce the total returns for all periods shown.
(a)	Not annualized.
(b)	Annualized.

See notes to financial statements.

7

■	The Guardian UBS VC Large Cap Value Fund

Notes to Financial Statements

June 30, 2006 (Unaudited)

Note A.	Organization and Accounting Policies

The Guardian UBS VC Large Cap Value Fund (the Fund or GLCVF) is a series of The Guardian Variable Contract Funds, Inc. (GVCF). GVCF is incorporated in the state of Maryland and is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (1940 Act). The financial statements for the other remaining series of GVCF are presented in separate reports.

Shares of GLCVF are only sold to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. (GIAC). GIAC is a wholly-owned subsidiary of The Guardian Life Insurance Company of America.

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income, gains (losses) and expenses during the reporting period. Actual results could differ from those estimates.

Significant accounting policies of the Fund are as follows:

Investments

Securities listed on national securities exchanges are valued at the last sale price on such exchanges, or if no sale occurred, at the mean of the closing bid and asked prices. Securities that are traded on the NASDAQ National Securities Market are valued at the NASDAQ Official Closing Price.

Pursuant to valuation procedures approved by the Board of Directors, certain debt securities may be valued each business day by an independent pricing service (Service). Debt securities for which quoted bid prices are readily available and representative of the bid side of the market, in the judgment of the Service, are valued at the bid price. Other debt securities that are valued by the Service are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions.

Other securities, including securities for which market quotations are not readily available (such as restricted securities, illiquid securities and foreign securities subject to a “significant event”) are valued at fair value as determined in good faith by or under the direction of GVCF’s Board of Directors. A “significant event” is an event that will affect the value of a portfolio security that occurs after the close of trading in the security’s primary trading market or exchange but before the Fund’s NAV is calculated.

Investing outside of the U.S. may involve certain considerations and risks not typically associated with domestic investments, including the possibility of political and economic unrest and different levels of governmental supervision and regulation of foreign securities markets.

Futures contracts are valued at the settlement prices established by the boards of trade or exchanges on which they are traded.

Repurchase agreements are carried at cost which approximates market value (see Note D).

Investment transactions are recorded on the date of purchase or sale. Security gains or losses are determined on an identified cost basis. Interest income, including amortization/accretion of premium/discount, is accrued daily. Dividend income is recorded on the ex-dividend date.

Foreign Currency Translation

GLCVF is permitted to buy international securities that are not U.S. dollar denominated. GLCVF’s books and records are maintained in U.S. dollars as follows:

(1)  The foreign currency market value of investment securities and other assets and liabilities stated in foreign currencies are translated into U.S. dollars at the current rate of exchange.

(2)  Security purchases and sales, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions.

The resulting gains and losses are included in the Statement of Operations as follows:

Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Realized foreign exchange gains and losses, which result from changes in foreign exchange rates between the date on which GLCVF earns dividends and interest or pays foreign withholding taxes or other expenses and the date on which U.S. dollar equivalent amounts are actually received or paid, are included in net realized gains or losses

8

■	The Guardian UBS VC Large Cap Value Fund

Notes to Financial Statements (Continued)

June 30, 2006 (Unaudited)

on foreign currency related transactions. Realized foreign exchange gains and losses which result from changes in foreign exchange rates between the trade and settlement dates on security and currency transactions are also included in net realized gains and losses on foreign currency related transactions. Net currency gains and losses from valuing other assets and liabilities denominated in foreign currency at the period end exchange rate are reflected in net change in unrealized appreciation or depreciation from translation of other assets and liabilities denominated in foreign currencies.

Forward Foreign Currency Contracts

GLCVF may enter into forward foreign currency contracts in connection with planned purchases or sales of securities, or to hedge against changes in currency exchange rates affecting the values of its investments that are denominated in a particular currency. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward exchange rate. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Fluctuations in the value of forward foreign currency contracts are recorded for book purposes as unrealized gains or losses from translation of other assets and liabilities denominated in foreign currencies by GLCVF. When forward contracts are closed, GLCVF will record realized gains or losses equal to the difference between the values of such forward contracts at the time each was opened and the values at the time each was closed. Such amounts are recorded in net realized gains or losses on foreign currency related transactions. GLCVF will not enter into a forward foreign currency contract if such contract would obligate it to deliver an amount of foreign currency in excess of the value of its portfolio securities or other assets denominated in that currency.

Futures Contracts

GLCVF may enter into financial futures contracts for the delayed delivery of securities, currency or contracts based on financial indices at a fixed price on a future date. In entering into such contracts, GLCVF is required to deposit either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by GLCVF each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as variation margins by GLCVF. The daily changes in the variation margin are recognized as unrealized gains or losses by GLCVF. GLCVF’s investments in financial futures contracts are designed to hedge against anticipated future changes in interest or exchange rates or securities prices. In addition, GLCVF may enter into financial futures contracts for non-hedging purposes. Should interest or exchange rates, securities prices or prices of futures contracts move unexpectedly, GLCVF may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

Dividend Distributions

Dividends from net investment income are declared and paid semi-annually for GLCVF. Net realized short-term and long-term capital gains for GLCVF will be distributed at least annually. All such dividends and distributions are credited in the form of additional shares of GLCVF at the net asset value on the ex-dividend date.

All dividends and distributions are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations. Differences between the recognition of income on an income tax basis and recognition of income based on GAAP may cause temporary overdistributions of net realized gains and net investment income on a GAAP basis.

Taxes

GLCVF has qualified and intends to remain qualified to be taxed as a “regulated investment company” under the provisions of the U.S. Internal Revenue Code (Code), and as such will not be subject to federal income tax on taxable income (including any realized capital gains) which is distributed in accordance with the provisions of the Code. Therefore, no federal income tax provision is required.

Reclassification of Capital Accounts

The treatment for financial statement purposes of distributions made during the year from net investment income and net realized gains may differ from their ultimate treatment for federal income tax purposes. These differences primarily are caused by differences in the timing of the recognition of certain components of income or capital gains, and the recharacterization of foreign exchange gains or losses to either ordinary income or realized capital gains for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications would have no effect on net assets, results of operations, or net asset value per share of the Fund.

9

■	The Guardian UBS VC Large Cap Value Fund

Notes to Financial Statements (Continued)

June 30, 2006 (Unaudited)

Note B.	Investment Advisory Agreements and Payments to or from Related Parties

The Fund has an investment advisory agreement with Guardian Investor Services LLC (GIS), a wholly-owned subsidiary of GIAC. Fees for investment advisory are at an annual rate of 0.83% of the average daily net assets of the Fund. GIS has entered into a sub-investment advisory agreement with UBS Global Asset Management (Americas), Inc. (UBS Global AM). UBS Global AM is responsible for the day-to-day management of GLCVF. GIS continually monitors and evaluates the performance of UBS Global AM. As compensation for its services, GIS pays UBS Global AM at an annual rate of 0.43% of GLCVF’s average daily net assets. Payment of sub-investment advisory fees does not represent a separate or additional expense to GLCVF.

The Guardian Fund Complex pays directors who are not “interested persons” (as defined in the 1940 Act) fees consisting of a $5,000 per meeting fee and an annual retainer of $30,500, allocated among all funds in the Guardian Fund Complex based on their relative average daily net assets. Board committee members also receive a fee of $2,000 per committee meeting, which also is allocated among all funds in the Guardian Fund Complex based on their relative average daily net assets. Additional compensation is paid to the Chairmen of the Nominating and Governance Committee and the Audit Committee, respectively. GIS pays compensation to certain directors who are interested persons. Certain officers and directors of the Fund are affiliated with GIS.

Note C.	Investment Transactions

Purchases and proceeds from sales of securities (excluding short-term securities) amounted to $7,521,416 and $10,218,336, respectively, during the six months ended June 30, 2006.

The cost of investments owned at June 30, 2006 for federal income tax purposes was substantially the same as the cost for financial reporting purposes. The gross unrealized appreciation and depreciation of investments at June 30, 2006 aggregated $14,557,981 and $593,128, respectively, resulting in net unrealized appreciation of $13,964,853.

Note D.	Repurchase Agreements

The collateral for repurchase agreements is either cash or fully negotiable U.S. government securities. Repurchase agreements are fully collateralized (including the interest earned thereon) and such collateral is marked-to-market daily while the agreements remain in force. If the value of the collateral falls below the value of the repurchase price plus accrued interest, GLCVF will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, GLCVF maintains the right to sell the collateral and may claim any resulting loss against the seller.

Note E.	Transactions in Capital Stock

There are 100,000,000 shares of $0.001 par value capital stock authorized for GLCVF. Transactions in capital stock were as follows:

	Six Months Ended June 30, 2006 (Unaudited)	Year Ended December 31, 2005 (Audited)	Six Months Ended June 30, 2006 (Unaudited)	Year Ended December 31, 2005 (Audited)
	Shares		Amount
Shares sold	308,972	603,899	$3,982,020	$8,086,451
Shares issued in reinvestment of dividends and distributions	99,209	689,327	1,215,314	8,721,258
Shares repurchased	(543,494)	(2,172,377)	(7,105,582)	(28,959,629)

Net decrease	(135,313)	(879,151)	$(1,908,248)	$(12,151,920)

Note F.	Line of Credit

A $100,000,000 line of credit available to GLCVF and other related Guardian Funds has been established with State Street Bank and Trust Company and Bank of Montreal. The rate of interest charged on any borrowing is based upon the prevailing Federal Funds rate at the time of the loan plus 0.50% calculated on a 360 day basis per annum. For the six months ended June 30, 2006, none of the funds borrowed against this line of credit.

The funds are obligated to pay State Street Bank and Trust Company and Bank of Montreal a commitment fee computed at a rate of 0.08% per annum on the average daily unused portion of the revolving credit.

10

■	Guardian UBS VC Large Cap Value Fund

Board Approval of Investment Management Agreements (Unaudited)

The Boards of Directors of The Guardian Variable Contract Funds, Inc. (“GVCF”), GIAC Funds, Inc. (“GIAC”), The Guardian Bond Fund, Inc. (“GBF” and a “Fund”) and The Guardian Cash Fund, Inc. (“GCF” and a “Fund”) (together, the series of GVCF and GIAC, and GBF and GCF are referred to as the “Funds,”) approved the renewal of the management agreement for each Fund and, as applicable, the subadvisory agreement for each Fund on November 17, 2005. As a part of the renewal process, the Boards of Directors of GVCF, GIAC, GBF and GCF met independently of Fund management and of the interested Board Members to consider the renewal of: (1) the management agreement (“Management Agreement”) between each of the Funds and Guardian Investor Services LLC (“GIS”) or as applicable, Guardian Baillie Gifford Limited (“GBG” and together with GIS, each referred to as a “Manager”); (2) as applicable, the subadvisory agreements (each a “Subadvisory Agreement”) between GBG and Baillie Gifford Overseas Limited (“BGO”) and the subadvisory agreements between GIS and UBS Global Asset Management (Americas) Inc. (“UBS” and together with BGO, each referred to as a “Subadvisor”). (The Management Agreements and the Subadvisory Agreements are together referred to as the “Advisory Agreements.”) As part of the review process, the Independent Directors were represented by independent legal counsel. The Independent Directors reviewed comprehensive materials received from the Managers, Subadvisors and independent counsel in connection with contract review. The Independent Directors noted that each Board also received regular information throughout the year regarding performance and operating results of each Fund and that in evaluating the Advisory Agreements, they were taking into account their accumulated experience as Board members in working with the Managers on matters relating to the Funds.

In preparation for the review process, the Independent Directors met with independent legal counsel and discussed the type and nature of information to be provided and sent a formal request for information to Fund management. The Managers and Subadvisors provided extensive information to all Board members in response to the request. Among other information, the Independent Directors reviewed materials to assess the services provided by each Manager and Subadvisor, and, as applicable, information comparing the performance, advisory fees and expense ratios of each Fund to other mutual funds, information about the profitability from the Advisory Agreements to the Managers and to the Subadvisors, information about economies of scale and information about the other benefits to the Managers and Subadvisors and their affiliates resulting from their relationship with the Funds (“fall-out benefits”). The Independent Directors reviewed comparative performance and management fee and expense ratios of peer groups of funds selected by Morningstar, Inc. (“Morningstar”). The Independent Directors also received a memorandum from independent legal counsel advising them of their duties and responsibilities in connection with the review of the Advisory Agreements. In preparation for the November 17th meeting, the Independent Directors met on November 3, 2005, to review and discuss with independent legal counsel the information provided by Morningstar.

Based upon their review, the Independent Directors concluded that it was in the best interest of each Fund to renew each relevant Advisory Agreement and, accordingly, recommended to the full Board of each Fund the renewal of each applicable Advisory Agreement. In reaching this conclusion for each Fund, the Independent Directors did not identify any single factor or group of factors as all important or controlling and considered all factors together.

Management Agreements

Nature, Quality and Extent of Services. In reviewing the nature, quality and extent of services provided by the Managers, the Independent Directors considered the services provided by each Manager under the Management Agreements, including administrative services. The Independent Directors considered the experience and skills of senior management responsible for fund operations, the experience and skills of the personnel performing the functions under each Management Agreement and the resources made available to such personnel, the ability of the Managers to attract and retain high-quality personnel, and the organizational depth of the Managers. The Independent Directors concluded that appropriate resources were provided under each Management Agreement. The Independent Directors also considered the delegation of day-to-day portfolio management responsibility to UBS with respect to the Guardian UBS VC Large Cap Value Fund and the Guardian UBS VC Small Cap Value Fund and to BGO with respect to the Baillie Gifford International Growth Fund and the Baillie Gifford Emerging Markets Fund and the Managers’ ability to supervise the activities of the Subadvisors. The Independent Directors concluded each Manager’s supervisory program was satisfactory. The Independent Directors also considered the compliance program established by the Managers and the level of compliance attained by the Managers. Further, the Independent Directors considered that each Manager has had a long-term relationship with the Funds and has demonstrated its past and future commitment to support the Funds. The Independent Directors concluded that a long-term relationship with a capable, conscientious adviser was in the best interest of each Fund. Based upon all relevant factors, the Independent Directors concluded that the nature, quality and extent of the services provided by the Managers to each applicable Fund were satisfactory.

11

■	Guardian UBS VC Large Cap Value Fund

Board Approval of Investment Management Agreements (Unaudited) (Continued)

Investment Performance. The Independent Directors reviewed each Fund’s investment performance over short-term (one-year) and longer-term (three year, five year and ten year) periods, as applicable, and compared those returns to various agreed-upon performance measures, including market indices and peer groups. The Independent Directors received comparative performance information prepared by Morningstar. The Independent Directors also considered whether investment results were consistent with a Fund’s investment objective(s) and policies. For most Funds, the Independent Directors concluded that investment performance met acceptable levels of investment performance. For Funds that experienced underperformance, the Independent Directors reviewed the reasons for the underperformance and the remedial measures taken by the Manager to improve performance. The Independent Directors concluded that the Managers have in place an effective process to monitor performance and that reasonable steps had been implemented to address circumstances of underperformance where appropriate. Therefore, the Independent Directors concluded that it was in the best interests of the Funds to renew the Management Agreements and to continue to closely monitor performance with a particular emphasis on those Funds experiencing underperformance.

Fees and Expenses. The Independent Directors considered each Fund’s management fees and net expense ratios. The Independent Directors received information, based on data supplied by Morningstar, comparing each Fund’s management fee rates and total net expense ratio to advisory fees and total net expense ratios of the mutual funds in its peer group (as selected by Morningstar). The Independent Directors also received and considered information on fee waivers and/or reimbursements for each Fund compared to those of its peer group. The Independent Directors noted that a number of the Funds have received fee waivers for many years and that such fee waivers remained current through the time of the review process.

The Independent Directors also compared each Fund’s management fee rates to fees charged by the Manager for comparable mutual funds. For each Fund, the Independent Directors reviewed the fees charged by other advisors for mutual funds in the Fund’s peer group. GIS provided information on the advisory fees it charges its two institutional accounts and noted the information was not comparable with the Funds because the investment objectives and management style of the institutional accounts were very different than those of the Funds. GBG has no clients other than the Funds.

On the basis of all information provided, the Independent Directors concluded that the management fee schedules for each Fund were reasonable and appropriate in light of the nature, quality and extent of services provided by the Manager.

Profitability. The Independent Directors reviewed detailed information regarding revenues received by each Manager under each Management Agreement, including identification of the estimated direct and indirect costs of the Managers of providing those services to each Fund that are covered under the Management Agreements. The Independent Directors also received information regarding the enterprise-wide profitability of the Managers with respect to all fund services in totality.

For all Funds, based upon the profitability percentage provided, the Independent Directors concluded that the profitability to the applicable Manager from the management of each Fund was not unreasonable.

Economies of Scale. The Independent Directors considered whether there are economies of scale with respect to the management of each Fund and whether the Funds benefit from any such economies of scale through breakpoints in fees or otherwise. The Independent Directors noted that the Guardian UBS VC Small Cap Value Fund and the Guardian Cash Fund had management fee schedules that each contained one breakpoint. The Independent Directors also considered whether the effective management fee rate for each Fund under the Management Agreement is reasonable in relation to the asset size of such Fund. The Independent Directors noted GIS’s representation that it did not anticipate that the Funds would experience any significant economies in the near future, given their asset size. The Independent Directors concluded that, in light of the Funds’ current asset levels, the fee schedule for each Fund reflects an appropriate level of sharing of any economies of scale.

Other Benefits to Manager. The Independent Directors also considered the character and amount of other incidental benefits received by the Managers and their affiliates as a result of their relationship with the Funds. The Independent Directors noted the Managers’ representation that each has the ability to obtain proprietary research as a result of the Funds’ brokerage business that may be used for the benefit of the Funds and other clients of the Managers. The Independent Directors concluded that management fees for each Fund were reasonable in light of these fall-out benefits.

Subadvisory Agreements

Nature, Quality and Extent of Services. The Independent Directors considered the nature, extent and quality of services provided under each Subadvisory Agreement. The Independent Directors considered the reputation, qualifications and background

12

■	Guardian UBS VC Large Cap Value Fund

Board Approval of Investment Management Agreements (Unaudited) (Continued)

of the Subadvisors, the experience and skills of investment personnel responsible for the day-to-day management of each Fund, and the resources made available to such personnel. The Independent Directors also considered the Subadvisors’ compliance with investment policies and general legal compliance. The Independent Directors concluded that each Subadvisor was providing satisfactory services and recommended that the Subadvisory Agreement for each applicable Fund be continued.

Investment Performance. The Independent Directors reviewed each Fund’s investment performance over short-term (one-year) and, where applicable, longer-term periods, and compared those returns to various agreed-upon performance measures, including market indices and peer groups. Based upon all relevant factors, the Independent Directors concluded that the investment performance of each subadvised Fund either met acceptable levels of investment performance or, in situations where there was underperformance, the underperformance was not over a long enough period of time to provide a meaningful measure of performance. Therefore, the Independent Directors concluded, based upon each Fund’s particular circumstances, that it was in the best interests of each Fund to renew the Subadvisory Agreements and to continue to closely monitor performance with a particular emphasis on those Funds experiencing underperformance.

Fees and Expenses. The Independent Directors considered each Fund’s subadvisory fees and how they related to the overall management fee structure of each Fund. The Independent Directors evaluated the competitiveness of the subadvisory fees based upon data supplied by Fund management, which showed each Subadvisor’s standard fee schedule for similarly managed institutional accounts. Based on the information provided by Fund management, the Independent Directors noted that the Subadvisors charged comparable or lower fees for the Funds than their standard fee schedules. The Independent Directors also considered that the Managers compensate the Subadvisors from their own management fees.

Based upon all of the above, the Independent Directors determined that the subadvisory fees for each Fund were reasonable.

Profitability. The Independent Directors received general information with respect to each Subadvisor’s profitability. The Independent Directors noted that the Managers compensate the Subadvisors from their own management fees and that the fees were competitive based on the information provided by the Subadvisors and the Managers. In addition, the Independent Directors noted that the Subadvisory Agreements with UBS were negotiated at arm’s length between GIS and UBS. The Independent Directors also noted the amount of revenue generated by each Subadvisor from its subadvisory fees. The Independent Directors reviewed data on the estimated range of profitability to UBS for the Funds it subadvised and concluded that its profitability was not unreasonable. The Independent Directors took into account the level of revenues and the profitability to the parent entity of BGO as a result of BGO’s subadvisory relationship with the Funds it subadvised and concluded that profitability was not unreasonable.

Economies of Scale. The Independent Directors considered whether there are economies of scale with respect to the subadvisory services provided to each applicable Fund and whether the subadvisory fees reflect such economies of scale through breakpoints in fees or otherwise. The Independent Directors noted that the Guardian UBS VC Small Cap Value Fund contained one breakpoint in its subadvisory fee schedule. The Independent Directors also considered whether the effective subadvisory fee rate for each Fund under the Subadvisory Agreement is reasonable in relation to the asset size of the Fund. The Independent Directors concluded that the fee schedule for each Fund reflects an appropriate recognition of any economies of scale.

Other Benefits to Subadvisors. The Independent Directors also considered the character and amount of other incidental benefits received by each Subadvisor, including any benefit derived from their affiliation with the Funds. The Independent Directors considered that UBS may use an affiliate to execute portfolio transactions for the Funds it subadvises, subject to Rule 17e-1 procedures that have been approved by the Board. The Independent Directors also considered each Subadvisor’s soft dollar practices. The Independent Directors concluded that the fees charged under each Subadvisory Agreement were reasonable in light of these fall-out benefits.

Specific Fund Findings

The Guardian UBS VC Large Cap Value Fund

In determining to recommend renewal of the Fund’s Advisory Agreements, the Independent Directors noted the favorable relative investment performance, with performance above the median of its peer group. In addition, although the Fund’s management fee rate was above the median of the Fund’s peer group, the Independent Directors concluded that the management fee was within an acceptable range, particularly in light of the desire to retain an experienced value-style subadvisor and the Fund’s recent performance.

13

■	Guardian UBS VC Large Cap Value Fund

Board Approval of Investment Management Agreements (Unaudited) (Continued)

Overall Conclusions

Based upon all of the information considered and the conclusions reached, the Independent Directors determined that the terms of each Advisory Agreement continue to be fair and reasonable and that the continuation of each Advisory Agreement is in the best interests of each Fund.

14

■	The Guardian UBS VC Large Cap Value Fund

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information regarding how the Fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2006, is available free of charge upon request by logging on to www.guardianinvestor.com or the Securities and Exchange Commission’s (SEC) website at www.sec.gov.

Form N-Q

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each year on the Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov, and can be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330.

Code of Ethics

The Fund has adopted a code of ethics for its Principal Executive Officer and Principal Financial Officers (the “Code”). The purpose of the Code is to promote, among other things: honest and ethical conduct, including the handling of conflicts of interest; full, fair, accurate, timely and understandable disclosure in reports and documents filed with the SEC; and compliance with applicable laws and regulations. A copy of the Code has been filed with the SEC on Form N-CSR and can be obtained on the SEC’s website at www.sec.gov.

Copies for all of the above can be obtained free of charge by calling 1-800-221-3253 or by writing to Guardian Investor Services LLC at 7 Hanover Square, New York, New York 10004.

15

■ The Guardian UBS VC Small Cap Value Fund	Semiannual Report To Contractowners

Wilfred Talbot,

Lead Portfolio Manager

Objective:

Seeks to maximize total return, consisting of capital appreciation and current income

Portfolio:

At least 80% in equity securities issued by companies with a small market capitalization at the time of purchase

Inception Date:

February 3, 2003

Net Assets at

June 30, 2006:

$20,669,723

Top Ten Holdings  (As of 6/30/2006)

Company	Percentage of Total Net Assets
Apollo Investment Corp.	2.43%
LaSalle Hotel Pptys.	2.13%
Nautilus, Inc.	1.99%
Colonial BancGroup, Inc.	1.94%
National Financial Partners Corp.	1.93%
Triumph Group, Inc.	1.93%
Jackson Hewitt Tax Svc., Inc.	1.93%
KMG America Corp.	1.84%
Equitable Resources, Inc.	1.82%
Boston Private Financial Hldgs., Inc.	1.77%

Sector Weightings vs. Index  (As of 6/30/2006)

Average Annual Total Returns  (For periods ended 6/30/2006)

	Year to Date	1 Yr	5 Yrs	10 Yrs	Since Inception 2/3/2003
The Guardian UBS VC Small Cap Value Fund	1.86%	6.97%	—	—	16.92%
Russell 2000 Value Index	10.44%	14.61%	—	—	24.88%

About information in this report:

•	All performance data quoted is historical and the results represent past performance and neither guarantee nor predict future investment results. To obtain performance data current to the most recent month (available within 7 business days of the most recent month end), please call us at (800) 221-3253 or visit our website at www.guardianinvestor.com. Current performance may be higher or lower than the performance quoted here. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.
•	It is important to consider the Fund’s investment objectives, risks, fees and expenses before investing. All funds involve some risk, including possible loss of the principal amount invested. Small-cap investing entails special risks, as small-cap stocks have tended to be more volatile and to drop more in down markets than large-cap stocks. This may happen because small companies may be limited in terms of product lines, financial resources and management.
•	The Russell 2000 Value Index offers investors access to the small-cap value segment of the U.S. equity universe. The Russell 2000 Value is constructed to provide a comprehensive and unbiased barometer of the small-cap value market. Based on ongoing empirical research of investment manager behavior, the methodology used to determine value probability approximates the aggregate small-cap value manager’s opportunity set. Index returns are provided for comparative purposes. Please note that the index is unmanaged and not available for direct investment and its returns do not reflect the fees and expenses that have been deducted from the Fund.
•	Total return figures are historical and assume the reinvestment of dividends and distributions and the deduction of all Fund expenses. The actual total returns for owners of variable annuity contracts or variable life insurance policies that provide for investment in the Fund will be lower to reflect separate account and contract/policy charges. The return figures shown do not reflect the deduction of taxes that a contractowner may pay on distributions or redemption of units.

THE GUARDIAN UBS VC SMALL CAP VALUE FUND	1

■ The Guardian UBS VC Small Cap Value Fund	Semiannual Report To Contractowners

Fund Expenses

By investing in the Fund, you incur two types of costs: (1) transaction costs, including, as applicable, sales charges on purchase payments, reinvested dividends, or other distributions; redemption fees and exchange fees; and (2) ongoing costs, including, as applicable, management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other underlying funds.

The example is based on an investment of $1,000 invested on January 1, 2006 and held for six months ended June 30, 2006.

Actual Expenses

The first line in the table provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2006	Ending Account Value June 30, 2006	Expenses Paid During the Period*	Annualized Expense Ratio
Actual	$1,000	$1,018.60	$6.96	1.39%
Hypothetical (5% return before expenses)	$1,000	$1,017.90	$6.95	1.39%

*	Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the Fund’s most recent fiscal half-year).

2	THE GUARDIAN UBS VC SMALL CAP VALUE FUND

■	The Guardian UBS VC Small Cap Value Fund

Schedule of Investments

June 30, 2006 (Unaudited)

Shares		Value
Common Stocks — 94.8%
Aerospace and Defense — 3.8%
8,700	Esterline Technologies Corp.*	$361,833
2,100	Hexcel Corp.*	32,991
8,300	Triumph Group, Inc.*	398,400

		793,224

Airlines — 1.5%
8,700	AMR Corp.*	221,154
11,500	Pinnacle Airlines Corp.*	80,960

		302,114

Auto Components — 1.5%
18,200	American Axle & Mfg. Hldgs., Inc.	311,402

Biotechnology — 1.3%
9,200	Alkermes, Inc.*	174,064
5,100	Keryx Biopharmaceuticals, Inc.*	72,420
1,400	Telik, Inc.*	23,100

		269,584

Building Products — 2.9%
6,900	American Woodmark Corp.	241,776
3,700	Elkcorp	102,749
10,000	Trex Co., Inc.*	258,900

		603,425

Capital Markets — 3.7%
27,200	Apollo Investment Corp.	502,656
6,300	Lazard Ltd.	254,520

		757,176

Chemicals — 1.0%
4,800	Airgas, Inc.	178,800
800	Lubrizol Corp.	31,880

		210,680

Commercial Banks — 7.2%
13,100	Boston Private Financial Hldgs., Inc.	365,490
15,600	Colonial BancGroup, Inc.	400,608
4,000	Cullen/Frost Bankers, Inc.	229,200
12,500	Placer Sierra Bancshares	289,875
7,600	South Financial Group, Inc.	200,716

		1,485,889

Commercial Services and Supplies — 4.0%
12,200	Coinstar, Inc.*	292,068
9,100	Heidrick & Struggles Int’l., Inc.*	307,944
8,300	McGrath Rentcorp	230,823

		830,835

Communications Equipment — 1.5%
5,900	Harris Corp.	244,909
3,200	Plantronics, Inc.	71,072

		315,981

Containers and Packaging — 1.0%
22,700	Caraustar Inds., Inc.*	204,300

Diversified Consumer Services — 1.9%
12,700	Jackson Hewitt Tax Svc., Inc.	398,145

Diversified Financial Services — 1.2%
22,200	Primus Guaranty Ltd.*	246,420

Electric Utilities — 1.5%
11,300	Hawaiian Electric Inds., Inc.	315,383

Shares		Value
Electrical Equipment — 1.2%
4,600	Regal-Beloit Corp.	$203,090
4,200	Ultralife Batteries, Inc.*	42,546

		245,636

Electronic Equipment and Instruments — 1.7%
1,100	Methode Electronics, Inc.	11,561
14,400	Newport Corp.*	232,128
3,800	Park Electrochemical Corp.	97,850

		341,539

Energy Equipment and Services — 2.2%
7,600	Bristow Group, Inc.*	273,600
4,000	Oceaneering Int’l., Inc.*	183,400

		457,000

Food and Staples Retailing — 0.9%
8,200	Nash Finch Co.	174,578

Gas Utilities — 3.1%
7,200	AGL Resources, Inc.	274,464
11,200	Equitable Resources, Inc.	375,200

		649,664

Health Care Equipment and Supplies — 2.4%
7,400	Cooper Cos., Inc.	327,746
7,900	Syneron Medical Ltd.*	164,952

		492,698

Health Care Providers and Services — 5.8%
5,300	Amedisys, Inc.*	200,870
11,900	Centene Corp.*	280,007
6,900	LifePoint Hospitals, Inc.*	221,697
9,500	Molina Healthcare, Inc.*	361,475
11,400	Option Care, Inc.	136,572

		1,200,621

Hotels, Restaurants and Leisure — 1.8%
22,100	Caribou Coffee Co., Inc.*	164,866
5,600	Vail Resorts, Inc.*	207,760

		372,626

Household Durables — 5.4%
20,400	Comstock Homebuilding Cos., Inc.*	129,132
6,400	Jarden Corp.*	194,880
6,000	Lenox Group, Inc.*	42,540
3,100	Lifetime Brands, Inc.	67,177
4,200	Ryland Group, Inc.	182,994
21,300	Tempur-Pedic Int’l., Inc.*	287,763
8,000	The Yankee Candle Co., Inc.	200,080

		1,104,566

Information Technology Services — 0.9%
13,500	Bearingpoint, Inc.*	112,995
12,000	SM&A*	73,200

		186,195

Insurance — 6.0%
4,700	AmerUs Group Co.	275,185
42,800	KMG America Corp.*	379,636
9,000	National Financial Partners Corp.	398,790
12,100	Seabright Insurance Hldgs.*	194,931

		1,248,542

Internet Software and Services — 1.5%
41,100	Tumbleweed Comm. Corp.*	117,135
8,900	Websense, Inc.*	182,806

		299,941

See notes to financial statements.

3

■	The Guardian UBS VC Small Cap Value Fund

Schedule of Investments (Continued)

June 30, 2006 (Unaudited)

Shares		Value
Leisure Equipment and Products — 2.0%
26,200	Nautilus, Inc.	$411,602

Life Sciences Tools and Services — 0.4%
1,600	Dionex Corp.*	87,456

Machinery — 1.9%
5,700	Briggs & Stratton Corp.	177,327
2,700	Harsco Corp.	210,492

		387,819

Media — 2.9%
8,000	ADVO, Inc.	196,880
9,600	Carmike Cinemas, Inc.	202,368
14,900	Radio One, Inc.*	110,260
10,400	Saga Comm., Inc.*	94,224

		603,732

Multiline Retail — 0.5%
7,300	Tuesday Morning Corp.	95,995

Oil, Gas and Consumable Fuels — 2.5%
5,600	Cimarex Energy Co.	240,800
12,500	EXCO Resources, Inc.*	142,500
2,900	Foundation Coal Hldgs., Inc.	136,097

		519,397

Personal Products — 1.9%
6,800	Chattem, Inc.*	206,516
12,500	Nu Skin Enterprises, Inc.	185,625

		392,141

Pharmaceuticals — 0.6%
10,000	Connetics Corp.*	117,600

Real Estate Investment Trusts — 5.0%
27,900	Capital Lease Fdg., Inc.	318,339
9,500	LaSalle Hotel Pptys.	439,850
1,900	RAIT Investment Trust	55,480
7,900	Thornburg Mortgage, Inc.	220,173

		1,033,842

Road and Rail — 2.1%
7,125	Genesee & Wyoming, Inc.*	252,724
600	Landstar System, Inc.	28,338
3,700	YRC Worldwide, Inc.*	155,807

		436,869

Software — 0.5%
3,400	Reynolds & Reynolds Co.	104,278

Specialty Retail — 1.2%
12,400	PETCO Animal Supplies, Inc.*	253,332

Textiles, Apparel and Luxury Goods — 1.6%
5,500	Movado Group, Inc.	126,225
11,900	True Religion Apparel, Inc.*	210,630

		336,855

Thrifts and Mortgage Finance — 3.4%
2,100	Accredited Home Lenders Hldg. Co.*	100,401
7,000	IndyMac Bancorp, Inc.	320,950
22,400	Ocwen Financial Corp.*	284,704

		706,055

Trading Companies and Distributors — 0.7%
6,100	Interline Brands, Inc.*	142,618

Shares		Value
Wireless Telecommunication Services — 0.7%
21,900	InPhonic, Inc.*	$137,970

	Total Common Stocks (Cost $18,094,570)	19,585,725

Exchange-Traded Fund — 1.4%
4,100	iShares Russell 2000 Value Index Fund (Cost $271,552)	$296,717

Principal Amount		Value
Repurchase Agreement — 3.2%
$653,000	State Street Bank and Trust Co. repurchase agreement, dated 6/30/06, maturity value $653,269 at 4.95%, due 7/3/2006 (1) (Cost $653,000)	$653,000

Total Investments — 99.4% (Cost $19,019,122)		20,535,442
Cash, Receivables, and Other Assets Less Liabilities — 0.6%		134,281

Net Assets — 100%		$20,669,723

*	Non-income producing security.
(1)	The repurchase agreement is fully collateralized by $730,000 in U.S. Government Agency, 5.50%, due 7/14/2028, with a value of $666,743.

See notes to financial statements.

4

■	The Guardian UBS VC Small Cap Value Fund

Statement of Assets and Liabilities

June 30, 2006 (Unaudited)

ASSETS
Investments, at market (cost $19,019,122)	$20,535,442
Cash	163
Receivable for securities sold	613,557
Receivable for fund shares sold	95,901
Dividends receivable	12,898
Interest receivable	90
Other assets	450

Total Assets	21,258,501

LIABILITIES
Payable for securities purchased	558,088
Accrued expenses	13,967
Payable for fund shares redeemed	103
Due to GIS	16,620

Total Liabilities	588,778

Net Assets	$20,669,723

COMPONENTS OF NET ASSETS
Capital stock, at par	$1,616
Additional paid-in capital	17,423,571
Undistributed net investment income	5,761
Accumulated net realized gain on investments	1,722,455
Net unrealized appreciation of investments	1,516,320

Net Assets	$20,669,723

Shares Outstanding — $0.001 Par Value	1,615,938

Net Asset Value Per Share	$12.79

Statement of Operations

Six Months Ended

June 30, 2006 (Unaudited)

INVESTMENT INCOME
Dividends	$148,712
Interest	16,524

Total Income	165,236

Expenses:
Investment advisory fees — Note B	114,594
Custodian fees	23,862
Audit fees	12,307
Printing expense	4,986
Directors’ fees — Note B	1,548
Legal fees	904
Insurance expense	819
Loan commitment fees — Note F	216
Registration fees	13
Other	226

Total Expenses	159,475

Net Investment Income	5,761

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
Net realized gain on investments — Note A	1,945,934
Net change in unrealized appreciation of investments — Note C	(1,353,264)

Net Realized and Unrealized Gain on Investments	592,670

NET INCREASE IN NET ASSETS FROM OPERATIONS	$598,431

See notes to financial statements.

5

■	The Guardian UBS VC Small Cap Value Fund

Statements of Changes in Net Assets

	Six Months Ended June 30, 2006 (Unaudited)	Year Ended December 31, 2005 (Audited)
INCREASE/(DECREASE) IN NET ASSETS
From Operations:
Net investment income	$5,761	$24,117
Net realized gain on investments	1,945,934	2,850,638
Net change in unrealized appreciation of investments	(1,353,264)	(1,917,299)

Net Increase in Net Assets Resulting from Operations	598,431	957,456

Dividends and Distributions to Shareholders from:
Net investment income	—	(28,221)
Net realized gain on investments	(683,059)	(2,595,950)

Total Dividends and Distributions to Shareholders	(683,059)	(2,624,171)

From Capital Share Transactions:
Net increase/(decrease) in net assets from capital share transactions — Note E	(3,648,302)	759,365

Net Decrease in Net Assets	(3,732,930)	(907,350)

NET ASSETS:

Beginning of period	24,402,653	25,310,003

End of period*	$20,669,723	$24,402,653

* Includes undistributed net investment income of:	$5,761	$—

See notes to financial statements.

6

■	The Guardian UBS VC Small Cap Value Fund

Financial Highlights

Selected data for a share of capital stock outstanding throughout the periods indicated:

	Six Months Ended June 30, 2006 (Unaudited)		Year Ended December 31, (Audited)		Period from February 3, 2003† to December 31, 2003 (Audited)
			2005	2004
Net asset value, beginning of period	$13.01		$13.97	$12.94	$10.00

Income from investment operations:
Net investment income	0.00	(a)	0.02	0.04	0.04
Net realized and unrealized gain on investments	0.22		0.57	2.32	3.50

Net increase from investment operations	0.22		0.59	2.36	3.54

Dividends and distributions to shareholders from:
Net investment income	—		(0.02)	(0.04)	(0.04)
Net realized gain on investments	(0.44)		(1.53)	(1.29)	(0.56)

Total dividends and distributions	(0.44)		(1.55)	(1.33)	(0.60)

Net asset value, end of period	$12.79		$13.01	$13.97	$12.94

Total return*	1.86	%(b)	4.22%	18.52%	35.39	%(b)

Ratios/supplemental data:
Net assets, end of period (000’s omitted)	$20,670		$24,403	$25,310	$16,884
Ratio of expenses to average net assets	1.39	%(c)	1.41%	1.36%	1.68	%(c)
Ratio of net investment income to average net assets	0.05	%(c)	0.10%	0.33%	0.42	%(c)
Portfolio turnover rate	40%		97%	71%	75%

†	Commencement of operations.
*	Total returns do not reflect the effects of charges deducted pursuant to the terms of GIAC’s variable contracts.
Inclusion of such charges would reduce the total returns for all periods shown.
(a)	Rounds to less than $0.01.
(b)	Not annualized.
(c)	Annualized.

See notes to financial statements.

7

■	The Guardian UBS VC Small Cap Value Fund

Notes to Financial Statements

June 30, 2006 (Unaudited)

Note A.	Organization and Accounting Policies

The Guardian UBS VC Small Cap Value Fund (the Fund or GSCVF) is a series of The Guardian Variable Contract Funds, Inc. (GVCF). GVCF is incorporated in the state of Maryland and is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (1940 Act). The financial statements for the other remaining series of GVCF are presented in separate reports.

Shares of GSCVF are only sold to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. (GIAC). GIAC is a wholly-owned subsidiary of The Guardian Life Insurance Company of America.

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income, gains (losses) and expenses during the reporting period. Actual results could differ from those estimates.

Significant accounting policies of the Fund are as follows:

Investments

Securities listed on national securities exchanges are valued at the last sale price on such exchanges, or if no sale occurred, at the mean of the closing bid and asked prices. Securities that are traded on the NASDAQ National Securities Market are valued at the NASDAQ Official Closing Price.

Pursuant to valuation procedures approved by the Board of Directors, certain debt securities may be valued each business day by an independent pricing service (Service). Debt securities for which quoted bid prices are readily available and representative of the bid side of the market, in the judgment of the Service, are valued at the bid price. Other debt securities that are valued by the Service are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions.

Other securities, including securities for which market quotations are not readily available (such as restricted securities, illiquid securities and foreign securities subject to a “significant event”) are valued at fair value as determined in good faith by or under the direction of GVCF’s Board of Directors. A “significant event” is an event that will affect the value of a portfolio security that occurs after the close of trading in the security’s primary trading market or exchange but before the Fund’s NAV is calculated.

Investing outside of the U.S. may involve certain considerations and risks not typically associated with domestic investments, including the possibility of political and economic unrest and different levels of governmental supervision and regulation of foreign securities markets.

Futures contracts are valued at the settlement prices established by the boards of trade or exchanges on which they are traded.

Repurchase agreements are carried at cost which approximates market value (see Note D).

Investment transactions are recorded on the date of purchase or sale. Security gains or losses are determined on an identified cost basis. Interest income, including amortization/accretion of premium/discount, is accrued daily. Dividend income is recorded on the ex-dividend date.

Foreign Currency Translation

GSCVF is permitted to buy international securities that are not U.S. dollar denominated. GSCVF’s books and records are maintained in U.S. dollars as follows:

(1)  The foreign currency market value of investment securities and other assets and liabilities stated in foreign currencies are translated into U.S. dollars at the current rate of exchange.

(2)  Security purchases and sales, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions.

The resulting gains and losses are included in the Statement of Operations as follows:

Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Realized foreign exchange gains and losses, which result from changes in foreign exchange rates between the date on which GSCVF earns dividends and interest or pays foreign withholding taxes or other expenses and the date on which U.S. dollar equivalent amounts are actually received or paid, are included in net realized gains or losses

8

■	The Guardian UBS VC Small Cap Value Fund

Notes to Financial Statements (Continued)

June 30, 2006 (Unaudited)

on foreign currency related transactions. Realized foreign exchange gains and losses which result from changes in foreign exchange rates between the trade and settlement dates on security and currency transactions are also included in net realized gains and losses on foreign currency related transactions. Net currency gains and losses from valuing other assets and liabilities denominated in foreign currency at the period end exchange rate are reflected in net change in unrealized appreciation or depreciation from translation of other assets and liabilities denominated in foreign currencies.

Forward Foreign Currency Contracts

GSCVF may enter into forward foreign currency contracts in connection with planned purchases or sales of securities, or to hedge against changes in currency exchange rates affecting the values of its investments that are denominated in a particular currency. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward exchange rate. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Fluctuations in the value of forward foreign currency contracts are recorded for book purposes as unrealized gains or losses from translation of other assets and liabilities denominated in foreign currencies by GSCVF. When forward contracts are closed, GSCVF will record realized gains or losses equal to the difference between the values of such forward contracts at the time each was opened and the values at the time each was closed. Such amounts are recorded in net realized gains or losses on foreign currency related transactions. GSCVF will not enter into a forward foreign currency contract if such contract would obligate it to deliver an amount of foreign currency in excess of the value of its portfolio securities or other assets denominated in that currency.

Futures Contracts

GSCVF may enter into financial futures contracts for the delayed delivery of securities, currency or contracts based on financial indices at a fixed price on a future date. In entering into such contracts, GSCVF is required to deposit either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by GSCVF each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as variation margins by GSCVF. The daily changes in the variation margin are recognized as unrealized gains or losses by GSCVF. GSCVF’s investments in financial futures contracts are designed to hedge against anticipated future changes in interest or exchange rates or securities prices. In addition, GSCVF may enter into financial futures contracts for non-hedging purposes. Should interest or exchange rates, securities prices or prices of futures contracts move unexpectedly, GSCVF may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

Dividend Distributions

Dividends from net investment income are declared and paid semi-annually for GSCVF. Net realized short-term and long-term capital gains for GSCVF will be distributed at least annually. All such dividends and distributions are credited in the form of additional shares of GSCVF at the net asset value on the ex-dividend date.

All dividends and distributions are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations. Differences between the recognition of income on an income tax basis and recognition of income based on GAAP may cause temporary overdistributions of net realized gains and net investment income on a GAAP basis.

Taxes

GSCVF has qualified and intends to remain qualified to be taxed as a “regulated investment company” under the provisions of the U.S. Internal Revenue Code (Code), and as such will not be subject to federal income tax on taxable income (including any realized capital gains) which is distributed in accordance with the provisions of the Code. Therefore, no federal income tax provision is required.

Reclassification of Capital Accounts

The treatment for financial statement purposes of distributions made during the year from net investment income and net realized gains may differ from their ultimate treatment for federal income tax purposes. These differences primarily are caused by differences in the timing of the recognition of certain components of income or capital gains for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications would have no effect on net assets, results of operations, or net asset value per share of the Fund.

9

■	The Guardian UBS VC Small Cap Value Fund

Notes to Financial Statements (Continued)

June 30, 2006 (Unaudited)

Note B.	Investment Advisory Agreements and Payments to or from Related Parties

The Fund has an investment advisory agreement with Guardian Investor Services LLC (GIS), a wholly-owned subsidiary of GIAC. Fees for investment advisory are at an annual rate of 1.00% of the average daily net assets for the first $50 million and an annual rate of 0.95% of its average daily net assets in excess of $50 million. GIS has entered into a sub-investment advisory agreement with UBS Global Asset Management (Americas), Inc. (UBS Global AM). UBS Global AM is responsible for the day-to-day management of GSCVF. GIS continually monitors and evaluates the performance of UBS Global AM. As compensation for its services, GIS pays UBS Global AM at an annual rate of 0.60% for the first $50 million and at an annual rate of 0.55% of GSCVF’s average daily net assets in excess of $50 million. Payment of sub-investment advisory fees does not represent a separate or additional expense to GSCVF.

The Guardian Fund Complex pays directors who are not “interested persons” (as defined in the 1940 Act) fees consisting of a $5,000 per meeting fee and an annual retainer of $30,500, allocated among all funds in the Guardian Fund Complex based on their relative average daily net assets. Board committee members also receive a fee of $2,000 per committee meeting, which also is allocated among all funds in the Guardian Fund Complex based on their relative average daily net assets. Additional compensation is paid to the Chairmen of the Nominating and Governance Committee and the Audit Committee, respectively. GIS pays compensation to certain directors who are interested persons. Certain officers and directors of the Fund are affiliated with GIS.

Note C.	Investment Transactions

Purchases and proceeds from sales of securities (excluding short-term securities) amounted to $9,010,108 and $13,466,613, respectively, during the six months ended June 30, 2006.

The cost of investments owned at June 30, 2006 for federal income tax purposes was substantially the same as the cost for financial reporting purposes. The gross unrealized appreciation and depreciation of investments at June 30, 2006 aggregated $3,062,959 and $1,546,639, respectively, resulting in net unrealized appreciation of $1,516,320.

Note D.	Repurchase Agreements

The collateral for repurchase agreements is either cash or fully negotiable U.S. government securities. Repurchase agreements are fully collateralized (including the interest earned thereon) and such collateral is marked-to-market daily while the agreements remain in force. If the value of the collateral falls below the value of the repurchase price plus accrued interest, GSCVF will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, GSCVF maintains the right to sell the collateral and may claim any resulting loss against the seller.

Note E.	Transactions in Capital Stock

There are 100,000,000 shares of $0.001 par value capital stock authorized for GSCVF. Transactions in capital stock were as follows:

	Six Months Ended June 30, 2006 (Unaudited)	Year Ended December 31, 2005 (Audited)	Six Months Ended June 30, 2006 (Unaudited)	Year Ended December 31, 2005 (Audited)
	Shares		Amount
Shares sold	206,384	598,573	$2,796,112	$8,184,123
Shares issued in reinvestment of dividends and distributions	55,760	199,822	683,059	2,624,171
Shares repurchased	(522,127)	(734,398)	(7,127,473)	(10,048,929)

Net increase/(decrease)	(259,983)	63,997	$(3,648,302)	$759,365

Note F.	Line of Credit

A $100,000,000 line of credit available to GSCVF and other related Guardian Funds has been established with State Street Bank and Trust Company and Bank of Montreal. The rate of interest charged on any borrowing is based upon the prevailing Federal Funds rate at the time of the loan plus 0.50% calculated on a 360 day basis per annum. For the six months ended June 30, 2006, none of the funds borrowed against this line of credit.

The funds are obligated to pay State Street Bank and Trust Company and Bank of Montreal a commitment fee computed at a rate of 0.08% per annum on the average daily unused portion of the revolving credit.

10

■	Guardian UBS VC Small Cap Value Fund

Board Approval of Investment Management Agreements (Unaudited)

The Boards of Directors of The Guardian Variable Contract Funds, Inc. (“GVCF”), GIAC Funds, Inc. (“GIAC”), The Guardian Bond Fund, Inc. (“GBF” and a “Fund”) and The Guardian Cash Fund, Inc. (“GCF” and a “Fund”) (together, the series of GVCF and GIAC, and GBF and GCF are referred to as the “Funds,”) approved the renewal of the management agreement for each Fund and, as applicable, the subadvisory agreement for each Fund on November 17, 2005. As a part of the renewal process, the Boards of Directors of GVCF, GIAC, GBF and GCF met independently of Fund management and of the interested Board Members to consider the renewal of: (1) the management agreement (“Management Agreement”) between each of the Funds and Guardian Investor Services LLC (“GIS”) or as applicable, Guardian Baillie Gifford Limited (“GBG” and together with GIS, each referred to as a “Manager”); (2) as applicable, the subadvisory agreements (each a “Subadvisory Agreement”) between GBG and Baillie Gifford Overseas Limited (“BGO”) and the subadvisory agreements between GIS and UBS Global Asset Management (Americas) Inc. (“UBS” and together with BGO, each referred to as a “Subadvisor”). (The Management Agreements and the Subadvisory Agreements are together referred to as the “Advisory Agreements.”) As part of the review process, the Independent Directors were represented by independent legal counsel. The Independent Directors reviewed comprehensive materials received from the Managers, Subadvisors and independent counsel in connection with contract review. The Independent Directors noted that each Board also received regular information throughout the year regarding performance and operating results of each Fund and that in evaluating the Advisory Agreements, they were taking into account their accumulated experience as Board members in working with the Managers on matters relating to the Funds.

In preparation for the review process, the Independent Directors met with independent legal counsel and discussed the type and nature of information to be provided and sent a formal request for information to Fund management. The Managers and Subadvisors provided extensive information to all Board members in response to the request. Among other information, the Independent Directors reviewed materials to assess the services provided by each Manager and Subadvisor, and, as applicable, information comparing the performance, advisory fees and expense ratios of each Fund to other mutual funds, information about the profitability from the Advisory Agreements to the Managers and to the Subadvisors, information about economies of scale and information about the other benefits to the Managers and Subadvisors and their affiliates resulting from their relationship with the Funds (“fall-out benefits”). The Independent Directors reviewed comparative performance and management fee and expense ratios of peer groups of funds selected by Morningstar, Inc. (“Morningstar”). The Independent Directors also received a memorandum from independent legal counsel advising them of their duties and responsibilities in connection with the review of the Advisory Agreements. In preparation for the November 17th meeting, the Independent Directors met on November 3, 2005, to review and discuss with independent legal counsel the information provided by Morningstar.

Based upon their review, the Independent Directors concluded that it was in the best interest of each Fund to renew each relevant Advisory Agreement and, accordingly, recommended to the full Board of each Fund the renewal of each applicable Advisory Agreement. In reaching this conclusion for each Fund, the Independent Directors did not identify any single factor or group of factors as all important or controlling and considered all factors together.

Management Agreements

Nature, Quality and Extent of Services. In reviewing the nature, quality and extent of services provided by the Managers, the Independent Directors considered the services provided by each Manager under the Management Agreements, including administrative services. The Independent Directors considered the experience and skills of senior management responsible for fund operations, the experience and skills of the personnel performing the functions under each Management Agreement and the resources made available to such personnel, the ability of the Managers to attract and retain high-quality personnel, and the organizational depth of the Managers. The Independent Directors concluded that appropriate resources were provided under each Management Agreement. The Independent Directors also considered the delegation of day-to-day portfolio management responsibility to UBS with respect to the Guardian UBS VC Large Cap Value Fund and the Guardian UBS VC Small Cap Value Fund and to BGO with respect to the Baillie Gifford International Growth Fund and the Baillie Gifford Emerging Markets Fund and the Managers’ ability to supervise the activities of the Subadvisors. The Independent Directors concluded each Manager’s supervisory program was satisfactory. The Independent Directors also considered the compliance program established by the Managers and the level of compliance attained by the Managers. Further, the Independent Directors considered that each Manager has had a long-term relationship with the Funds and has demonstrated its past and future commitment to support the Funds. The Independent Directors concluded that a long-term relationship with a capable, conscientious adviser was in the best interest of each Fund. Based upon all relevant factors, the Independent Directors concluded that the nature, quality and extent of the services provided by the Managers to each applicable Fund were satisfactory.

11

■	Guardian UBS VC Small Cap Value Fund

Board Approval of Investment Management Agreements (Unaudited) (Continued)

Investment Performance. The Independent Directors reviewed each Fund’s investment performance over short-term (one-year) and longer-term (three year, five year and ten year) periods, as applicable, and compared those returns to various agreed-upon performance measures, including market indices and peer groups. The Independent Directors received comparative performance information prepared by Morningstar. The Independent Directors also considered whether investment results were consistent with a Fund’s investment objective(s) and policies. For most Funds, the Independent Directors concluded that investment performance met acceptable levels of investment performance. For Funds that experienced underperformance, the Independent Directors reviewed the reasons for the underperformance and the remedial measures taken by the Manager to improve performance. The Independent Directors concluded that the Managers have in place an effective process to monitor performance and that reasonable steps had been implemented to address circumstances of underperformance where appropriate. Therefore, the Independent Directors concluded that it was in the best interests of the Funds to renew the Management Agreements and to continue to closely monitor performance with a particular emphasis on those Funds experiencing underperformance.

Fees and Expenses. The Independent Directors considered each Fund’s management fees and net expense ratios. The Independent Directors received information, based on data supplied by Morningstar, comparing each Fund’s management fee rates and total net expense ratio to advisory fees and total net expense ratios of the mutual funds in its peer group (as selected by Morningstar). The Independent Directors also received and considered information on fee waivers and/or reimbursements for each Fund compared to those of its peer group. The Independent Directors noted that a number of the Funds have received fee waivers for many years and that such fee waivers remained current through the time of the review process.

The Independent Directors also compared each Fund’s management fee rates to fees charged by the Manager for comparable mutual funds. For each Fund, the Independent Directors reviewed the fees charged by other advisors for mutual funds in the Fund’s peer group. GIS provided information on the advisory fees it charges its two institutional accounts and noted the information was not comparable with the Funds because the investment objectives and management style of the institutional accounts were very different than those of the Funds. GBG has no clients other than the Funds.

On the basis of all information provided, the Independent Directors concluded that the management fee schedules for each Fund were reasonable and appropriate in light of the nature, quality and extent of services provided by the Manager.

Profitability. The Independent Directors reviewed detailed information regarding revenues received by each Manager under each Management Agreement, including identification of the estimated direct and indirect costs of the Managers of providing those services to each Fund that are covered under the Management Agreements. The Independent Directors also received information regarding the enterprise-wide profitability of the Managers with respect to all fund services in totality.

For all Funds, based upon the profitability percentage provided, the Independent Directors concluded that the profitability to the applicable Manager from the management of each Fund was not unreasonable.

Economies of Scale. The Independent Directors considered whether there are economies of scale with respect to the management of each Fund and whether the Funds benefit from any such economies of scale through breakpoints in fees or otherwise. The Independent Directors noted that the Guardian UBS VC Small Cap Value Fund and the Guardian Cash Fund had management fee schedules that each contained one breakpoint. The Independent Directors also considered whether the effective management fee rate for each Fund under the Management Agreement is reasonable in relation to the asset size of such Fund. The Independent Directors noted GIS’s representation that it did not anticipate that the Funds would experience any significant economies in the near future, given their asset size. The Independent Directors concluded that, in light of the Funds’ current asset levels, the fee schedule for each Fund reflects an appropriate level of sharing of any economies of scale.

Other Benefits to Manager. The Independent Directors also considered the character and amount of other incidental benefits received by the Managers and their affiliates as a result of their relationship with the Funds. The Independent Directors noted the Managers’ representation that each has the ability to obtain proprietary research as a result of the Funds’ brokerage business that may be used for the benefit of the Funds and other clients of the Managers. The Independent Directors concluded that management fees for each Fund were reasonable in light of these fall-out benefits.

Subadvisory Agreements

Nature, Quality and Extent of Services. The Independent Directors considered the nature, extent and quality of services provided under each Subadvisory Agreement. The Independent Directors considered the reputation, qualifications and background

12

■	Guardian UBS VC Small Cap Value Fund

Board Approval of Investment Management Agreements (Unaudited) (Continued)

of the Subadvisors, the experience and skills of investment personnel responsible for the day-to-day management of each Fund, and the resources made available to such personnel. The Independent Directors also considered the Subadvisors’ compliance with investment policies and general legal compliance. The Independent Directors concluded that each Subadvisor was providing satisfactory services and recommended that the Subadvisory Agreement for each applicable Fund be continued.

Investment Performance. The Independent Directors reviewed each Fund’s investment performance over short-term (one-year) and, where applicable, longer-term periods, and compared those returns to various agreed-upon performance measures, including market indices and peer groups. Based upon all relevant factors, the Independent Directors concluded that the investment performance of each subadvised Fund either met acceptable levels of investment performance or, in situations where there was underperformance, the underperformance was not over a long enough period of time to provide a meaningful measure of performance. Therefore, the Independent Directors concluded, based upon each Fund’s particular circumstances, that it was in the best interests of each Fund to renew the Subadvisory Agreements and to continue to closely monitor performance with a particular emphasis on those Funds experiencing underperformance.

Fees and Expenses. The Independent Directors considered each Fund’s subadvisory fees and how they related to the overall management fee structure of each Fund. The Independent Directors evaluated the competitiveness of the subadvisory fees based upon data supplied by Fund management, which showed each Subadvisor’s standard fee schedule for similarly managed institutional accounts. Based on the information provided by Fund management, the Independent Directors noted that the Subadvisors charged comparable or lower fees for the Funds than their standard fee schedules. The Independent Directors also considered that the Managers compensate the Subadvisors from their own management fees.

Based upon all of the above, the Independent Directors determined that the subadvisory fees for each Fund were reasonable.

Profitability. The Independent Directors received general information with respect to each Subadvisor’s profitability. The Independent Directors noted that the Managers compensate the Subadvisors from their own management fees and that the fees were competitive based on the information provided by the Subadvisors and the Managers. In addition, the Independent Directors noted that the Subadvisory Agreements with UBS were negotiated at arm’s length between GIS and UBS. The Independent Directors also noted the amount of revenue generated by each Subadvisor from its subadvisory fees. The Independent Directors reviewed data on the estimated range of profitability to UBS for the Funds it subadvised and concluded that its profitability was not unreasonable. The Independent Directors took into account the level of revenues and the profitability to the parent entity of BGO as a result of BGO’s subadvisory relationship with the Funds it subadvised and concluded that profitability was not unreasonable.

Economies of Scale. The Independent Directors considered whether there are economies of scale with respect to the subadvisory services provided to each applicable Fund and whether the subadvisory fees reflect such economies of scale through breakpoints in fees or otherwise. The Independent Directors noted that the Guardian UBS VC Small Cap Value Fund contained one breakpoint in its subadvisory fee schedule. The Independent Directors also considered whether the effective subadvisory fee rate for each Fund under the Subadvisory Agreement is reasonable in relation to the asset size of the Fund. The Independent Directors concluded that the fee schedule for each Fund reflects an appropriate recognition of any economies of scale.

Other Benefits to Subadvisors. The Independent Directors also considered the character and amount of other incidental benefits received by each Subadvisor, including any benefit derived from their affiliation with the Funds. The Independent Directors considered that UBS may use an affiliate to execute portfolio transactions for the Funds it subadvises, subject to Rule 17e-1 procedures that have been approved by the Board. The Independent Directors also considered each Subadvisor’s soft dollar practices. The Independent Directors concluded that the fees charged under each Subadvisory Agreement were reasonable in light of these fall-out benefits.

Specific Fund Findings

The Guardian UBS VC Small Cap Value Fund

In determining to recommend renewal of the Fund’s Advisory Agreements, the Independent Directors concluded that although the Fund experienced slight underperformance relative to its peer group, such performance was within a reasonable range of the peer group average in light of the Fund’s satisfactory absolute performance. The Independent Directors also noted that although the Fund’s management fee rate was above the median of the Fund’s peer group, the management fee was within an acceptable range of the median, particularly in light of the desire to retain an experienced value-style subadvisor.

13

■	Guardian UBS VC Small Cap Value Fund

Board Approval of Investment Management Agreements (Unaudited) (Continued)

Overall Conclusions

Based upon all of the information considered and the conclusions reached, the Independent Directors determined that the terms of each Advisory Agreement continue to be fair and reasonable and that the continuation of each Advisory Agreement is in the best interests of each Fund.

14

■	The Guardian UBS VC Small Cap Value Fund

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information regarding how the Fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2006, is available free of charge upon request by logging on to www.guardianinvestor.com or the Securities and Exchange Commission’s (SEC) website at www.sec.gov.

Form N-Q

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each year on the Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov, and can be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330.

Code of Ethics

The Fund has adopted a code of ethics for its Principal Executive Officer and Principal Financial Officers (the “Code”). The purpose of the Code is to promote, among other things: honest and ethical conduct, including the handling of conflicts of interest; full, fair, accurate, timely and understandable disclosure in reports and documents filed with the SEC; and compliance with applicable laws and regulations. A copy of the Code has been filed with the SEC on Form N-CSR and can be obtained on the SEC’s website at www.sec.gov.

Copies for all of the above can be obtained free of charge by calling 1-800-221-3253 or by writing to Guardian Investor Services LLC at 7 Hanover Square, New York, New York 10004.

15

ITEM 2. CODE OF ETHICS.

Not applicable for semiannual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable for semiannual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semiannual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS

Included in response to Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASES.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant’s certifying officers have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s certifying officers are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Not applicable.

(a)(2) Separate certifications by the registrant’s certifying officers, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(a)(3) Not applicable.

(b) A certification by the registrant’s certifying officers, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Guardian Variable Contract Funds, Inc.

By:	/s/ Thomas G. Sorell
Thomas G. Sorell
President of
The Guardian Variable Contract Funds, Inc.

Date: September 6, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas G. Sorell
Thomas G. Sorell
President of
The Guardian Variable Contract Funds, Inc.

Date: September 6, 2006

By:	/s/ John H. Walter
John H. Walter
Vice President and Treasurer of
The Guardian Variable Contract Funds, Inc.

Date: September 6, 2006